UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-05518

Investment Company Act file number:

THE RBB FUND, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street,

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Salvatore Faia, President

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5366

Date of fiscal year end: August 31

Date of reporting period: May 31, 2019

Item 1. Schedule of Investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2019
(UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 78.2%
U.S. TREASURY OBLIGATIONS - 78.2%
U.S. Treasury Bills	2.541%	06/06/19	$10,579	$10,577,114
U.S. Treasury Bills	2.478%	06/20/19	7,438	7,430,088
U.S. Treasury Bills	2.471%	06/27/19	15,088	15,065,569
U.S. Treasury Bills	2.509%	07/05/19	10,028	10,007,532
U.S. Treasury Bills	2.502%	07/11/19	35,813	35,726,516
U.S. Treasury Bills	2.505%	07/25/19	5,798	5,778,835
U.S. Treasury Bills	2.473%	08/01/19	3,227	3,214,901
U.S. Treasury Bills	2.484%	08/08/19	2,846	2,834,065
U.S. Treasury Bills	2.510%	08/15/19	33,352	33,198,141
U.S. Treasury Bills	2.496%	08/22/19	8,633	8,589,068
U.S. Treasury Bills	2.479%	08/29/19	31,577	31,401,483
U.S. Treasury Bills	2.521%	09/05/19	4,237	4,211,457
U.S. Treasury Bills	2.463%	09/19/19	38,675	38,408,868
U.S. Treasury Bills	2.427%	09/26/19	5,100	5,062,509
U.S. Treasury Bills	2.447%	10/03/19	56,792	56,346,452
U.S. Treasury Bills	2.446%	10/10/19	3,054	3,028,952
U.S. Treasury Bills	2.457%	10/17/19	2,438	2,416,840
U.S. Treasury Bills	2.432%	10/24/19	20,302	20,116,774
U.S. Treasury Bills	2.431%	10/31/19	37,488	37,130,433
U.S. Treasury Bills	2.401%	11/07/19	87,792	86,912,355
U.S. Treasury Bills	2.414%	11/14/19	66,310	65,616,981
U.S. Treasury Bills	2.384%	11/21/19	4,462	4,413,359
U.S. Treasury Bills	2.372%	11/29/19	24,661	24,380,660
				511,868,952
TOTAL SHORT-TERM INVESTMENTS
(Cost $511,701,475)				511,868,952
TOTAL PURCHASED OPTIONS - 0.0%**
(Cost $904,419)				168,045
TOTAL INVESTMENTS - 78.2%
(Cost $512,605,894)				512,036,997

OTHER ASSETS IN EXCESS OF LIABILITIES - 21.8%				142,471,988
NET ASSETS - 100.0%				$654,508,985

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.
**	See page 8 for detailed information regarding the Purchased Options.

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019
(UNAUDITED)

Futures contracts outstanding as of May 31, 2019 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	Jun-19	16	$1,476,491	$5,620
3-Month Euro Euribor	Dec-19	413	115,346,374	87,054
3-Month Euro Euribor	Mar-20	432	120,652,866	163,258
3-Month Euro Euribor	Jun-20	221	61,722,878	113,740
3-Month Euro Euribor	Sep-20	195	54,461,363	88,563
3-Month Euro Euribor	Dec-20	9	2,513,601	3,282
3-Month Euro Euribor	Mar-21	9	2,513,601	3,938
3-Month Euro Euribor	Jun-21	21	5,865,070	10,417
3-Month Euro Euribor	Sep-21	45	12,568,007	25,122
3-Month Euro Euribor	Dec-21	11	3,072,179	6,312
3-Month Euro Euribor	Mar-22	10	2,792,890	4,217
90-DAY Bank Bill	Sep-19	18	12,486,560	9,683
90-DAY Bank Bill	Dec-19	81	56,189,518	39,509
90-DAY Bank Bill	Mar-20	620	430,092,609	292,438
90-DAY Bank Bill	Jun-20	52	36,072,283	27,179
90-DAY Bank Bill	Sep-20	61	42,315,563	34,278
90-DAY Bank Bill	Dec-20	43	29,829,004	20,582
90-DAY Eurodollar Futures	Dec-19	1,126	281,500,000	867,125
90-DAY Eurodollar Futures	Mar-20	567	141,750,000	445,613
90-DAY Eurodollar Futures	Jun-20	477	119,250,000	764,425
90-DAY Eurodollar Futures	Sep-20	45	11,250,000	46,363
90-DAY Eurodollar Futures	Dec-20	33	8,250,000	42,588
90-DAY Eurodollar Futures	Mar-21	432	108,000,000	377,425
90-DAY Eurodollar Futures	Jun-21	52	13,000,000	61,713
90-DAY Eurodollar Futures	Sep-21	58	14,500,000	69,013
90-DAY Eurodollar Futures	Dec-21	6	1,500,000	5,238
90-DAY Eurodollar Futures	Mar-22	336	84,000,000	229,725
90-DAY Eurodollar Futures	Jun-22	5	1,250,000	4,788
90-DAY Eurodollar Futures	Sep-22	5	1,250,000	3,825
90-DAY Eurodollar Futures	Dec-22	4	1,000,000	4,025
90-DAY Sterling Futures	Sep-19	30	4,740,954	2,141
90-DAY Sterling Futures	Dec-19	1,249	197,381,729	103,124
90-DAY Sterling Futures	Mar-20	1,290	203,861,033	262,918
90-DAY Sterling Futures	Jun-20	452	71,430,378	151,007
90-DAY Sterling Futures	Sep-20	622	98,295,785	222,754
90-DAY Sterling Futures	Dec-20	136	21,492,326	20,023
90-DAY Sterling Futures	Mar-21	634	100,192,167	155,622
90-DAY Sterling Futures	Jun-21	115	18,173,658	23,009
90-DAY Sterling Futures	Sep-21	98	15,487,117	21,160
90-DAY Sterling Futures	Dec-21	12	1,896,382	4,978
90-DAY Sterling Futures	Mar-22	577	91,184,354	193,083
Amsterdam Index Futures	Jun-19	111	13,399,412	(159,941)
Australian 10-Year Bond Futures	Jun-19	392	27,192,952	1,229,579
Australian 3-Year Bond Futures	Jun-19	1,234	85,602,303	822,665
Bank Acceptance Futures	Mar-20	1	184,966	351
Brent Crude Futures	Aug-19	87	5,393,130	(893,570)
Brent Crude Futures	Sep-19	8	489,280	(59,070)
CAC40 10 Euro Futures	Jun-19	399	23,111,894	(447,968)
Cocoa Futures - ICE	Jul-19	38	857,544	9,280
Cocoa Futures	Jul-19	11	264,000	(4,500)
Cocoa Futures	Sep-19	10	240,600	(2,940)
Cocoa Futures	Dec-19	7	169,260	(1,960)
Corn Futures	Dec-19	56	1,242,500	3,213
DAX Index Futures	Jun-19	45	14,737,245	(782,666)
Dollar Index	Jun-19	467	46,700,000	301,811
Euro BUXL 30-Year Bond Futures	Jun-19	34	3,798,331	302,660

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019
(UNAUDITED)

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
Euro BUXL 30-Year Bond Futures	Sep-19	9	1,005,441	8,066
Euro STOXX 50	Jun-19	602	22,025,292	(107,694)
Euro/CHF 3-Month Futures ICE	Dec-19	2	499,376	325
Euro/CHF 3-Month Futures ICE	Mar-20	2	499,376	375
Euro/CHF 3-Month Futures ICE	Jun-20	1	249,688	200
Euro-Bobl Futures	Jun-19	744	83,116,419	788,567
Euro-Bobl Futures	Sep-19	780	87,138,181	46,585
Euro-BTP Futures	Jun-19	327	36,531,007	139,656
Euro-BTP Futures	Sep-19	98	10,948,130	(18,534)
Euro-Bund Futures	Jun-19	439	49,043,156	1,275,580
Euro-Bund Futures	Sep-19	628	70,157,407	215,745
Euro-Oat Futures	Jun-19	74	8,266,956	216,941
Euro-Oat Futures	Sep-19	203	22,678,270	80,234
Euro-Schatz Futures	Jun-19	817	91,271,659	151,676
Euro-Schatz Futures	Sep-19	7	782,009	240
FTSE 100 Index Futures	Jun-19	420	37,970,872	(640,939)
FTSE/MIB Index Futures	Jun-19	50	5,528,806	(328,584)
Gasoline RBOB Futures	Aug-19	41	2,994,902	(197,324)
Gold 100 Oz Futures	Aug-19	137	17,962,070	36,860
Hang Seng Index Futures	Jun-19	108	18,403,072	(286,082)
IBEX 35 Index Futures	Jun-19	40	4,010,859	(46,851)
JPN 10-Year Bond (Osaka Securities Exchange)	Jun-19	110	101,508,790	370,323
LME Aluminum Forward	Jun-19	975	43,326,563	(1,806,158)
LME Copper Forward	Jun-19	283	41,176,500	(4,060,221)
LME Lead Forward	Jun-19	11	495,413	(25,988)
LME Nickel Forward	Jun-19	114	8,193,978	(248,842)
LME Zinc Forward	Jun-19	59	3,879,250	(321,465)
LME Zinc Forward	Jul-19	4	257,400	(48,519)
Long Gilt Futures	Sep-19	726	91,784,874	453,349
Low Sulphur Gasoil G Futures	Jul-19	57	3,291,750	(339,675)
Low Sulphur Gasoil G Futures	Aug-19	7	404,600	(40,125)
MSCI EAFE Index Futures	Jun-19	7	636,265	(33,615)
MSCI Emerging Markets Index Futures	Jun-19	24	1,200,240	(87,545)
MSCI Singapore Exchange ETS	Jun-19	46	1,168,501	(21,089)
MSCI Taiwan Index	Jun-19	66	2,507,340	33,305
DJIA Mini E-CBOT	Jun-19	37	4,591,700	(230,140)
MXN Currency Futures	Jun-19	500	12,755,916	(200,555)
Nasdaq 100 E-Mini	Jun-19	203	28,962,010	(1,321,492)
Nikkei 225 (Chicago Mercantile Exchange)	Jun-19	2	204,250	(20,250)
Nikkei 225 (Osaka Securities Exchange)	Jun-19	13	2,464,080	(202,556)
Nikkei 225 Mini	Jun-19	168	3,184,349	(166,581)
NY Harbor Ultra-Low Sulfur Diesel Futures	Aug-19	7	542,459	(64,294)
OMX Stockholm 30 Index Futures	Jun-19	527	8,387,146	(427,894)
Russell 2000 E-Mini	Jun-19	26	1,906,450	(110,390)
S&P 500 E-Mini Futures	Jun-19	69	9,496,470	(736,170)
S&P Mid 400 E-Mini	Jun-19	7	1,267,140	(90,360)
S&P/TSX 60 IX Futures	Jun-19	94	13,366,972	(51,659)
SGX Nifty 50	Jun-19	105	2,504,250	(13,440)
SPI 200 Futures	Jun-19	99	10,991,606	306,701
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Sep-19	1,308	133,824,881	2,126,852
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Sep-19	127	25,755,677	106,281
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Sep-19	1,637	170,265,686	1,218,235
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-19	580	75,391,058	2,185,453
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Sep-19	78	8,419,888	319,781
USD/NOK Futures	Jun-19	5	500,000	8,690
USD/SEK Futures	Jun-19	3	300,000	6,203
WTI Crude Futures	Jul-19	45	2,407,500	(966,110)
WTI Crude Futures	Aug-19	61	3,272,040	(358,820)
				$1,810,083

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019
(UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
90-DAY Eurodollar Futures	Sep-19	21	$(5,250,000)	$(6,625)
AUD/USD Currency Futures	Jun-19	853	(59,172,419)	692,645
CAD Currency Futures	Jun-19	638	(47,203,315)	457,321
Canadian 10-Year Bond Futures	Sep-19	57	(4,217,224)	63,806
CHF Currency Futures	Jun-19	238	(29,712,859)	(400,875)
Coffee 'C' Futures	Jul-19	259	(10,159,275)	(807,506)
Coffee 'C' Futures	Sep-19	54	(2,168,775)	(185,438)
Coffee 'C' Futures	Dec-19	32	(1,327,800)	(105,544)
Copper Futures	Jul-19	80	(5,280,000)	103,952
Corn Futures	Jul-19	36	(768,600)	(417,213)
Cotton No.2 Futures	Jul-19	180	(6,127,200)	388,450
Cotton No.2 Futures	Dec-19	19	(637,165)	5,025
DJIA Mini E-CBOT	Jun-19	37	(4,591,700)	92,280
EUR Foreign Exchange Currency Futures	Jun-19	1,297	(181,118,944)	2,212,846
Euro/CHF 3-Month Futures ICE	Sep-19	1	(249,688)	(75)
Euro/JPY Futures	Jun-19	113	(15,779,831)	570,110
FTSE/JSE TOP 40	Jun-19	16	(545,689)	(9,210)
Gasoline RBOB Futures	Jul-19	4	(297,595)	(128,276)
GBP Currency Futures	Jun-19	743	(58,708,817)	1,013,231
Hang Seng China Enterprises Index Futures	Jun-19	19	(1,241,857)	2,385
JPY Currency Futures	Jun-19	26	(2,999,123)	(531,963)
Kansas City Hard Red Winter Wheat Futures	Jul-19	200	(4,730,000)	(404,450)
Lean Hogs Futures	Jul-19	8	(274,960)	10,960
Lean Hogs Futures	Aug-19	19	(658,352)	2,240
Live Cattle Futures	Aug-19	107	(4,411,612)	143,340
Live Cattle Futures	Oct-19	1	(41,560)	630
Live Cattle Futures	Dec-19	13	(564,072)	15,220
LME Aluminum Forward	Jun-19	975	(43,326,563)	2,209,085
LME Aluminum Forward	Jul-19	67	(2,989,456)	10,277
LME Aluminum Forward	Aug-19	9	(403,481)	(88)
LME Aluminum Forward	Sep-19	528	(23,773,200)	399,892
LME Copper Forward	Jun-19	283	(41,176,500)	3,183,036
LME Copper Forward	Jul-19	18	(2,621,925)	78,434
LME Copper Forward	Sep-19	108	(15,747,750)	429,478
LME Lead Forward	Jun-19	11	(495,413)	41,336
LME Lead Forward	Jul-19	7	(316,225)	12,597
LME Nickel Forward	Jun-19	114	(8,193,978)	347,481
LME Nickel Forward	Jul-19	7	(503,349)	3,684
LME Nickel Forward	Sep-19	82	(5,921,220)	(78,361)
LME Zinc Forward	Jun-19	59	(3,879,250)	126,914
LME Zinc Forward	Sep-19	13	(815,588)	(9,762)
Natural Gas Futures	Jul-19	454	(11,141,200)	487,500
Natural Gas Futures	Aug-19	137	(3,370,200)	143,660
Nikkei 225 (Singapore Exchange)	Jun-19	23	(2,181,885)	(83,699)
NY Harbor Ultra-Low Sulfur Diesel Futures	Jul-19	165	(12,753,972)	710,774
NZD Currency Futures	Jun-19	543	(35,523,165)	695,175
Platinum Futures	Jul-19	1	(39,710)	290
Silver Futures	Jul-19	210	(15,295,350)	173,605
Soybean Futures	Jul-19	313	(13,736,788)	(284,375)
Soybean Futures	Nov-19	113	(5,111,838)	(278,263)
Soybean Meal Futures	Jul-19	133	(4,273,290)	(292,200)
Soybean Oil Futures	Jul-19	61	(1,009,794)	31,626
Sugar No. 11 (World)	Jul-19	431	(5,840,912)	(62,765)
Sugar No. 11 (World)	Oct-19	475	(6,612,760)	27,742
Sugar No. 11 (World)	Mar-20	37	(552,810)	(5,253)
Topix Index Futures	Jun-19	54	(7,504,637)	172,750
Wheat (Chicago Board of Trade)	Jul-19	200	(5,030,000)	(599,087)
Wheat (Chicago Board of Trade)	Sep-19	96	(2,446,800)	(58,937)
				$10,309,812
Total Futures Contracts				$12,119,895

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019
(UNAUDITED)

Forward foreign currency contracts outstanding as of May 31, 2019 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	42,478,249	USD	29,357,728	Jun 03 2019	BOA	$112,360
AUD	42,497,346	USD	29,469,510	Jun 04 2019	BOA	14,836
AUD	2,069,000	USD	1,447,822	Jun 13 2019	BOA	(11,952)
AUD	43,635,661	USD	30,877,295	Jun 19 2019	BOA	(588,905)
AUD	17,433,000	USD	12,209,508	Jun 21 2019	BOA	(108,167)
AUD	10,254,000	USD	7,121,335	Jun 27 2019	BOA	(2,074)
BRL	42,355,624	USD	10,789,668	Jun 19 2019	BOA	(14,628)
BRL	1,608,064	USD	400,000	Sep 18 2019	BOA	5,896
CAD	4,940,469	USD	3,654,518	Jun 03 2019	BOA	1,012
CAD	36,439,000	USD	27,223,241	Jun 13 2019	BOA	(254,527)
CAD	34,107,878	USD	25,514,396	Jun 19 2019	BOA	(266,816)
CAD	4,488,000	USD	3,354,863	Jun 21 2019	BOA	(32,541)
CAD	5,202,000	USD	3,867,293	Jun 27 2019	BOA	(15,788)
CHF	39,193,384	USD	38,911,878	Jun 03 2019	BOA	243,553
CHF	38,470,489	USD	38,417,473	Jun 04 2019	BOA	19,356
CHF	73,588,200	USD	72,950,048	Jun 13 2019	BOA	639,288
CHF	1,568,000	USD	1,559,390	Jun 21 2019	BOA	9,911
CHF	3,155,000	USD	3,137,685	Jun 27 2019	BOA	21,864
CLP	6,836,830,827	USD	9,841,412	Jun 19 2019	BOA	(208,692)
CNH	10,151,224	USD	1,500,000	Jun 19 2019	BOA	(36,156)
COP	21,481,460,400	USD	6,500,000	Jun 19 2019	BOA	(148,431)
COP	169,970,500	USD	50,000	Sep 18 2019	BOA	0
CZK	83,705,646	EUR	3,250,000	Jun 19 2019	BOA	(16,014)
EUR	6,380,229	USD	7,103,371	Jun 03 2019	BOA	26,065
EUR	5,067,031	USD	5,655,408	Jun 04 2019	BOA	7,082
EUR	88,552,000	USD	99,344,991	Jun 13 2019	BOA	(309,311)
EUR	1,950,000	CZK	50,424,471	Jun 19 2019	BOA	911
EUR	8,200,000	HUF	2,646,221,209	Jun 19 2019	BOA	67,182
EUR	10,650,000	NOK	104,024,645	Jun 19 2019	BOA	22,223
EUR	5,750,000	PLN	24,742,352	Jun 19 2019	BOA	(24,812)
EUR	44,300,000	SEK	471,226,040	Jun 19 2019	BOA	(176,542)
EUR	42,432,712	USD	48,011,201	Jun 19 2019	BOA	(529,248)
EUR	23,189,000	USD	26,115,273	Jun 21 2019	BOA	(162,247)
EUR	1,093,000	JPY	132,406,020	Jun 27 2019	BOA	(678)
EUR	3,278,000	USD	3,675,169	Jun 27 2019	BOA	(4,463)
EUR	3,000,000	HUF	976,053,000	Sep 18 2019	BOA	2,364
EUR	1,750,000	NOK	17,182,450	Sep 18 2019	BOA	2,834
EUR	100,000	PLN	431,355	Sep 18 2019	BOA	(138)
EUR	18,600,000	SEK	198,703,486	Sep 18 2019	BOA	(148,609)
GBP	36,495,393	USD	46,024,340	Jun 03 2019	BOA	121,874
GBP	38,901,304	USD	49,147,625	Jun 04 2019	BOA	43,117
GBP	6,184,000	USD	8,184,643	Jun 13 2019	BOA	(361,243)
GBP	27,736,069	USD	36,487,212	Jun 19 2019	BOA	(1,386,628)
GBP	24,807,000	USD	32,580,478	Jun 21 2019	BOA	(1,183,239)
GBP	638,000	USD	807,166	Jun 27 2019	BOA	592
HUF	3,388,500,000	USD	12,170,772	Jun 13 2019	BOA	(512,486)
HUF	2,620,009,702	EUR	8,200,000	Jun 19 2019	BOA	(157,405)
HUF	2,620,441,745	USD	9,351,158	Jun 19 2019	BOA	(331,325)
HUF	32,536,154	EUR	100,000	Sep 18 2019	BOA	(75)
ILS	12,143,725	USD	3,400,000	Jun 19 2019	BOA	(45,853)
INR	1,541,179,257	USD	21,930,265	Jun 19 2019	BOA	137,759
INR	385,824,914	USD	5,450,000	Sep 18 2019	BOA	20,183
JPY	488,749,410	EUR	4,006,416	Jun 03 2019	BOA	34,358
JPY	723,646,224	USD	6,610,897	Jun 03 2019	BOA	68,471
JPY	1,183,813,541	USD	10,807,989	Jun 04 2019	BOA	119,618
JPY	1,154,647,040	USD	10,657,015	Jun 05 2019	BOA	2,163
JPY	849,800,373	EUR	6,959,000	Jun 06 2019	BOA	67,511
JPY	9,429,900,000	USD	85,863,998	Jun 13 2019	BOA	1,246,993
JPY	6,639,233,496	USD	60,414,275	Jun 19 2019	BOA	949,198
JPY	2,955,437,000	USD	26,889,198	Jun 21 2019	BOA	431,330
JPY	510,020,729	EUR	4,160,000	Jun 27 2019	BOA	58,800
JPY	1,482,818,000	USD	13,608,846	Jun 27 2019	BOA	105,703
KRW	17,088,206,145	USD	14,616,050	Jun 19 2019	BOA	(256,957)
MXN	653,540,000	USD	33,958,689	Jun 13 2019	BOA	(690,179)
MXN	419,175,380	USD	21,520,179	Jun 19 2019	BOA	(205,513)
MXN	104,344,000	USD	5,355,365	Jun 21 2019	BOA	(51,519)
NOK	2,600,105	USD	297,200	Jun 03 2019	BOA	(67)
NOK	436,270,000	USD	50,712,142	Jun 13 2019	BOA	(836,836)
NOK	103,263,416	EUR	10,650,000	Jun 19 2019	BOA	(109,268)
NOK	135,141,218	USD	15,780,663	Jun 19 2019	BOA	(327,464)
NOK	3,923,022	EUR	400,000	Sep 18 2019	BOA	(1,152)
NZD	34,339,000	USD	23,102,251	Jun 13 2019	BOA	(631,194)
NZD	19,492,479	USD	13,208,723	Jun 19 2019	BOA	(451,255)

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019
(UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
NZD	9,263,000	USD	6,245,308	Jun 21 2019	BOA	(182,559)
NZD	1,320,000	USD	863,993	Jun 27 2019	BOA	86
PHP	656,767,858	USD	12,500,000	Jun 19 2019	BOA	72,487
PHP	260,883,263	USD	4,950,000	Sep 18 2019	BOA	11,833
PLN	99,850,000	USD	26,268,840	Jun 13 2019	BOA	(207,400)
PLN	24,765,659	EUR	5,750,000	Jun 19 2019	BOA	30,897
PLN	69,755,241	USD	18,353,413	Jun 19 2019	BOA	(143,702)
PLN	11,216,345	EUR	2,600,000	Sep 18 2019	BOA	3,870
RUB	618,978,263	USD	9,464,228	Jun 19 2019	BOA	(27,410)
RUB	406,639,850	USD	6,150,000	Sep 18 2019	BOA	(29,797)
SEK	5,464,888	USD	571,105	Jun 03 2019	BOA	5,100
SEK	103,660,000	USD	11,221,330	Jun 13 2019	BOA	(283,102)
SEK	444,812,722	EUR	42,000,000	Jun 19 2019	BOA	(38,262)
SEK	125,917,282	USD	13,574,965	Jun 19 2019	BOA	(281,705)
SEK	8,543,848	EUR	800,000	Sep 18 2019	BOA	6,122
SGD	28,918,053	USD	21,050,198	Jun 04 2019	BOA	1,848
SGD	11,751,882	USD	8,629,265	Jun 19 2019	BOA	(72,218)
SGD	7,858,000	USD	5,720,091	Jun 27 2019	BOA	2,343
THB	168,533,505	USD	5,300,000	Jun 19 2019	BOA	27,841
TRY	173,335,000	USD	28,495,937	Jun 13 2019	BOA	1,031,624
TRY	12,936,081	USD	2,300,000	Jun 19 2019	BOA	(104,227)
TRY	628,359	USD	100,000	Sep 18 2019	BOA	942
TWD	153,528,769	USD	4,900,000	Jun 19 2019	BOA	(38,317)
USD	29,367,241	AUD	42,478,249	Jun 03 2019	BOA	(102,848)
USD	29,370,825	AUD	42,497,346	Jun 04 2019	BOA	(113,520)
USD	29,136,384	AUD	42,015,652	Jun 05 2019	BOA	(14,763)
USD	1,462,928	AUD	2,069,000	Jun 13 2019	BOA	27,059
USD	44,157,450	AUD	62,737,288	Jun 19 2019	BOA	610,235
USD	17,740,150	AUD	25,079,000	Jun 21 2019	BOA	331,240
USD	4,156,487	AUD	6,026,000	Jun 27 2019	BOA	(27,311)
USD	8,072,571	BRL	31,666,453	Jun 19 2019	BOA	16,798
USD	1,150,000	BRL	4,680,430	Sep 18 2019	BOA	(31,401)
USD	3,652,878	CAD	4,940,469	Jun 03 2019	BOA	(2,651)
USD	803,217	CAD	1,085,686	Jun 04 2019	BOA	(118)
USD	27,036,054	CAD	36,439,000	Jun 13 2019	BOA	67,341
USD	38,030,690	CAD	50,982,363	Jun 19 2019	BOA	292,156
USD	17,394,931	CAD	23,164,000	Jun 21 2019	BOA	247,369
USD	8,865,776	CAD	11,985,000	Jun 27 2019	BOA	(7,789)
USD	38,906,063	CHF	39,193,384	Jun 03 2019	BOA	(249,368)
USD	38,198,174	CHF	38,470,489	Jun 04 2019	BOA	(238,655)
USD	38,420,964	CHF	38,470,489	Jun 05 2019	BOA	(19,459)
USD	94,747,867	CHF	94,427,200	Jun 13 2019	BOA	319,209
USD	11,585,711	CHF	11,572,000	Jun 21 2019	BOA	4,106
USD	507,355	CHF	507,000	Jun 27 2019	BOA	(376)
USD	9,726,325	CLP	6,565,376,642	Jun 19 2019	BOA	476,070
USD	7,500,000	CLP	5,278,430,625	Sep 23 2019	BOA	67,949
USD	7,000,000	CNH	47,556,776	Jun 19 2019	BOA	142,137
USD	6,719,525	COP	21,481,460,400	Jun 19 2019	BOA	367,955
USD	4,650,000	COP	15,775,535,100	Sep 18 2019	BOA	9,304
USD	2,642,550	EUR	2,373,813	Jun 03 2019	BOA	(10,011)
USD	5,642,731	EUR	5,067,031	Jun 04 2019	BOA	(19,759)
USD	3,972,073	EUR	3,555,895	Jun 05 2019	BOA	(2,018)
USD	126,011,886	EUR	111,895,000	Jun 13 2019	BOA	869,626
USD	94,112,529	EUR	83,132,204	Jun 19 2019	BOA	1,088,085
USD	31,817,557	EUR	28,027,000	Jun 21 2019	BOA	449,864
USD	6,484,042	EUR	5,794,000	Jun 27 2019	BOA	(4,081)
USD	46,085,725	GBP	36,495,393	Jun 03 2019	BOA	(60,489)
USD	49,061,201	GBP	38,901,304	Jun 04 2019	BOA	(129,542)
USD	48,895,478	GBP	38,699,726	Jun 05 2019	BOA	(42,755)
USD	8,164,431	GBP	6,184,000	Jun 13 2019	BOA	341,031
USD	54,757,659	GBP	41,987,140	Jun 19 2019	BOA	1,622,043
USD	37,775,288	GBP	29,085,000	Jun 21 2019	BOA	963,553
USD	4,260,989	GBP	3,361,000	Jun 27 2019	BOA	5,699
USD	11,944,537	HUF	3,388,500,000	Jun 13 2019	BOA	286,251
USD	11,057,683	HUF	3,120,867,781	Jun 19 2019	BOA	315,331
USD	4,100,000	ILS	14,762,687	Jun 19 2019	BOA	22,485
USD	13,413,483	INR	941,349,898	Jun 19 2019	BOA	(65,632)
USD	200,000	INR	14,156,137	Sep 18 2019	BOA	(704)
USD	11,065,182	JPY	1,212,395,634	Jun 03 2019	BOA	(125,419)
USD	10,924,537	JPY	1,183,813,541	Jun 04 2019	BOA	(3,070)
USD	88,740,120	JPY	9,778,900,000	Jun 13 2019	BOA	(1,594,844)
USD	59,143,240	JPY	6,555,113,455	Jun 19 2019	BOA	(1,442,749)
USD	34,270,441	JPY	3,785,299,000	Jun 21 2019	BOA	(721,464)
USD	7,550,160	JPY	825,813,000	Jun 27 2019	BOA	(87,765)
USD	22,657,790	KRW	25,865,049,179	Jun 19 2019	BOA	923,582
USD	7,300,000	KRW	8,667,074,490	Sep 18 2019	BOA	(8,060)
USD	19,287,372	MXN	373,080,000	Jun 13 2019	BOA	295,702
USD	13,070,464	MXN	252,839,785	Jun 19 2019	BOA	213,804
USD	1,497,596	MXN	28,759,000	Jun 21 2019	BOA	35,765
USD	296,961	NOK	2,600,105	Jun 03 2019	BOA	(172)
USD	37,945,316	NOK	331,190,000	Jun 13 2019	BOA	82,977
USD	12,956,467	NOK	112,110,192	Jun 19 2019	BOA	136,833
USD	15,055,138	NZD	22,460,000	Jun 13 2019	BOA	357,565

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019
(UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
USD	22,002,377	NZD	32,639,736	Jun 19 2019	BOA	640,272
USD	11,628,539	NZD	17,276,000	Jun 21 2019	BOA	321,181
USD	2,952,371	NZD	4,536,000	Jun 27 2019	BOA	(16,919)
USD	12,504,497	PHP	656,767,858	Jun 19 2019	BOA	(67,990)
USD	23,301,121	PLN	89,100,000	Jun 13 2019	BOA	45,494
USD	9,948,031	PLN	38,070,099	Jun 19 2019	BOA	9,774
USD	9,450,000	RUB	618,978,263	Jun 19 2019	BOA	13,181
USD	571,582	SEK	5,464,888	Jun 03 2019	BOA	(4,623)
USD	11,090,756	SEK	103,660,000	Jun 13 2019	BOA	152,528
USD	16,838,057	SEK	157,188,006	Jun 19 2019	BOA	243,504
USD	20,943,000	SGD	28,918,053	Jun 04 2019	BOA	(109,046)
USD	14,336,381	SGD	19,451,061	Jun 19 2019	BOA	173,233
USD	10,608,179	SGD	14,623,000	Jun 27 2019	BOA	(40,733)
USD	1,600,000	SGD	2,206,600	Sep 18 2019	BOA	(8,807)
USD	4,500,000	THB	143,624,924	Jun 19 2019	BOA	(40,407)
USD	21,300,284	TRY	128,740,000	Jun 13 2019	BOA	(630,533)
USD	2,300,000	TRY	13,718,003	Jun 19 2019	BOA	(28,497)
USD	700,000	TRY	4,393,700	Sep 18 2019	BOA	(5,820)
USD	5,160,597	TWD	160,892,752	Jun 19 2019	BOA	65,725
USD	4,800,000	TWD	150,646,280	Sep 18 2019	BOA	2,433
USD	13,966,740	ZAR	202,800,000	Jun 13 2019	BOA	67,155
USD	9,927,408	ZAR	144,590,729	Jun 19 2019	BOA	24,983
USD	1,326,211	ZAR	19,634,000	Jun 27 2019	BOA	(17,070)
ZAR	196,070,000	USD	13,758,630	Jun 13 2019	BOA	(320,308)
ZAR	209,409,347	USD	14,686,022	Jun 19 2019	BOA	(344,435)
ZAR	6,630,000	USD	453,917	Jun 27 2019	BOA	(319)
Total Forward Foreign Currency Contracts						$(223,409)

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019
(UNAUDITED)

	PUT/CALL	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS - 0.0%
3-Month Euro Euribor, Expires 12/16/19, Strike Price $99.50	Put	N/A	4,356	EUR	174,884,688	$-
3-Month Euro Euribor, Expires 3/16/20, Strike Price $99.875	Put	N/A	1,735	EUR	69,660,250	12,114
AUD/USD Currency Futures, Expires 6/7/19, Strike Price $69.00	Put	N/A	555	AUD	55,500,000	61,050
EURO Currency Futures, Expires 7/5/19, Strike Price $1.11	Put	N/A	227	EUR	28,375,000	51,075
IMM Eurodollar Futures, Expires 12/16/19, Strike Price $97.00	Put	N/A	4,125	EUR	161,543,250	25,781
IMM Eurodollar Futures, Expires 8/16/19, Strike Price $97.375	Put	N/A	2,704	EUR	105,661,504	16,900
IMM Eurodollar Futures, Expires 9/16/19, Strike Price $97.375	Put	N/A	180	EUR	7,038,000	1,125
TOTAL PURCHASED OPTIONS (COST $904,419)						$168,045

WRITTEN OPTIONS - (0.0%)
3-Month Euro Euribor, Expires 12/16/19, Strike Price $99.375	Put	N/A	4,356	EUR	174,884,688	$-
3-Month Euro Euribor, Expires 3/16/20, Strike Price $99.625	Put	N/A	1,735	EUR	69,660,250	-
IMM Eurodollar Futures, Expires 12/16/19, Strike Price $96.875	Put	N/A	4,125	EUR	161,543,250	(25,781)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $259,291)						$(25,781)

AUD	Australian Dollar	JSE	Johannesburg Stock Exchange
BOA	Bank of America	KRW	Korean Won
BRL	Brazilian Real	LME	London Mercantile Exchange
BUXL	German Bond	MIB	Milano Indice di Borsa
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	OMX	Stockholm Stock Exchange
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DAX	German Stock Exchange	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
FTSE	Financial Times Stock Exchange	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
IBEX	Index of the Bolsa de Madrid	TSX	Toronto Stock Exchange
ICE	Intercontinental Exchange	TWD	Taiwan Dollar
ILS	Israeli New Shekel	USD	United States Dollar
INR	Indian Rupee	WTI	West Texas Intermediate
JPY	Japanese Yen	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2019
(UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 75.9%
U.S. TREASURY OBLIGATIONS - 75.9%
U.S. Treasury Bills	2.541%	06/06/19	$1,296	$1,295,769
U.S. Treasury Bills	2.470%	06/20/19	834	833,113
U.S. Treasury Bills	2.452%	06/27/19	173	172,743
U.S. Treasury Bills	2.508%	07/05/19	380	379,224
U.S. Treasury Bills	2.499%	07/11/19	883	880,868
U.S. Treasury Bills	2.507%	07/18/19	102	101,708
U.S. Treasury Bills	2.470%	08/01/19	242	241,093
U.S. Treasury Bills	2.510%	08/15/19	2,333	2,322,237
U.S. Treasury Bills	2.510%	08/29/19	86	85,522
U.S. Treasury Bills	2.490%	09/19/19	2,618	2,599,985
U.S. Treasury Bills	2.436%	09/26/19	2,040	2,025,003
U.S. Treasury Bills	2.452%	10/10/19	1,138	1,128,667
U.S. Treasury Bills	2.457%	10/17/19	89	88,227
U.S. Treasury Bills	2.437%	10/24/19	1,190	1,179,143
U.S. Treasury Bills	2.431%	10/31/19	203	201,064
U.S. Treasury Bills	2.426%	11/07/19	2,443	2,418,522
U.S. Treasury Bills	2.373%	11/29/19	360	355,908
				16,308,796
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,302,886)				16,308,796
TOTAL INVESTMENTS - 75.9%
(Cost $16,302,886)				16,308,796

OTHER ASSETS IN EXCESS OF LIABILITIES - 24.1%				5,180,921
NET ASSETS - 100.0%				$21,489,717

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2019
(UNAUDITED)

Futures contracts outstanding as of May 31, 2019 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	Jun-19	18	$1,661,053	$6,072
3-Month Euro Euribor	Dec-19	65	18,153,788	9,566
3-Month Euro Euribor	Mar-20	34	9,495,827	10,641
3-Month Euro Euribor	Sep-20	12	3,351,469	5,544
3-Month Euro Euribor	Jun-21	1	279,289	293
3-Month Euro Euribor	Sep-21	2	558,578	1,005
90-DAY Bank Bill	Sep-19	1	693,698	510
90-DAY Bank Bill	Dec-19	4	2,774,791	1,784
90-DAY Bank Bill	Mar-20	28	19,423,537	13,666
90-DAY Bank Bill	Jun-20	3	2,081,093	2,141
90-DAY Bank Bill	Sep-20	3	2,081,093	2,158
90-DAY Bank Bill	Dec-20	2	1,387,396	1,275
90-DAY Eurodollar Futures	Dec-19	70	17,500,000	52,413
90-DAY Eurodollar Futures	Mar-20	31	7,750,000	27,038
90-DAY Eurodollar Futures	Jun-20	3	750,000	3,150
90-DAY Eurodollar Futures	Sep-20	2	500,000	1,963
90-DAY Eurodollar Futures	Dec-20	2	500,000	3,463
90-DAY Eurodollar Futures	Mar-21	20	5,000,000	18,938
90-DAY Eurodollar Futures	Jun-21	2	500,000	975
90-DAY Eurodollar Futures	Sep-21	3	750,000	3,338
90-DAY Eurodollar Futures	Mar-22	15	3,750,000	10,363
90-DAY Sterling Futures	Sep-19	1	158,032	47
90-DAY Sterling Futures	Dec-19	65	10,272,068	1,896
90-DAY Sterling Futures	Mar-20	64	10,114,036	13,188
90-DAY Sterling Futures	Jun-20	6	948,191	1,035
90-DAY Sterling Futures	Sep-20	38	6,005,209	14,152
90-DAY Sterling Futures	Dec-20	7	1,106,223	901
90-DAY Sterling Futures	Mar-21	30	4,740,954	7,159
90-DAY Sterling Futures	Jun-21	5	790,159	1,083
90-DAY Sterling Futures	Sep-21	4	632,127	877
90-DAY Sterling Futures	Mar-22	26	4,108,827	9,427
Amsterdam Index Futures	Jun-19	4	482,862	(5,501)
Australian 10-Year Bond Futures	Jun-19	14	971,177	39,256
Australian 3-Year Bond Futures	Jun-19	62	4,300,926	40,845
CAC40 10 Euro Futures	Jun-19	14	810,944	(17,995)
Canadian 10-Year Bond Futures	Sep-19	8	591,891	10,402
Cocoa Futures	Sep-19	1	24,060	(170)
Corn Futures	Jul-19	9	192,150	2,075
Corn Futures	Dec-19	3	66,563	(288)
DAX Index Futures	Jun-19	4	1,309,977	(62,393)
DJIA Mini E-CBOT	Jun-19	2	248,200	(12,445)
Dollar Index	Jun-19	27	2,700,000	18,511
Euro BUXL 30-Year Bond Futures	Jun-19	1	111,716	4,111
Euro STOXX 50	Jun-19	11	402,456	3,687
Euro-Bobl Futures	Jun-19	28	3,128,037	33,537
Euro-Bobl Futures	Sep-19	40	4,468,625	3,765
Euro-BTP Futures	Jun-19	1	111,716	223
Euro-BTP Futures	Sep-19	6	670,294	(1,140)
Euro-Bund Futures	Jun-19	6	670,294	18,791
Euro-Bund Futures	Sep-19	35	3,910,047	12,367
Euro-Oat Futures	Jun-19	2	223,431	3,687
Euro-Oat Futures	Sep-19	9	1,005,441	3,486
Euro-Schatz Futures	Jun-19	33	3,686,615	7,189
FTSE 100 Index Futures	Jun-19	8	723,255	(15,980)
FTSE/MIB Index Futures	Jun-19	3	331,728	(23,136)
Gasoline RBOB Futures	Jul-19	3	223,196	(16,775)
Gasoline RBOB Futures	Aug-19	3	219,139	(10,387)
Gold 100 Oz Futures	Aug-19	12	1,573,320	7,060
Hang Seng Index Futures	Jun-19	7	1,192,792	(16,576)
JPN 10-Year Bond (Osaka Securities Exchange)	Jun-19	1	922,807	1,476
JPY Currency Futures	Jun-19	6	692,105	(24,063)
LME Aluminum Forward	Jun-19	44	1,955,250	(86,444)
LME Copper Forward	Jun-19	16	2,328,000	(218,885)
LME Nickel Forward	Jun-19	7	503,139	(20,472)
Long Gilt Futures	Sep-19	29	3,666,338	13,995
Low Sulphur Gasoil G Futures	Jul-19	1	57,750	(4,825)
MSCI Emerging Markets Index Futures	Jun-19	1	50,010	(4,620)
MSCI Singapore Exchange ETS	Jun-19	2	50,804	(983)
MSCI Taiwan Index	Jun-19	3	113,970	1,530
MXN Currency Futures	Jun-19	25	637,796	(9,945)
Nasdaq 100 E-Mini	Jun-19	10	1,426,700	(76,462)
OMX Stockholm 30 Index Futures	Jun-19	28	445,617	(22,457)
S&P 500 E-Mini Futures	Jun-19	89	12,249,070	(244,045)
S&P/TSX 60 IX Futures	Jun-19	3	426,606	1,714
SGX Nifty 50	Jun-19	5	119,250	(640)
SPI 200 Futures	Jun-19	6	666,158	21,192
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Sep-19	52	5,320,255	73,687
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Sep-19	4	811,214	3,500
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Sep-19	65	6,760,696	35,297
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-19	19	2,469,710	66,859
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Sep-19	3	323,839	11,680
WTI Crude Futures	Aug-19	3	160,920	(16,530)
				$(247,174)

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019
(UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD/USD Currency Futures	Jun-19	37	$(2,566,682)	$24,265
Brent Crude Futures	Aug-19	9	(557,910)	24,550
CAD Currency Futures	Jun-19	34	(2,515,537)	20,425
CHF Currency Futures	Jun-19	13	(1,622,971)	(24,888)
Coffee 'C' Futures	Jul-19	5	(196,125)	(14,400)
Coffee 'C' Futures	Sep-19	2	(80,325)	(4,294)
Coffee 'C' Futures	Dec-19	2	(82,988)	(9,319)
Copper Futures	Jul-19	8	(528,000)	10,275
Cotton No.2 Futures	Jul-19	7	(238,280)	20,945
DJIA Mini E-CBOT	Jun-19	2	(248,200)	2,210
EUR Foreign Exchange Currency Futures	Jun-19	44	(6,144,359)	44,506
Euro/JPY Futures	Jun-19	6	(837,867)	32,137
FTSE/JSE TOP 40	Jun-19	1	(34,106)	(642)
GBP Currency Futures	Jun-19	39	(3,081,620)	49,513
Hang Seng China Enterprises Index Futures	Jun-19	1	(65,361)	274
Kansas City Hard Red Winter Wheat Futures	Jul-19	5	(118,250)	(11,813)
Lean Hogs Futures	Jul-19	1	(34,368)	130
Live Cattle Futures	Aug-19	5	(206,152)	5,470
Live Cattle Futures	Dec-19	1	(43,388)	740
LME Aluminum Forward	Jun-19	44	(1,955,250)	99,409
LME Aluminum Forward	Sep-19	27	(1,215,675)	21,985
LME Copper Forward	Jun-19	16	(2,328,000)	173,920
LME Copper Forward	Sep-19	6	(874,875)	18,936
LME Nickel Forward	Jun-19	7	(503,139)	24,972
LME Nickel Forward	Sep-19	5	(361,050)	(4,910)
Natural Gas Futures	Jul-19	28	(687,100)	26,130
Natural Gas Futures	Aug-19	8	(196,800)	9,470
Nikkei 225 (Singapore Exchange)	Jun-19	2	(189,729)	(5,883)
NY Harbor Ultra-Low Sulfur Diesel Futures	Jul-19	5	(386,484)	18,887
NZD Currency Futures	Jun-19	27	(1,766,345)	33,210
Silver Futures	Jul-19	11	(801,200)	8,065
Soybean Futures	Jul-19	11	(482,763)	(17,913)
Soybean Futures	Nov-19	6	(271,425)	(14,850)
Soybean Meal Futures	Jul-19	3	(96,390)	(8,030)
Sugar No. 11 (World)	Jul-19	22	(298,144)	(2,800)
Sugar No. 11 (World)	Oct-19	21	(292,354)	2,800
Sugar No. 11 (World)	Mar-20	2	(29,882)	(134)
Wheat (Chicago Board of Trade)	Jul-19	7	(176,050)	(25,282)
Wheat (Chicago Board of Trade)	Sep-19	6	(152,925)	(2,550)
WTI Crude Futures	Jul-19	3	(160,500)	(10,040)
				$515,476
Total Futures Contracts				$268,302

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019
(UNAUDITED)

Forward foreign currency contracts outstanding as of May 31, 2019 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	2,691,254	USD	1,860,195	Jun 03 2019	SOCIETE GENERALE	$6,914
AUD	2,691,254	USD	1,867,192	Jun 04 2019	SOCIETE GENERALE	(20)
BRL	391,653	USD	100,000	Jun 19 2019	SOCIETE GENERALE	(366)
CAD	170,818	USD	126,324	Jun 03 2019	SOCIETE GENERALE	67
CHF	2,510,477	USD	2,492,008	Jun 03 2019	SOCIETE GENERALE	16,038
CHF	2,464,173	USD	2,461,711	Jun 04 2019	SOCIETE GENERALE	306
CLP	314,918,988	USD	450,000	Jun 19 2019	SOCIETE GENERALE	(6,296)
CNH	335,632	USD	50,000	Jun 19 2019	SOCIETE GENERALE	(1,601)
COP	998,896,663	USD	300,000	Jun 19 2019	SOCIETE GENERALE	(4,649)
CZK	2,575,850	EUR	100,000	Jun 19 2019	SOCIETE GENERALE	(480)
EUR	314,782	USD	350,473	Jun 03 2019	SOCIETE GENERALE	1,273
EUR	252,798	USD	282,207	Jun 04 2019	SOCIETE GENERALE	299
EUR	50,000	CZK	1,293,246	Jun 19 2019	SOCIETE GENERALE	10
EUR	500,000	HUF	161,367,015	Jun 19 2019	SOCIETE GENERALE	4,055
EUR	450,000	NOK	4,395,001	Jun 19 2019	SOCIETE GENERALE	985
EUR	250,000	PLN	1,075,071	Jun 19 2019	SOCIETE GENERALE	(900)
EUR	1,900,000	SEK	20,244,873	Jun 19 2019	SOCIETE GENERALE	(11,190)
EUR	200,000	HUF	65,070,200	Sep 18 2019	SOCIETE GENERALE	158
EUR	100,000	NOK	981,854	Sep 18 2019	SOCIETE GENERALE	162
EUR	900,000	SEK	9,619,980	Sep 18 2019	SOCIETE GENERALE	(7,754)
GBP	2,337,649	USD	2,947,775	Jun 03 2019	SOCIETE GENERALE	8,040
GBP	2,478,845	USD	3,130,781	Jun 04 2019	SOCIETE GENERALE	3,721
HUF	160,180,043	EUR	500,000	Jun 19 2019	SOCIETE GENERALE	(8,141)
ILS	712,922	USD	200,000	Jun 19 2019	SOCIETE GENERALE	(3,088)
INR	28,006,016	USD	400,592	Jun 19 2019	SOCIETE GENERALE	424
INR	21,245,836	USD	300,000	Sep 18 2019	SOCIETE GENERALE	1,221
JPY	31,306,240	EUR	256,626	Jun 03 2019	SOCIETE GENERALE	2,201
JPY	42,653,090	USD	389,793	Jun 03 2019	SOCIETE GENERALE	3,902
JPY	73,959,330	USD	675,047	Jun 04 2019	SOCIETE GENERALE	7,660
JPY	73,959,330	USD	681,895	Jun 05 2019	SOCIETE GENERALE	864
KRW	476,404,480	USD	400,000	Jun 19 2019	SOCIETE GENERALE	319
NOK	4,359,122	EUR	450,000	Jun 19 2019	SOCIETE GENERALE	(5,088)
NOK	489,589	EUR	50,000	Sep 18 2019	SOCIETE GENERALE	(234)
PHP	28,855,126	USD	550,015	Jun 19 2019	SOCIETE GENERALE	2,358
PHP	13,175,467	USD	250,000	Sep 18 2019	SOCIETE GENERALE	589
PLN	1,075,169	EUR	250,000	Jun 19 2019	SOCIETE GENERALE	926
PLN	647,097	EUR	150,000	Sep 18 2019	SOCIETE GENERALE	223
RUB	22,884,535	USD	350,322	Jun 19 2019	SOCIETE GENERALE	(1,429)
RUB	19,836,450	USD	300,000	Sep 18 2019	SOCIETE GENERALE	(1,448)
SEK	18,034,571	EUR	1,700,000	Jun 19 2019	SOCIETE GENERALE	1,644
SGD	272,875	USD	200,000	Jun 19 2019	SOCIETE GENERALE	(1,308)
THB	9,525,506	USD	300,000	Jun 19 2019	SOCIETE GENERALE	1,129
TRY	561,828	USD	100,000	Jun 19 2019	SOCIETE GENERALE	(4,635)
TWD	6,290,970	USD	200,000	Jun 19 2019	SOCIETE GENERALE	(788)
USD	1,860,889	AUD	2,691,254	Jun 03 2019	SOCIETE GENERALE	(6,219)
USD	1,860,246	AUD	2,691,254	Jun 04 2019	SOCIETE GENERALE	(6,926)
USD	1,867,243	AUD	2,691,254	Jun 05 2019	SOCIETE GENERALE	7
USD	101,788	BRL	391,653	Jun 19 2019	SOCIETE GENERALE	2,153
USD	50,000	BRL	203,497	Sep 18 2019	SOCIETE GENERALE	(1,365)
USD	126,457	CAD	170,818	Jun 03 2019	SOCIETE GENERALE	66
USD	51,384	CAD	69,542	Jun 04 2019	SOCIETE GENERALE	(72)
USD	2,490,800	CHF	2,510,477	Jun 03 2019	SOCIETE GENERALE	(17,246)
USD	2,446,298	CHF	2,464,173	Jun 04 2019	SOCIETE GENERALE	(15,719)
USD	2,461,938	CHF	2,464,173	Jun 05 2019	SOCIETE GENERALE	(310)
USD	464,799	CLP	314,918,987	Jun 19 2019	SOCIETE GENERALE	21,095
USD	400,000	CLP	281,593,100	Sep 23 2019	SOCIETE GENERALE	3,516
USD	350,000	CNH	2,375,885	Jun 19 2019	SOCIETE GENERALE	7,389
USD	310,293	COP	998,896,662	Jun 19 2019	SOCIETE GENERALE	14,942
USD	250,000	COP	848,672,125	Sep 18 2019	SOCIETE GENERALE	346
USD	64,784	EUR	58,156	Jun 03 2019	SOCIETE GENERALE	(202)
USD	281,514	EUR	252,798	Jun 04 2019	SOCIETE GENERALE	(992)
USD	254,370	EUR	227,769	Jun 05 2019	SOCIETE GENERALE	(186)
USD	2,952,883	GBP	2,337,649	Jun 03 2019	SOCIETE GENERALE	(2,932)
USD	3,126,065	GBP	2,478,845	Jun 04 2019	SOCIETE GENERALE	(8,437)
USD	3,130,932	GBP	2,478,845	Jun 05 2019	SOCIETE GENERALE	(3,723)
USD	200,000	ILS	718,006	Jun 19 2019	SOCIETE GENERALE	1,684
USD	400,000	INR	28,006,016	Jun 19 2019	SOCIETE GENERALE	(1,016)
USD	674,996	JPY	73,959,330	Jun 03 2019	SOCIETE GENERALE	(7,660)
USD	681,841	JPY	73,959,330	Jun 04 2019	SOCIETE GENERALE	(866)
USD	410,239	KRW	476,404,480	Jun 19 2019	SOCIETE GENERALE	9,920
USD	400,000	KRW	474,916,520	Sep 18 2019	SOCIETE GENERALE	(449)
USD	550,000	PHP	28,855,126	Jun 19 2019	SOCIETE GENERALE	(2,373)
USD	350,000	RUB	22,884,535	Jun 19 2019	SOCIETE GENERALE	1,107
USD	200,000	SGD	272,792	Jun 19 2019	SOCIETE GENERALE	1,368
USD	100,000	SGD	137,926	Sep 18 2019	SOCIETE GENERALE	(560)
USD	250,000	THB	7,981,161	Jun 19 2019	SOCIETE GENERALE	(2,308)
USD	100,000	TRY	612,002	Jun 19 2019	SOCIETE GENERALE	(3,881)
USD	201,368	TWD	6,290,970	Jun 19 2019	SOCIETE GENERALE	2,156
USD	250,000	TWD	7,845,060	Sep 18 2019	SOCIETE GENERALE	162
USD	150,000	ZAR	2,177,175	Jun 19 2019	SOCIETE GENERALE	894
ZAR	3,532,105	USD	250,000	Jun 19 2019	SOCIETE GENERALE	(8,101)
Total Forward Foreign Currency Contracts						$(18,665)

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019
(UNAUDITED)

AUD	Australian Dollar	KRW	Korean Won
BRL	Brazilian Real	LME	London Mercantile Exchange
BUXL	German Bond	MIB	Milano Indice di Borsa
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	OMX	Stockholm Stock Exchange
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DAX	Deutscher Aktienindex	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
FTSE	Financial Times Stock Exchange	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
ILS	Israeli New Shekel	TWD	Taiwan Dollar
INR	Indian Rupee	USD	United States Dollar
JSE	Johannesburg Stock Exchange	WTI	West Texas Intermediate
JPY	Japanese Yen	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL LIMITED

NOTES TO CONSOLIDATED PORTFOLIOS OF INVESTMENTS

MAY 31, 2019
(UNAUDITED)

CONSOLIDATION OF SUBSIDIARIES – The Abbey Capital Futures Strategy Fund (the "ACFSF") seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy. The Managed Futures strategy is achieved by the ACFSF investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands. Effective on or about October 1, 2018, the ACFSF's previous wholly-owned subsidiary, the Abbey Capital Offshore Fund Limited became a wholly-owned subsidiary of the Cayman Subsidiary through a share exchange between the ACFSF and the Cayman Subsidiary and registered as a segregated portfolio company under the laws of the Cayman Islands under the name Abbey Capital Offshore Fund SPC (the “SPC”). The Cayman Subsidiary serves solely as an intermediate entity through which the ACFSF invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. The ACFSF may also invest up to 25% of its assets in segregated series of another wholly-owned subsidiary of the Fund, the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”), which was formed on August 16, 2018.

The consolidated financial statements of the ACFSF include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The ACFSF consolidates the results of subsidiaries in which the Fund holds a controlling financial interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of May 31, 2019, the net assets of the Cayman Subsidiary and SPC were $139,889,466, which represented 21.37% of the ACFSF's net assets. As of May 31, 2019, the net assets of the Onshore Subsidiary were $134,984,110, which represented 20.62% of the ACFSF's net assets.

The Abbey Capital Mulit-Asset Fund (the "ACMAF") seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy, a "Long U.S. Equity" strategy and a “Fixed Income” strategy. The Managed Futures strategy will be achieved by the ACMAF investing up to 25% of its total assets in Abbey Capital Multi Asset Offshore Fund Limited (the "Subsidiary"), a wholly-owned and controlled subsidiary of the ACMAF organized under the laws of the Cayman Islands. The consolidated financial statements of the ACMAF include the financial statements of the Subsidiary. The ACMAF consolidates the results of subsidiaries in which the ACMAF holds a controlling financial interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of May 31, 2019, the net assets of the Subsidiary were $4,525,922 which represented 21.06% of the ACMAF's net assets.

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – Prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ABBEY CAPITAL LIMITED

NOTES TO CONSOLIDATED PORTFOLIOS OF INVESTMENTS (CONTINUED)

MAY 31, 2019
(UNAUDITED)

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Funds' investments carried at fair value:

ABBEY CAPITAL FUTURES STRATEGY FUND

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$511,868,952	$511,868,952	$-	$-
Commodity Contracts
Futures Contracts	9,136,581	9,136,581	-	-
Equity Contracts
Futures Contracts	515,141	515,141	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	18,547,987	-	18,547,987	-
Futures Contracts	5,958,032	5,958,032	-	-
Purchased Options	61,050	61,050	-	-
Interest Rate Contracts
Futures Contracts	17,140,402	17,140,402	-	-
Purchased Options	106,995	106,995	-	-
Total Assets	$563,335,140	$544,787,153	$18,547,987	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(13,157,099)	$(13,157,099)	$-	$-
Equity Contracts
Futures Contracts	(6,314,535)	(6,314,535)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(18,771,396)	-	(18,771,396)	-
Futures Contracts	(1,133,393)	(1,133,393)	-	-
Interest Rate Contracts
Futures Contracts	(25,234)	(25,234)	-	-
Written Options	(25,781)	(25,781)	-	-
Total Liabilities	$(39,427,438)	$(20,656,042)	$(18,771,396)	$-

ABBEY CAPITAL MULTI ASSET FUND

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$16,308,796	$16,308,796	$-	$-
Commodity Contracts
Futures Contracts	475,819	475,819	-	-
Equity Contracts
Futures Contracts	30,607	30,607	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	132,293	-	132,293	-
Futures Contracts	222,567	222,567	-	-
Interest Rate Contracts
Futures Contracts	610,214	610,214	-	-
Total Assets	$17,780,296	$17,648,003	$132,293	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(501,111)	$(501,111)	$-	$-
Equity Contracts
Futures Contracts	(509,758)	(509,758)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(150,958)	-	(150,958)	-
Futures Contracts	(58,896)	(58,896)	-	-
Interest Rate Contracts
Futures Contracts	(1,140)	(1,140)	-	-
Total Liabilities	$(1,221,863)	$(1,070,905)	$(150,958)	$-

ABBEY CAPITAL LIMITED

NOTES TO CONSOLIDATED PORTFOLIOS OF INVESTMENTS (CONTINUED)

MAY 31, 2019
(UNAUDITED)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2019, the Funds had no Level 3 Transfers

ABBEY CAPITAL LIMITED

NOTES TO CONSOLIDATED PORTFOLIOS OF INVESTMENTS (CONTINUED)

MAY 31, 2019
(UNAUDITED)

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following tables list the fair values of the Funds' derivative holdings as of May 31, 2019, grouped by contract type and risk exposure category.

ABBEY CAPITAL FUTURES STRATEGY FUND

DERIVATIVE TYPE	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
Asset Derivatives
Purchased Options	$-	$106,995	$61,050	$-	$168,045
Forward Contracts*	-	-	18,547,987	-	18,547,987
Futures Contracts*	515,141	17,140,402	5,958,032	9,136,581	32,750,156
Total Value- Assets	$515,141	$17,247,397	$24,567,069	$9,136,581	$51,466,188
Liability Derivatives
Written Options	$-	$(25,781)	$-	$-	$(25,781)
Forward Contracts*	-	-	(18,771,396)	-	(18,771,396)
Futures Contracts*	(6,314,535)	(25,234)	(1,133,393)	(13,157,099)	(20,630,261)
Total Value- Liabilities	$(6,314,535)	$(51,015)	$(19,904,789)	$(13,157,099)	$(39,427,438)

*	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

ABBEY CAPITAL MULTI ASSET FUND

DERIVATIVE TYPE	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL
Asset Derivatives
Forward Contracts*	$-	$-	$673,224	$-	$673,224
Futures Contracts*	30,607	610,214	222,567	475,819	1,339,207
Total Value- Assets	$30,607	$610,214	$895,791	$475,819	$2,012,431
Liability Derivatives
Forward Contracts*	$-	$-	$(157,748)	$-	$(157,748)
Futures Contracts*	(509,758)	(1,140)	(58,896)	(501,111)	(1,070,905)
Total Value- Liabilities	$(509,758)	$(1,140)	$(216,644)	$(501,111)	$(1,228,653)

*	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

For the period ended May 31, 2019, the Funds' average volume of derivatives was as follows:

ABBEY CAPITAL FUTURES STRATEGY FUND

PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)	LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS - PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS - RECEIVABLE (VALUE AT TRADE DATE)
$990,634	$(551,790)	$3,948,535,621	$(2,203,477,011)	$(2,564,450,147)	$2,563,838,200

ABBEY CAPITAL MULTI ASSET FUND

LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS - PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS - RECEIVABLE (VALUE AT TRADE DATE)
$137,294,792	$(39,925,363)	$(50,453,360)	$50,439,568

ABBEY CAPITAL LIMITED

NOTES TO CONSOLIDATED PORTFOLIOS OF INVESTMENTS (CONTINUED)

MAY 31, 2019
(UNAUDITED)

PURCHASED OPTIONS — Each Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. This transaction is used to hedge against changes in interest rates, foreign exchange rates and values of equities. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. The risk associated with purchasing an option is that the Funds pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

OPTIONS WRITTEN — Each Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter (OTC) options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The Funds' maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

FUTURES CONTRACTS — Each Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. Each Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Funds must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Funds agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds' basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Funds to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Funds to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing its investment objectives, the Funds are subject to foreign investment and currency risk. The Funds may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Funds' investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Funds record realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Foreign Currency Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS - 93.8%
Advertising — 0.3%
Telaria, Inc.*	94,883	$711,623
Trade Desk, Inc., (The), Class A*	1,115	221,673
		933,296
Aerospace/Defense — 0.9%
Aerovironment, Inc.*	1,433	92,787
Cubic Corp.	25,717	1,450,953
Kaman Corp.	2,787	154,985
Kratos Defense & Security Solutions, Inc.*	29,221	644,323
Moog, Inc., Class A	1,762	145,224
National Presto Industries, Inc.	728	71,264
Triumph Group, Inc.	6,355	123,223
		2,682,759
Agriculture — 0.4%
Andersons, Inc., (The)	3,403	92,459
Darling Ingredients, Inc.*	8,943	169,023
Turning Point Brands, Inc.	9,755	480,239
Universal Corp.	1,451	82,010
Village Farms International, Inc.*	23,776	287,690
		1,111,421
Airlines — 0.6%
Allegiant Travel Co.	645	90,371
Controladora Vuela Cia de Aviacion SAB de CV, ADR*	59,293	499,840
Mesa Air Group, Inc.*	40,202	366,642
SkyWest, Inc.	8,137	477,805
Spirit Airlines, Inc.*	8,495	391,449
		1,826,107
Apparel — 0.5%
Canada Goose Holdings, Inc.*	6,421	216,067
Crocs, Inc.*	14,635	282,748
Lakeland Industries, Inc.*	23,773	290,031
Oxford Industries, Inc.	1,483	105,649
Skechers U.S.A., Inc., Class A*	3,666	102,391
Steven Madden Ltd.	4,833	146,246
Wolverine World Wide, Inc.	5,464	152,664
		1,295,796
Auto Parts & Equipment — 1.1%
American Axle & Manufacturing Holdings, Inc.*	17,188	173,771
Cooper-Standard Holdings, Inc.*	2,204	85,207
Dorman Products, Inc.*	1,213	99,054
Gentherm, Inc.*	3,355	125,410
Motorcar Parts of America, Inc.*	35,244	624,171
Spartan Motors, Inc.	115,354	995,505
Standard Motor Products, Inc.	783	33,183
Unique Fabricating, Inc.	92,570	268,453
Wabash National Corp.	3,983	53,810
Westport Fuel Systems, Inc.*	265,556	727,623
		3,186,187
Banks — 7.1%
American River Bankshares	49,250	615,625
Atlantic Capital Bancshares, Inc.*	27,782	454,514
Bank of Commerce Holdings	67,500	695,250
Banner Corp.	1,722	86,892
Baycom Corp.*	10,738	234,733
Boston Private Financial Holdings, Inc.	20,682	211,991
Capital Bancorp, Inc.*	29,840	358,080
Central Pacific Financial Corp.	4,068	113,050
City Holding Co.	4,208	307,394
Civista Bancshares, Inc.	16,700	362,390
Community Bank System, Inc.	1,997	123,435
Customers Bancorp, Inc.*	2,702	53,283
CVB Financial Corp.	8,715	179,093

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Esquire Financial Holdings, Inc.*	58,196	1,326,869
Farmers National Bancorp	42,530	572,029
Fidelity Southern Corp.	2,431	68,481
First BanCorp	46,257	460,720
First Bancshares, Inc., (The)	14,310	426,438
First Business Financial Services, Inc.	26,040	595,795
First Citizens BancShares, Inc., Class A	1,104	463,790
First Commonwealth Financial Corp.	13,475	169,381
First Financial Bancorp	7,350	164,052
First Financial Bankshares, Inc.	6,581	372,879
First Merchants Corp.	12,531	416,656
First Northwest Bancorp	28,890	463,973
Glacier Bancorp, Inc.	3,879	152,871
Hanmi Financial Corp.	1,298	26,765
Heritage Commerce Corp.	41,929	499,374
Heritage Financial Corp.	1,375	38,638
Home BancShares, Inc.	9,066	158,836
Hope Bancorp, Inc.	5,286	68,031
Horizon Bancorp	39,607	614,305
Independent Bank Corp.	1,226	85,023
LCNB Corp.	32,790	556,446
LegacyTexas Financial Group, Inc.	2,712	98,988
Metropolitan Bank Holding Corp.*	16,340	649,188
Midland States Bancorp, Inc.	23,260	569,870
National Bank Holdings Corp. Class A	1,305	45,792
Northeast Bank	44,280	914,825
Northrim BanCorp, Inc.	13,490	450,971
OFG Bancorp	25,128	471,904
OP Bancorp	42,770	409,309
Opus Bank	5,756	115,523
Orrstown Financial Services, Inc.	16,480	350,035
Pacific City Financial Corp.	24,870	424,531
Parke Bancorp, Inc.	25,192	511,398
Premier Financial Bancorp, Inc.	45,635	712,362
S&T Bancorp, Inc.	1,199	45,202
Southside Bancshares, Inc.	7,767	252,971
Summit Financial Group, Inc.	22,903	566,849
Texas Capital Bancshares, Inc.*	1,396	79,991
Tompkins Financial Corp.	1,925	152,133
Triumph Bancorp, Inc.*	1,886	52,940
TrustCo Bank Corp.	21,550	159,039
UMB Financial Corp.	3,746	231,278
United Bankshares, Inc.	2,242	80,219
United Community Banks, Inc.	21,044	557,876
Walker & Dunlop, Inc.	2,381	119,693
West Bancorporation, Inc.	27,780	577,824
Westamerica Bancorp	2,698	161,583
		20,259,376
Beverages — 0.6%
Celsius Holdings, Inc.*	232,809	931,236
Farmer Brothers Co.*	21,549	394,778
Youngevity International, Inc.*	50,679	280,255
		1,606,269
Biotechnology — 3.2%
Acer Therapeutics, Inc.*	13,967	249,870
Acorda Therapeutics, Inc.*	6,470	60,106
Allakos, Inc.*	9,325	365,540
AMAG Pharmaceuticals, Inc.*	6,969	66,415
ANI Pharmaceuticals, Inc.*	2,019	140,644
Argenx SE, ADR*	8,269	1,022,296
Biohaven Pharmaceutical Holding Co. Ltd.*	7,265	410,182
Calyxt, Inc.*	10,196	129,489
Champions Oncology, Inc.*	90,026	842,643
ChromaDex Corp.*	78,373	311,925
Emergent BioSolutions, Inc.*	9,702	387,304
Five Prime Therapeutics, Inc.*	15,164	127,378
Guardant Health, Inc.*	6,505	500,104
Innoviva, Inc.*	9,226	126,119
Kindred Biosciences, Inc.*	22,208	176,331

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Ligand Pharmaceuticals, Inc.*	1,187	127,460
Medicines Co., (The)*	3,613	128,803
Myriad Genetics, Inc.*	1,683	41,688
NeoGenomics, Inc.*	39,983	868,031
Orchard Therapeutics PLC, ADR*	20,932	395,824
Pieris Pharmaceuticals, Inc.*	61,877	256,171
REGENXBIO, Inc.*	6,930	298,129
Rigel Pharmaceuticals, Inc.*	63,330	134,893
Twist Bioscience Corp.*	12,596	325,103
Veracyte, Inc.*	21,382	484,516
Vericel Corp.*	48,564	760,027
Y-mAbs Therapeutics, Inc.*	9,711	197,813
Zymeworks, Inc.*	12,750	242,377
		9,177,181
Building Materials — 1.1%
AAON, Inc.	2,783	126,320
American Woodmark Corp.*	1,043	75,607
Armstrong Flooring, Inc.*	22,975	242,156
Armstrong World Industries, Inc.	15,905	1,410,774
Boise Cascade Co.	3,571	79,276
Gibraltar Industries, Inc.*	4,141	147,834
Patrick Industries, Inc.*	3,524	143,744
Simpson Manufacturing Co., Inc.	2,069	125,878
SPX Corp.*	4,521	134,455
Trex Co., Inc.*	7,166	428,670
Universal Forest Products, Inc.	8,103	261,322
		3,176,036
Chemicals — 1.5%
AdvanSix, Inc.*	3,845	93,741
Balchem Corp.	1,142	103,568
Chemours Co., (The)	9,276	195,631
Codexis, Inc.*	38,429	695,565
HB Fuller Co.	4,743	187,016
Ingevity Corp.*	2,186	191,712
Innophos Holdings, Inc.	1,256	33,397
Innospec, Inc.	1,121	90,476
Koppers Holdings, Inc.*	5,436	144,924
Kraton Corp.*	4,379	107,154
Landec Corp.*	64,793	642,747
Materion Corp.	9,512	575,000
Northern Technologies International Corp.	16,810	419,410
Rogers Corp.*	3,886	536,229
Stepan Co.	2,701	229,207
		4,245,777
Coal — 0.0%
SunCoke Energy, Inc.*	4,934	36,216
Commercial Services — 5.8%
ABM Industries, Inc.	2,589	93,851
Acacia Research Corp.*	133,010	414,991
AMN Healthcare Services, Inc.*	3,294	159,561
ARC Document Solutions, Inc.*	166,370	332,740
ASGN, Inc.*	3,035	153,966
Barrett Business Services, Inc.	22,059	1,588,689
BG Staffing, Inc.	41,870	712,627
Brink's Co., (The)	4,054	312,158
CAI International, Inc.*	35,550	800,586
Care.com, Inc.*	32,234	460,624
Career Education Corp.*	15,838	297,279
CRA International, Inc.	12,570	470,621
Edison Nation, Inc.*	61,118	213,302
Everi Holdings, Inc.*	40,797	454,479
Green Dot Corp., Class A*	4,948	229,637
HealthEquity, Inc.*	7,804	510,070
Heidrick & Struggles International, Inc.	2,376	72,135
HMS Holdings Corp.*	9,256	281,660
I3 Verticals, Inc., Class A*	27,010	690,646
ICF International, Inc.	4,052	295,350
Insperity, Inc.	2,292	261,059
K12, Inc.*	25,267	772,412

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Kelly Services, Inc., Class A	19,482	457,827
Korn/Ferry International	4,210	181,367
MarketAxess Holdings, Inc.	1,896	564,667
Matthews International Corp., Class A	1,256	42,742
Medifast, Inc.	1,970	254,032
Monro Muffler Brake, Inc.	1,316	104,898
Navigant Consulting, Inc.	3,071	67,562
Resources Connection, Inc.	45,101	692,300
Rosetta Stone, Inc.*	50,347	1,241,557
ShotSpotter, Inc.*	8,776	403,696
SP Plus Corp.*	13,285	412,234
Strategic Education, Inc.	2,810	494,532
Team, Inc.*	5,510	80,005
TechTarget, Inc.*	12,887	243,564
Viad Corp.	22,366	1,405,479
Willdan Group, Inc.*	12,592	391,863
		16,616,768
Computers — 4.7%
3D Systems Corp.*	7,350	59,462
Agilysys, Inc.*	27,803	606,105
CACI International, Inc., Class A*	1,145	233,030
Computer Services, Inc.	32,318	1,195,766
Conduent, Inc.*	59,331	528,046
Cray, Inc.*	2,699	94,492
Elastic NV*	5,426	445,203
Endava PLC, SP ADR*	32,891	1,231,439
ExlService Holdings, Inc.*	1,497	88,712
Globant S.A.*	5,258	488,153
Icad, Inc.*	32,846	204,959
Insight Enterprises, Inc.*	2,176	112,021
Kornit Digital Ltd.*	10,489	297,573
MAXIMUS, Inc.	1,853	132,026
Mercury Systems, Inc.*	20,714	1,424,295
Mitek Systems, Inc.*	114,020	1,163,004
NCR Corp.*	29,822	912,553
OneSpan, Inc.*	25,511	355,878
PAR Technology Corp.*	21,485	603,943
PlayAGS, Inc.*	6,599	126,305
Rapid7, Inc.*	6,526	340,984
Science Applications International Corp.	1,681	129,000
Sykes Enterprises, Inc.*	16,287	403,266
TTEC Holdings, Inc.	3,501	138,920
Tufin Software Technologies Ltd.*	19,045	428,513
Virtusa Corp.*	18,650	790,760
Vocera Communications, Inc.*	13,412	434,012
WNS Holdings Ltd., ADR*	8,338	461,425
		13,429,845
Cosmetics/Personal Care — 0.2%
Avon Products, Inc.*	12,748	47,933
elf Beauty, Inc.*	27,010	275,232
Inter Parfums, Inc.	2,289	148,281
		471,446
Distribution/Wholesale — 0.9%
Anixter International, Inc.*	1,549	82,655
Educational Development Corp.	32,351	239,074
EVI Industries, Inc.	12,357	450,413
Fossil Group, Inc.*	7,293	71,398
G-III Apparel Group Ltd.*	3,296	84,806
Greenlane Holdings, Inc.*, Class A	10,199	155,433
Manitex International, Inc.*	109,650	654,610
Pool Corp.	2,106	378,617
ScanSource, Inc.*	1,959	57,222
SiteOne Landscape Supply, Inc.*	8,308	538,940
		2,713,168
Diversified Financial Services — 2.1%
Blucora, Inc.*	3,569	110,532
Encore Capital Group, Inc.*	3,458	118,748
Enova International, Inc.*	24,746	528,327
Evercore Partners, Inc., Class A	6,058	467,859

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Greenhill & Co., Inc.	3,361	50,314
Houlihan Lokey, Inc.	9,666	437,000
Interactive Brokers Group, Inc., Class A	3,063	155,600
LendingTree, Inc.*	1,251	470,051
Meta Financial Group, Inc.	11,068	289,650
Moelis & Co., Class A	12,828	407,674
Paysign, Inc.*	53,873	525,800
PRA Group, Inc.*	1,814	50,084
Silvercrest Asset Management Group, Inc., Class A	66,802	891,807
Virtus Investment Partners, Inc.	807	81,983
WageWorks, Inc.*	21,843	1,091,495
World Acceptance Corp.*	2,155	285,085
		5,962,009
Electric — 0.2%
ALLETE, Inc.	4,232	346,559
Avista Corp.	1,395	58,255
El Paso Electric Co.	1,366	79,501
		484,315
Electrical Components & Equipment — 0.4%
Encore Wire Corp.	1,848	92,234
EnerSys	3,171	178,305
Insteel Industries, Inc.	1,261	23,051
Littelfuse, Inc.	3,501	571,398
nLight, Inc.*	15,893	297,040
		1,162,028
Electronics — 3.4%
Atkore International Group, Inc.*	24,030	562,062
Benchmark Electronics, Inc.	3,373	74,510
Brady Corp., Class A	2,928	135,566
Coherent, Inc.*	1,014	111,570
Comtech Telecommunications Corp.	39,830	842,405
Control4 Corp.*	2,089	49,426
FARO Technologies, Inc.*	2,255	99,446
Fluidigm Corp.*	70,212	919,075
Identiv, Inc.*	68,711	326,377
II-VI, Inc.*	3,812	119,811
IntriCon Corp.*	7,059	184,169
Itron, Inc.*	4,655	263,706
Ituran Location and Control Ltd.	25,101	780,892
Knowles Corp.*	4,797	75,457
Napco Security Technologies, Inc.*	51,080	1,364,858
NVE Corp.	2,254	164,452
OSI Systems, Inc.*	1,136	117,678
Plexus Corp.*	2,641	130,809
Resideo Technologies, Inc.*	29,140	573,475
Sanmina Corp.*	6,648	176,770
Stoneridge, Inc.*	12,698	330,529
SYNNEX Corp.	830	71,969
Tech Data Corp.*	9,812	889,458
TTM Technologies, Inc.*	8,548	72,914
Woodward, Inc.	4,605	501,577
ZAGG, Inc.*	101,940	678,920
		9,617,881
Energy-Alternate Sources — 0.0%
REX American Resources Corp.*	1,203	81,167
SolarEdge Technologies, Inc.*	1,052	56,366
		137,533
Engineering & Construction — 1.3%
Argan, Inc.	27,066	1,243,141
Comfort Systems USA, Inc.	4,006	189,003
Concrete Pumping Holdings, Inc.*	43,235	220,499
Dycom Industries, Inc.*	2,682	139,920
EMCOR Group, Inc.	4,741	381,935
Exponent, Inc.	2,780	155,819
Granite Construction, Inc.	8,223	330,482
MYR Group, Inc.*	4,168	134,585
Primoris Services Corp.	22,288	406,533
Sterling Construction Co., Inc.*	34,910	416,825
TopBuild Corp.*	2,707	214,584
		3,833,326

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Entertainment — 0.3%
Eldorado Resorts, Inc.*	6,543	321,719
Monarch Casino & Resort, Inc.*	6,633	285,418
Red Rock Resorts, Inc., Class A	10,547	220,221
Scientific Games Corp.*	6,167	117,790
		945,148
Environmental Control — 0.3%
Casella Waste Systems, Inc., Class A*	11,833	458,174
Energy Recovery, Inc.*	15,119	142,874
Tetra Tech, Inc.	3,198	215,929
		816,977
Food — 1.3%
Calavo Growers, Inc.	688	60,166
Cal-Maine Foods, Inc.	1,158	42,869
Chefs' Warehouse, Inc. (The)*	13,372	423,491
Hostess Brands, Inc.*	137,570	1,842,062
Ingles Markets, Inc., Class A	32,020	954,516
J&J Snack Foods Corp.	681	109,539
Sanderson Farms, Inc.	1,371	187,430
		3,620,073
Forest Products & Paper — 0.1%
Neenah Paper, Inc.	1,590	90,885
PH Glatfelter Co.	3,923	57,197
Schweitzer-Mauduit International, Inc.	2,483	77,693
		225,775
Gas — 0.3%
New Jersey Resources Corp.	2,340	111,033
Northwest Natural Holding Co.	2,390	164,480
South Jersey Industries, Inc.	4,502	142,038
Southwest Gas Holdings, Inc.	1,612	137,245
Spire, Inc.	5,337	444,679
		999,475
Hand/Machine Tools — 0.6%
Colfax Corp.*	26,843	673,759
Franklin Electric Co., Inc.	1,896	83,102
Luxfer Holdings PLC	35,923	861,074
		1,617,935
Healthcare-Products — 6.0%
ABIOMED, Inc.*	1,453	380,570
Alpha Pro Tech Ltd.*	44,141	158,025
AngioDynamics, Inc.*	1,976	37,129
Axonics Modulation Technologies, Inc.*	16,550	543,833
BioLife Solutions, Inc.*	72,347	1,282,712
Cantel Medical Corp.	1,814	124,694
CareDx, Inc.*	31,991	1,011,555
Cerus Corp.*	107,945	506,262
CRH Medical Corp.*	247,530	668,331
CytoSorbents Corp.*	28,463	179,602
Haemonetics Corp.*	3,260	316,187
ICU Medical, Inc.*	578	122,998
Inspire Medical Systems, Inc.*	28,483	1,608,435
Insulet Corp.*	3,206	351,987
Integra LifeSciences Holdings Corp.*	3,088	143,901
iRhythm Technologies, Inc.*	8,274	566,438
Masimo Corp.*	3,409	445,693
Meridian Bioscience, Inc.*	4,338	49,019
Merit Medical Systems, Inc.*	12,542	647,544
NuVasive, Inc.*	789	45,730
OrthoPediatrics Corp.*	24,977	970,356
Oxford Immunotec Global, PLC*	31,836	465,442
Patterson Cos., Inc.	32,190	676,634
Repligen Corp.*	9,419	654,338
Semler Scientific, Inc.*	8,868	390,281
Shockwave Medical, Inc.*	3,809	227,740
SI-BONE, Inc.*	37,782	634,360
Tactile Systems Technology, Inc.*	8,351	401,099
Tandem Diabetes Care, Inc.*	27,527	1,887,251
ViewRay, Inc.*	107,733	904,957

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
West Pharmaceutical Services, Inc.	2,836	325,006
Wright Medical Group NV*	16,191	497,388
		17,225,497
Healthcare-Services — 2.2%
Addus HomeCare Corp.*	7,188	491,515
Amedisys, Inc.*	2,217	248,991
Catalent, Inc.*	10,139	461,325
Chemed Corp.	621	203,651
Community Health Systems, Inc.*	9,547	25,395
eHealth, Inc.*	11,324	799,021
Ensign Group, Inc., (The)	2,070	110,248
Joint Corp., (The)*	69,711	1,115,376
LHC Group, Inc.*	6,867	777,894
Magellan Health, Inc.*	1,789	118,128
Natera, Inc.*	18,096	414,398
Neuronetics, Inc.*	16,348	188,329
Providence Service Corp., (The)*	2,212	143,072
Psychemedics Corp.	11,854	122,215
R1 RCM, Inc.*	30,726	360,723
US Physical Therapy, Inc.	1,232	137,627
Vapotherm, Inc.*	26,101	439,019
		6,156,927
Home Builders — 1.7%
Century Communities, Inc.*	28,681	765,783
Installed Building Products, Inc.*	11,446	588,782
LCI Industries	2,012	166,734
LGI Homes, Inc.*	18,873	1,287,139
MDC Holdings, Inc.	4,064	127,731
Skyline Corp.*	50,402	1,178,903
William Lyon Homes, Class A*	6,694	124,107
Winnebago Industries, Inc.	19,718	633,737
		4,872,916
Home Furnishings — 0.7%
Ethan Allen Interiors, Inc.	4,713	100,010
Floor & Decor Holdings, Inc., Class A*	6,854	243,454
Hooker Furniture Corp.	8,270	221,884
iRobot Corp.*	1,222	106,448
La-Z-Boy, Inc.	2,014	64,831
Sleep Number Corp.*	18,151	631,836
Universal Electronics, Inc.*	14,473	570,092
		1,938,555
Household Products/Wares — 0.2%
Acme United Corp.	11,359	226,953
Quanex Building Products Corp.	3,617	56,100
WD-40 Co.	995	155,548
		438,601
Housewares — 0.3%
Lifetime Brands, Inc.	58,020	452,556
Toro Co., (The)	5,348	348,476
		801,032
Insurance — 2.9%
American Equity Investment Life Holding Co.	11,107	314,439
American National Insurance Co.	4,156	471,166
Employers Holdings, Inc.	3,729	154,903
FGL Holdings	82,160	653,172
Genworth Financial, Inc., Class A*	47,731	138,897
Goosehead Insurance, Inc., Class A	17,261	632,270
HCI Group, Inc.	2,004	81,462
Health Insurance Innovations, Inc.*, Class A	13,772	355,180
Heritage Insurance Holdings, Inc.	48,290	706,483
Horace Mann Educators Corp.	2,570	104,111
James River Group Holdings Ltd.	1,208	53,877
Kinsale Capital Group, Inc.	8,883	744,306
NMI Holdings, Inc., Class A*	22,899	624,227
Palomar Holdings, Inc.*	15,004	348,093
RLI Corp.	1,478	126,931
Safety Insurance Group, Inc.	1,702	155,103
Selective Insurance Group, Inc.	3,866	276,999
White Mountains Insurance Group Ltd.	2,358	2,309,897
		8,251,516

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Internet — 3.0%
8x8, Inc.*	18,295	441,458
Aspen Group, Inc.*	52,772	211,088
Bandwidth, Inc., Class A*	19,819	1,438,265
Cardlytics, Inc.*	13,532	310,560
Cars.com, Inc.*	8,517	180,305
Eventbrite, Inc., Class A*	13,019	203,878
HealthStream, Inc.*	2,625	65,625
Liberty Expedia Holdings, Inc., Class A*	34,884	1,438,267
Mimecast Ltd.*	20,403	926,296
Monaker Group, Inc.*	55,562	147,795
New Media Investment Group, Inc.	5,809	53,617
OptimizeRx Corp.*	26,987	415,330
Q2 Holdings, Inc.*	6,185	452,989
QuinStreet, Inc.*	41,525	636,578
Rubicon Project Inc., (The)*	76,439	420,415
Stamps.com, Inc.*	659	22,103
Wix.com Ltd.*	2,304	316,431
Zscaler, Inc.*	13,213	906,808
		8,587,808
Iron/Steel — 0.0%
AK Steel Holding Corp.*	9,139	15,719
Leisure Time — 0.7%
Callaway Golf Co.	7,398	108,751
Camping World Holdings, Inc., Class A	22,101	232,723
Lindblad Expeditions Holdings, Inc.*	47,250	771,120
Malibu Boats, Inc., Class A*	7,570	271,763
MasterCraft Boat Holdings, Inc.*	11,902	236,374
OneSpaWorld Holdings Ltd.*	23,371	292,371
Vista Outdoor, Inc.*	10,525	80,727
		1,993,829
Lodging — 0.7%
Boyd Gaming Corp.	20,137	481,677
Century Casinos, Inc.*	38,404	335,651
Extended Stay America, Inc.	73,753	1,264,126
		2,081,454
Machinery-Construction & Mining — 0.1%
ASV Holdings, Inc.*	88,330	179,310
Polar Power, Inc.*	37,828	149,421
		328,731
Machinery-Diversified — 1.6%
Albany International Corp., Class A	1,126	78,899
Applied Industrial Technologies, Inc.	1,045	56,775
Cactus, Inc., Class A*	9,143	297,605
Chart Industries, Inc.*	2,562	196,326
Columbus McKinnon Corp.	21,762	789,090
Curtiss-Wright Corp.	2,004	223,426
DXP Enterprises, Inc.*	719	23,166
Hurco Cos., Inc.	18,870	661,582
Newpark Resources, Inc.*	5,829	40,745
NN, Inc.	53,780	416,795
SPX FLOW, Inc.*	10,543	376,385
Tennant Co.	2,414	139,070
Twin Disc, Inc.*	79,315	1,143,722
		4,443,586
Media — 0.4%
Entercom Communications Corp., Class A	49,937	289,135
EW Scripps Co., (The), Class A	3,398	51,718
MSG Networks, Inc., Class A*	39,620	836,378
Scholastic Corp.	1,251	41,396
		1,218,627
Metal Fabricate/Hardware — 0.5%
AZZ, Inc.	1,465	61,647
CIRCOR International, Inc.*	1,838	77,674
Mayville Engineering Co, Inc.*	16,608	270,710
Northwest Pipe Co.*	37,750	877,310
TimkenSteel Corp.*	8,862	63,009
		1,350,350

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Mining — 0.3%
A-Mark Precious Metals, Inc.	14,762	184,377
Astec Industries, Inc.	4,097	120,575
Century Aluminum Co.*	18,637	104,181
Kaiser Aluminum Corp.	1,039	92,596
Livent Corp.*	9,950	62,884
ProPetro Holding Corp.*	4,300	83,506
United States Lime & Minerals, Inc.	4,143	338,317
		986,436
Miscellaneous Manufacturing — 1.1%
Axon Enterprise, Inc.*	5,340	356,605
EnPro Industries, Inc.	2,498	138,614
ESCO Technologies, Inc.	6,899	482,171
Fabrinet*	3,054	130,223
FreightCar America, Inc.*	31,490	189,885
Harsco Corp.*	30,111	752,775
Hillenbrand, Inc.	2,960	110,201
Iteris, Inc.*	34,429	183,851
John Bean Technologies Corp.	2,493	255,657
LiqTech International, Inc.*	33,182	321,865
Proto Labs, Inc.*	1,026	102,959
Standex International Corp.	1,454	94,568
Sturm Ruger & Co., Inc.	968	48,119
		3,167,493
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	16,886	61,634
Oil & Gas — 1.4%
Bonanza Creek Energy, Inc.*	5,323	103,958
Brigham Minerals, Inc., Class A*	11,924	244,800
Carrizo Oil & Gas, Inc.*	10,324	105,098
Denbury Resources, Inc.*	51,617	74,329
Diamond Offshore Drilling, Inc.*	3,375	26,561
Evolution Petroleum Corp.	37,890	231,508
Gran Tierra Energy, Inc.*	92,840	181,966
Gulfport Energy Corp.*	17,407	95,216
HighPoint Resources Corp.*	1,430	2,674
Laredo Petroleum, Inc.*	35,166	92,838
Matador Resources Co.*	24,399	401,120
Murphy USA, Inc.*	13,465	1,080,701
Nabors Industries Ltd.	70,626	166,677
PBF Energy, Inc., Class A	21,825	576,180
PDC Energy, Inc.*	13,399	408,938
Penn Virginia Corp.*	2,591	79,026
QEP Resources, Inc.*	20,000	138,200
Unit Corp.*	4,358	41,924
		4,051,714
Oil & Gas Services — 1.1%
Archrock, Inc.	14,715	130,522
DMC Global, Inc.	22,673	1,533,602
Exterran Corp.*	2,373	32,747
Helix Energy Solutions Group, Inc.*	17,356	117,327
KLX Energy Services Holdings, Inc.*	3,678	72,457
Natural Gas Services Group, Inc.*	39,920	607,982
Oil States International, Inc.*	7,659	127,446
Profire Energy, Inc.*	156,577	234,865
Solaris Oilfield Infrastructure, Inc., Class A	18,228	259,384
US Silica Holdings, Inc.	4,154	43,118
		3,159,450
Packaging & Containers — 0.0%
Multi-Color Corp.	1,809	89,980
Pharmaceuticals — 3.8%
Adamas Pharmaceuticals, Inc.*	20,004	94,019
Akorn, Inc.*	18,512	76,269
Anika Therapeutics, Inc.*	1,566	59,508
Array BioPharma, Inc.*	8,748	231,122
Coherus Biosciences, Inc.*	45,341	856,945
Cytokinetics, Inc.*	41,072	425,917
Diplomat Pharmacy, Inc.*	7,281	33,638
Enanta Pharmaceuticals, Inc.*	4,093	370,294

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Endo International PLC*	11,844	58,628
Global Blood Therapeutics, Inc.*	9,002	547,141
Harrow Health, Inc.*	117,894	715,617
Heron Therapeutics, Inc.*	16,731	284,929
HEXO Corp.*	63,040	404,717
KalVista Pharmaceuticals Inc.*	7,594	161,372
MERUS N V*	14,794	205,637
Mirati Therapeutics, Inc.*	5,219	353,796
Momenta Pharmaceuticals, Inc.*	8,455	98,332
MyoKardia, Inc.*	15,068	701,867
Nektar Therapeutics*	5,506	172,448
Neogen Corp.*	2,310	130,168
Odonate Therapeutics, Inc.*	12,298	264,284
Opiant Pharmaceuticals, Inc.*	12,690	149,996
Phibro Animal Health Corp., Class A	2,922	86,433
Premier, Inc., Class A*	55,045	2,022,904
Principia Biopharma, Inc.*	9,228	270,011
Progenics Pharmaceuticals, Inc.*	15,612	65,414
Ra Pharmaceuticals, Inc.*	12,730	275,350
Reata Pharmaceuticals, Inc., Class A*	9,264	789,941
Supernus Pharmaceuticals, Inc.*	1,348	40,480
Sutro Biopharma, Inc.*	9,324	106,760
Tricida, Inc.*	17,177	631,083
Turning Point Therapeutics, Inc.*	8,406	292,697
		10,977,717
Real Estate — 0.2%
HFF, Inc., Class A	2,483	107,216
Marcus & Millichap, Inc.*	5,982	182,690
Newmark Group, Inc., Class A	27,808	221,908
		511,814
REITS — 1.7%
Acadia Realty Trust	4,655	127,314
Agree Realty Corp.	1,641	109,865
Armada Hoffler Properties, Inc.	7,721	127,396
CareTrust REIT, Inc.	3,664	89,072
Chatham Lodging Trust	3,146	59,900
Community Healthcare Trust, Inc.	2,769	108,351
CoreSite Realty Corp.	1,355	158,156
DiamondRock Hospitality Co.	8,155	80,816
EastGroup Properties, Inc.	2,590	287,490
Getty Realty Corp.	5,173	160,156
Global Medical REIT, Inc.	71,950	766,987
Global Net Lease, Inc.	3,919	72,149
Great Ajax Corp.	38,530	489,331
Healthcare Realty Trust, Inc.	7,137	230,097
Hersha Hospitality Trust	8,074	137,662
Independence Realty Trust, Inc.	4,656	51,123
iStar, Inc.	11,563	127,309
Kite Realty Group Trust	4,590	69,768
Lexington Realty Trust	12,112	111,067
LTC Properties, Inc.	1,853	82,922
Manhattan Bridge Capital, Inc.	55,566	330,062
Medical Properties Trust, Inc.	5,867	104,315
New York Mortgage Trust, Inc.	13,164	79,510
Pennsylvania Real Estate Investment Trust	23,923	153,346
PS Business Parks, Inc.	1,242	199,863
Summit Hotel Properties, Inc.	13,199	150,864
Universal Health Realty Income Trust	3,469	284,354
Urstadt Biddle Properties, Inc., Class A	4,983	109,028
Whitestone REIT	7,639	96,786
		4,955,059
Retail — 6.4%
Abercrombie & Fitch Co., Class A	5,117	88,524
Asbury Automotive Group, Inc.*	7,624	565,625
Barnes & Noble, Inc.	16,337	71,719
Big 5 Sporting Goods Corp.	64,570	129,140
Biglari Holdings, Inc., Class A*	230	112,585
Biglari Holdings, Inc., Class B*	1,541	139,615
Boot Barn Holdings, Inc.*	28,283	739,035

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Buckle, Inc., (The)	4,527	68,131
Build-A-Bear Workshop, Inc.*	80,700	406,728
Cannae Holdings, Inc.*	98,379	2,501,778
Casey's General Stores, Inc.	8,643	1,115,638
Cato Corp., (The), Class A	4,605	57,056
Children's Place, Inc., (The)	1,027	95,162
Chuy's Holdings, Inc.*	1,209	26,743
Cracker Barrel Old Country Store, Inc.	669	105,093
DineEquity, Inc.	3,392	320,273
El Pollo Loco Holdings, Inc.*	9,027	94,603
EZCORP, Inc., Class A*	65,091	571,499
FAT Brands, Inc.	50,826	223,634
Fiesta Restaurant Group, Inc.*	2,473	35,067
FirstCash, Inc.	2,930	277,530
Five Below, Inc.*	3,696	475,786
Freshpet, Inc.*	28,374	1,318,540
Genesco, Inc.*	4,461	200,656
GMS, Inc.*	3,964	66,754
Guess?, Inc.	6,372	103,035
Haverty Furniture Cos., Inc.	1,791	31,181
Hibbett Sports, Inc.*	6,047	133,760
Hudson Ltd., Class A*	28,506	387,111
J Alexander's Holdings, Inc.*	44,656	469,781
Lovesac Co., (The)*	18,408	663,608
Lumber Liquidators Holdings, Inc.*	5,520	52,937
MarineMax, Inc.*	4,583	71,403
MSC Industrial Direct Co, Inc., Class A	10,562	746,311
National Vision Holdings, Inc.*	16,915	460,595
Ollie's Bargain Outlet Holdings, Inc.*	5,947	587,088
PC Connection, Inc.	13,650	433,251
PCM, Inc.*	36,190	924,655
PetIQ, Inc.*	10,412	273,107
PetMed Express, Inc.	4,111	71,819
Red Robin Gourmet Burgers, Inc.*	1,984	50,751
Regis Corp.*	8,392	156,427
RH*	2,622	223,263
Shoe Carnival, Inc.	2,090	53,692
Sonic Automotive, Inc., Class A	2,021	35,226
Tailored Brands, Inc.	14,757	77,622
Texas Roadhouse, Inc.	2,804	143,733
Tile Shop Holdings, Inc.	3,745	15,654
Vera Bradley, Inc.*	2,344	25,667
Vitamin Shoppe, Inc.*	12,924	48,336
Wingstop, Inc.	14,168	1,128,906
Winmark Corp.	3,329	548,752
World Fuel Services Corp.	17,749	517,206
Zumiez, Inc.*	3,678	72,751
		18,314,542
Savings & Loans — 0.9%
Axos Financial, Inc.*	3,461	94,520
Berkshire Hills Bancorp, Inc.	3,296	96,210
Brookline Bancorp, Inc.	13,535	194,227
Dime Community Bancshares, Inc.	9,283	165,052
FS Bancorp, Inc.	14,670	691,691
Oritani Financial Corp.	7,973	127,568
Provident Financial Services, Inc.	1,569	37,405
Riverview Bancorp, Inc.	111,471	863,900
Sterling Bancorp	11,846	228,746
		2,499,319
Semiconductors — 2.3%
Advanced Energy Industries, Inc.*	2,466	123,719
Amtech Systems, Inc.*	109,030	585,491
AXT, Inc.*	190,740	761,053
Brooks Automation, Inc.	2,595	92,097
Cabot Microelectronics Corp.	1,581	154,100
Cirrus Logic, Inc.*	3,525	131,729
Cohu, Inc.	57,583	837,833
FormFactor, Inc.*	3,724	53,477
Inphi Corp.*	9,000	394,920

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Kulicke & Soffa Industries, Inc.	6,419	124,464
Lattice Semiconductor Corp.*	37,920	485,376
MKS Instruments, Inc.	1,371	97,972
Monolithic Power Systems, Inc.	1,952	227,310
Nanometrics, Inc.*	1,823	51,864
Photronics, Inc.*	4,262	34,565
Power Integrations, Inc.	3,164	206,166
Richardson Electronics Ltd.	19,699	100,071
Rudolph Technologies, Inc.*	3,770	86,974
Semtech Corp.*	5,218	207,833
Silicon Laboratories, Inc.*	4,318	404,035
Ultra Clean Holdings, Inc.*	88,790	1,132,072
Veeco Instruments, Inc.*	2,886	33,160
Xperi Corp.	6,158	129,380
		6,455,661
Software — 9.6%
ACI Worldwide, Inc.*	14,899	468,723
Altair Engineering, Inc., Class A*	9,026	343,981
Alteryx, Inc., Class A*	13,184	1,145,162
American Software, Inc., Class A	41,399	524,525
Appfolio, Inc., Class A*	3,541	341,352
Appian Corp.*	9,364	338,321
Asure Software, Inc.*	108,250	696,047
Avalara, Inc.*	8,097	547,681
Avaya Holdings Corp.*	66,900	841,602
Blackbaud, Inc.	2,160	166,147
Bottomline Technologies de, Inc.*	2,442	106,667
Cogent Communications Holdings, Inc.	1,297	75,874
Computer Programs & Systems, Inc.	28,663	739,792
Coupa Software, Inc.*	3,838	419,148
CSG Systems International, Inc.	23,783	1,066,668
Ebix, Inc.	2,006	94,142
eGain Corp.*	46,019	362,630
Everbridge, Inc.*	22,519	1,770,894
Evolent Health, Inc., Class A*	33,641	357,940
Fastly, Inc., Class A*	17,506	364,125
Five9, Inc.*	28,093	1,442,576
InnerWorkings, Inc.*	87,740	297,439
j2 Global, Inc.*	1,540	129,807
LivePerson, Inc.*	9,192	255,813
LiveRamp Holdings, Inc.*	7,653	393,211
ManTech International Corp., Class A	2,301	141,212
Materialise NV, ADR*	32,354	479,163
Medidata Solutions, Inc.*	2,714	247,381
MiX Telematics Ltd., SP ADR	29,769	475,709
Model N, Inc.*	51,881	934,896
NextGen Healthcare, Inc.*	3,902	75,114
Omnicell, Inc.*	9,089	722,121
Pivotal Software, Inc., Class A*	21,137	420,626
Pluralsight, Inc., Class A*	14,029	446,964
Progress Software Corp.	5,306	217,334
PROS Holdings, Inc.*	7,232	410,054
QAD, Inc., Class A	21,362	922,838
Red Violet, Inc.*	74,989	883,370
SharpSpring, Inc.	96,478	1,406,649
ShiftPixy, Inc.*	313,351	141,478
Simulations Plus, Inc.	31,897	799,658
Smartsheet, Inc., Class A*	27,251	1,171,248
Tabula Rasa HealthCare, Inc.*	11,369	513,538
Take-Two Interactive Software, Inc.*	3,989	431,410
Talend S.A., ADR*	13,863	646,570
Upland Software, Inc.*	24,744	1,157,772
Veritone, Inc.*	53,288	471,066
Verra Mobility Corp.*	24,947	348,759
Yext, Inc.*	20,746	380,897
Zovio, Inc.*	75,410	309,181
		27,445,275
Storage/Warehousing — 0.0%
Mobile Mini, Inc.	2,048	62,812

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Telecommunications — 1.6%
ATN International, Inc.	1,700	99,450
CalAmp Corp.*	7,214	73,294
Cincinnati Bell, Inc.*	10,180	65,152
ExOne Co., (The)*	68,687	546,748
Iridium Communications, Inc.*	9,628	206,328
Liberty Latin America Ltd., Class C*	72,042	1,238,402
LogMeIn, Inc.	1,382	99,269
NETGEAR, Inc.*	2,616	65,923
One Stop Systems, Inc.*	90,330	161,691
ORBCOMM, Inc.*	75,383	503,558
Pagerduty, Inc.*	4,472	229,861
Sonim Technologies, Inc.*	22,374	319,501
Viavi Solutions, Inc.*	23,640	284,862
Vonage Holdings Corp.*	45,721	541,337
		4,435,376
Textiles — 0.6%
UniFirst Corp.	10,328	1,639,880
Toys/Games/Hobbies — 0.3%
Funko, Inc., Class A*	41,679	865,256
Transportation — 2.0%
Air Transport Services Group, Inc.*	96,546	2,118,219
ArcBest Corp.	4,606	115,472
Atlas Air Worldwide Holdings, Inc.*	9,844	348,379
CryoPort, Inc.*	26,354	440,639
Echo Global Logistics, Inc.*	4,834	95,085
Forward Air Corp.	9,439	526,979
Heartland Express, Inc.	3,583	64,064
Knight-Swift Transportation Holdings, Inc.	1,873	51,770
Marten Transport Ltd.	4,885	86,074
Matson, Inc.	2,281	78,056
PAM Transportation Services, Inc.*	20,390	1,141,840
Saia, Inc.*	11,656	687,704
		5,754,281
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc., (The)	3,222	87,671
Water — 0.3%
American States Water Co.	1,758	128,229
California Water Service Group	1,969	96,914
Global Water Resources, Inc.	36,066	343,348
PICO Holdings, Inc.*	39,282	413,639
		982,130
TOTAL COMMON STOCKS
(Cost $219,086,357)		268,398,771
SHORT-TERM INVESTMENTS - 6.3%
First American Treasury Obligations Fund Class X, 2.31% (a)	17,895,075	17,895,075
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,895,075)		17,895,075
TOTAL INVESTMENTS - 100.1%
(Cost $236,981,432)		286,293,846
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(277,284)
NET ASSETS - 100.0%		$286,016,562

*	Non-income producing security.
(a)	Seven-day yield as of May 31, 2019.

ADR American Depositary Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

SP ADR Sponsored ADR

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS - 84.5%
Advertising — 0.2%
WPP, PLC	22,135	$262,989
WPP, PLC, SP ADR	504	29,983
		292,972
Aerospace/Defense — 0.1%
Airbus SE,ADR	3,036	97,213
CAE, Inc.	913	23,272
Embraer SA, SP ADR	1,308	25,153
Rolls-Royce Holdings, PLC*	300	3,259
Safran SA	231	30,308
Safran SA, ADR	1,312	43,034
		222,239
Agriculture — 0.7%
British American Tabacco, PLC, SP ADR	3,096	107,338
Origin Enterprises, PLC	147,132	882,367
Swedish Match AB	413	18,643
		1,008,348
Airlines — 0.7%
Latam Airlines Group SA, SP ADR	1,678	14,800
Ryanair Holding, PLC, SP ADR*	15,349	1,001,062
		1,015,862
Apparel — 0.9%
Adidas AG, SP ADR	526	75,147
Gildan Activewear, Inc.	1,268	45,724
Hermes International	80	53,157
Kering SA	139	72,350
LVMH Moet Hennessy Louis Vuitton SE	1,556	587,150
LVMH Moet Hennessy Louis Vuitton SE, ADR	2,000	150,980
NIKE, Inc., Class B	2,857	220,389
Shenzhou International Group Holdings, Ltd.	19,816	234,456
		1,439,353
Auto Manufacturers — 0.5%
Daimler AG	1,552	80,335
Ferrari NV	159	22,740
Fiat Chrysler Automobiles NV	1,743	21,997
Geely Automobile Holdings Ltd.	6,982	11,439
Honda Motor Ltd., SP ADR	2,137	52,591
Hyundai Motor Co.	1,693	191,126
Peugeot SA	1,067	23,816
Renault SA	426	25,660
Suzuki Motor Corp.	400	18,928
Tata Motors, Ltd., SP ADR	6,196	77,512
Toyota Motor Corp., SP ADR	1,378	162,025
Volkswagen AG	168	26,660
Volvo AB, Class B	3,636	50,764
		765,593
Auto Parts & Equipment — 0.4%
Bridgestone Corp.	1,219	45,338
Continental AG	83	11,288
Denso Corp.	734	28,230
Fuyao Glass Industrials Group, Ltd.(a)	116,000	346,276
Hyundai Mobis Co., Ltd.	267	48,674
Michelin	299	34,290
Sumitomo Electric Industries, Ltd.	2,800	33,634
Valeo SA	664	17,520
		565,250
Banks — 8.3%
Abu Dhabi Community Bank.	72,560	176,194
Agricultural Bank of China Ltd.	130,000	55,788
Aozora Bank Ltd.	1,000	24,200
Australia & New Zealand Banking Group, Ltd.	4,273	82,328
Banco Bilbao Vizcaya Argentaria, SP ADR	10,540	57,232
Banco do Brasil SA, SP ADR	1,478	19,229

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Banco Santander Brasil SA, ADR	1,117	12,868
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	6,639	48,597
Banco Santander SA, SP ADR	20,753	89,861
Bangkok Bank PCL	113,800	707,380
Bank Central Asia Tbk PT	162,207	331,853
Bank Leumi Le Israel	174,384	1,168,419
Bank Mandiri Persero Tbk PT, ADR	4,332	47,479
Bank Montreal	1,350	98,024
Bank of China, Ltd.	41,028	17,011
Bank of Ireland Group, PLC	161,358	862,516
Bank of Nova Scotia, (The)	2,558	129,691
Bank Rakyat Indonesia Persero Tbk PT, ADR	1,382	19,694
Barclays, PLC, SP ADR	6,946	51,887
BDO Unibank, Inc.	83,500	221,065
BNP Paribas SA	1,469	67,363
BOC Hong Kong Holdings, Ltd.	7,000	26,904
CaixaBank SA	8,352	25,659
China Construction Bank Corp.	74,614	59,068
China Merchants Bank Co., Ltd.	31,116	150,635
China Minsheng Banking Corp. Ltd.	77,000	56,032
CITIC, Ltd.	15,542	21,099
Commercial International Bank Egypt SAE	38,073	163,049
Commerzbank AG	4,316	30,246
Commonwealth Bank Of Australia	2,556	138,916
Credicorp, Ltd.	1,371	306,830
Credit Agricole SA	2,988	33,962
Credit Suisse Group AG, SP ADR*	5,030	56,688
Dah Sing Financial Holdings, Ltd.	115,200	538,038
Danske Bank	1,799	29,484
DBS Group Holdings Ltd., SP ADR	886	62,463
DBS Group Holdings, Ltd.	55,600	984,147
DNB ASA	2,001	33,922
Erste Group Bank AG*	1,151	40,794
FirstRand, Ltd.	11,220	51,515
Grupo Financiero Banorte SAB de CV	45,916	250,211
Grupo Financiero Banorte SAB de CV, SP ADR	1,301	35,309
Hang Seng Bank, Ltd.	1,800	45,184
HDFC Bank Ltd.	36,912	1,287,544
HDFC Bank, Ltd., ADR	4,290	532,646
HSBC Holdings, PLC, SP ADR	5,491	223,868
ICICI Bank, Ltd., SP ADR	41,139	493,668
Industrial & Commerical Bank China, Ltd.	529,734	378,621
ING Groep NV, SP ADR	3,065	32,979
Intesa Sanpaolo	9,153	18,669
Kasikornbank PCL, ADR	3,486	83,246
Kasikornbank PCL, NVDR	28,160	166,198
Kotak Mahindra Bank Ltd.	10,311	225,891
Lloyds Banking Group PLC, ADR	26,067	74,030
Macquarie Group, Ltd.	679	56,494
Mediobanca Banca di Credito Finanziario SpA	2,387	21,977
Mitsubishi UFJ Financial Group, Inc., SP ADR	11,911	54,705
Mizuho Financial Group, Inc.	35,600	50,184
National Australia Bank, Ltd.	1,788	32,802
Natixis SA	7,591	34,771
Nedbank Group Ltd.	1,180	21,238
OTP Bank, PLC	5,073	211,558
Oversea-Chinese Bank Corp., Ltd.	6,614	50,973
Raiffeisen Bank International AG	1,060	24,616
Resona Holdings, Inc.	17	72
Royal Bank Canada	2,251	169,163
Royal Bank of Scotland Group PLC, SP ADR	6,437	35,210
Sberbank Russia, SP ADR	23,523	338,731
Skandinaviska Enskilda Banken AB, Class A	2,420	21,469
Standard Bank Group Ltd.	10,733	146,514
Standard Chart, PLC	4,927	42,730
State Bank of India	9,673	49,145
Sumitomo Mitsui Financial Group Inc., SP ADR	10,200	70,788
Swedbank AB, Class A	2,344	33,618
Toronto-Dominion Bank, (The)	623	34,047
UBS Group AG*	4,093	47,102
United Overseas Bank, Ltd.	3,027	51,854
Westpac Banking Corp., SP ADR	5,311	100,909
Yamaguchi Financial Group Inc.	5,000	36,855
		12,683,719

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Beverages — 4.1%
Ambev SA, ADR	14,935	66,759
Anheuser-Busch InBev SA NV	8,760	712,494
Anheuser-Busch InBev SA NV, SP ADR	1,003	81,644
Asahi Group Holdings Ltd.	800	35,128
China Resources Beer Holdings Co. Ltd.	29,783	130,322
Coca-Cola Bottlers Japan Holdings Inc.	1,000	22,692
Coca-Cola Amatil, Ltd.	237,694	1,568,282
Coca-Cola European Partners, PLC	836	46,314
Compania Cervecerias Unidas SA, SP ADR	1,398	37,480
Diageo, PLC	43,352	1,823,458
Diageo, PLC, SP ADR	808	135,792
Fomento Economico Mexicano SAB de CV, SP ADR	383	35,642
Heineken Holding NV	491	48,581
Heineken NV	1,867	195,971
Kirin Holdings Co., Ltd.	1,057	22,861
Pernod Ricard SA	330	58,182
Thai Beverage, PCL	1,672,000	984,394
Wuliangye Yibin Co., Ltd., Class A	13,200	192,892
		6,198,888
Biotechnology — 0.1%
3SBio, Inc.(a)	48,246	78,726
CSL Ltd.	628	89,228
Genmab A/S*	184	31,585
H Lundbeck A/S	618	24,794
		224,333
Building Materials — 1.7%
Anhui Conch Cement Co., Ltd.	3,500	20,508
Cemex SAB de CV, SP ADR	5,460	22,495
Cie de Saint-Gobain	862	31,092
CRH, PLC	27,245	854,299
CRH, PLC, SP ADR	1,441	45,175
Daikin Industries, Ltd.	149	18,020
Geberit AG	90	39,639
HeidelbergCement AG	617	45,776
Imerys SA	579	25,123
LafargeHolcim, Ltd.*	797	38,109
Semen Indonesia Persero Tbk PT, ADR	1,462	22,997
Sika AG	9,323	1,382,358
TOTO Ltd.	365	13,530
		2,559,121
Chemicals — 3.6%
Air Liquide SA	13,636	1,695,509
Akzo Nobel NV	417	35,124
BASF SE	1,050	69,294
BASF SE, SP ADR	1,636	26,896
Croda International PLC	19,543	1,250,630
Formosa Plastic Corp.	35,372	123,561
Fuchs Petrolub SE	14,943	526,637
Givaudan SA	27	71,386
Kansai Paint Co. Ltd.	1,360	25,606
Kingboard Holdings Ltd.	6,500	17,090
Kuraray Co., Ltd.	8	91
LG Chem, Ltd.	190	53,132
Mitsubishi Chemical Holdings Corp.	6,000	39,102
Mitsui Chemicals, Inc.	1,022	22,299
Nippon Paint Holdings Co., Ltd.	422	16,575
Novozymes A/S, Class B	9,644	451,741
Nutrien, Ltd.	354	17,254
Shin-Etsu Chemical Co., Ltd.	654	54,006
Sociedad Quimica y Minera de Chile SA SP ADR	571	17,318
UPL Ltd.	68,358	982,411
		5,495,662
Commercial Services — 3.9%
Adecco Group AG	374	20,189
ALD SA (a)	43,354	658,929
Atlantia SpA	534	13,359
China Merchants Port Holdings Co. Ltd.	20,000	35,022
Experian, PLC	2,543	76,635
IHS Markit, Ltd.*	7,980	457,972
Intertek Group, PLC	26,418	1,765,169
IWG, PLC	119,498	509,487

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
New Oriental Education & Tech Group Inc., SP ADR*	662	56,700
Recruit Holdings Co., Ltd.	1,992	63,168
RELX, PLC	64,991	1,512,064
RELX, PLC, SP ADR	168	3,926
Secom Co., Ltd.	358	30,552
SGS SA	206	519,581
TAL Education Group, ADR*	4,720	162,415
Transurban Group	6,366	61,404
Wirecard AG	156	24,380
		5,970,952
Computers — 0.5%
CGI, Inc.*	1,074	78,252
Check Point Software Technologies Ltd.*	332	36,613
Computershare Ltd.	3,157	36,365
Globant S.A.*	977	90,705
Infosys Ltd., SP ADR	9,790	102,501
Tata Consultancy Services Ltd.	8,444	266,370
Wipro Ltd., ADR	17,106	75,609
		686,415
Cosmetics/Personal Care — 1.6%
Essity AB, Class B	1,117	32,774
Kao Corp.	1,250	97,001
LG Household & Health Care, Ltd.	167	179,543
L'Oreal SA	68	18,243
L'Oreal SA, ADR	1,120	59,931
Pola Orbis Holdings, Inc.	1,000	27,425
Shiseido Co., Ltd.	626	44,912
Unicharm Corp.	1,470	43,851
Unilever NV	2,067	124,268
Unilever NV-CVA	29,662	1,785,468
		2,413,416
Distribution/Wholesale — 1.0%
Bunzl, PLC	46,181	1,233,708
Itochu Corp.	3,700	67,926
Jardine Cycle & Carriage Ltd.	974	23,994
Mitsubishi Corp.	881	22,832
Mitsui & Co., Ltd.	5,159	79,218
Sumitomo Corp.	15	215
Toyota Tsusho Corp.	1,400	40,153
		1,468,046
Diversified Financial Services — 2.3%
B3 SA - Brasil Bolsa Balcao	16,235	151,140
BOC Aviation Ltd. (a)	6,600	55,153
Capitec Bank Holdings Ltd.	2,227	201,691
Deutsche Boerse AG	8,409	1,157,329
Hong Kong Exchange & Clearing, Ltd.	1,780	56,656
Housing Development Finance Corp. Ltd.	5,745	180,431
Japan Exchange Group, Inc., ADR	55,800	859,738
Julius Baer Gruppe*	858	33,821
KB Financial Group, Inc., ADR	1,951	72,031
London Stock Exchange Group, PLC	791	52,817
Network International Holdings PLC* (a)	882	6,200
Old Mutual, Ltd.	11,162	16,017
ORIX Corp.	53	747
Pagseguro Digital, Ltd., Class A*	1,452	46,493
Rathbone Brothers, PLC	20,731	562,188
Shinhan Financial Group Co., Ltd.	1,996	74,242
		3,526,694
Electric — 0.4%
AGL Energy Ltd.	1,892	26,910
CLP Holdings, Ltd.	1,947	22,052
E.ON SE	2,520	26,348
Endesa SA	2,751	68,532
Enel SpA	6,768	42,092
Fortis, Inc.	2,870	108,515
Iberdrola SA	8,686	80,761
Korea Electric Power Corp., SP ADR*	2,719	29,854
Orsted A/S (a)	381	30,367
Power Assets Holdings Ltd.	8,000	55,358
RWE AG	1,019	25,494
Sembcorp Industries, Ltd.	307	538
Transmissora Alianca de Energia Eletrica SA	16,204	108,482
		625,303

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Electrical Components & Equipment — 0.6%
Delta Electronics, Inc.	24,422	110,028
Legrand SA*	12,128	815,298
Schneider Electric SE	698	55,128
		980,454
Electronics — 1.9%
AAC Technologies Holdings, Inc.	5,000	26,546
ABB Ltd., SP ADR	2,320	42,178
Assa Abloy AB, Class B	71,286	1,387,335
Halma, PLC	49,386	1,131,603
Hirose Electric Co., Ltd.	127	13,824
Hon Hai Precision	56,353	131,703
Hoya Corp.	670	46,377
Kyocera Corp.	900	54,619
Murata Manufacturing Co., Ltd.	1,119	47,806
Nidec Corp.	339	42,026
		2,924,017
Energy-Alternate Sources — 0.0%
Vestas Wind System	229	$18,643
Engineering & Construction — 0.4%
ACS Actividades de Construccion y Servicios SA	976	40,088
Bouygues SA	663	23,179
China Tower Corp. Ltd.* (a)	418,000	93,894
Grupo Aeroportuario del Centro Norte SAB de CV	11,804	71,370
Grupo Aeroportuario del Sureste SAB de CV, ADR	102	16,175
Kajima Corp.	2,921	39,898
LendLease Group	2,252	22,210
Shanghai International Airport Co. Ltd., Class A	13,609	135,799
Shimizu Corp.	3,000	24,360
Sydney Airport	8,427	43,272
Vinci SA	597	58,871
		569,116
Entertainment — 0.0%
Oriental Land Co., Ltd.	313	38,080
Food — 2.7%
Aeon Co., Ltd.	676	11,646
BRF SA, ADR*	2,633	18,536
Carrefour SA	79	1,486
China Mengniu Dairy Co. Ltd.*	63,407	231,320
Danone SA, SP ADR	4,155	66,488
Foshan Haitian Flavouring & Food Co. Ltd., Class A	15,542	224,557
Glanbia, PLC	60,629	1,008,728
Kerry Group, PLC, Class A	5,642	652,360
Kikkoman Corp.	622	25,712
Koninklijke Ahold Delhaize NV	696	15,611
Marine Harvest	1,676	38,892
Meiji Holdings Co., Ltd.	300	21,016
Nestle SA	3,865	383,403
Nestle SA, SP ADR	4,128	409,333
Seven & i Holdings Co., Ltd.	29,746	1,001,201
Tesco, PLC	12,787	36,527
Wm Morrison Supermarkets Plc	13,967	34,695
		4,181,511
Food Service — 0.7%
Compass Group, PLC	46,166	1,044,506
Forest Products & Paper — 0.0%
Smurfit Kappa Group PLC, ADR	736	20,188
UPM-Kymmene Corp.	1,590	39,778
		59,966
Gas — 0.1%
Beijing Enterprises Holdings Ltd.	7,500	37,643
China Gas Holdings, Ltd.	2,999	9,657
Hong Kong & China Gas Co. Ltd.	19,800	43,772
Snam SpA	9,397	47,196
Toho Gas Co., Ltd.	446	17,375
		155,643
Hand/Machine Tools — 0.2%
Sandvik AB	3,286	50,725
Schindler Holding AG	216	44,300
Techtronic Industrials Co., Ltd.	39,098	249,589
		344,614

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Healthcare-Products — 0.5%
Alcon, Inc.*	7,828	455,255
Alcon, Inc., ADR*	515	29,963
Coloplast A/S, Class B	327	34,740
Essilor International Cie Generale d'Opitque SA	384	44,013
Hengan International Group Co., Ltd.	3,000	22,073
Koninklijke Philips NV	1,803	71,435
Terumo Corp.	1,362	38,501
		695,980
Healthcare-Services — 0.8%
Fresenius Medical Care AG & Co., KGaA	11,305	823,819
Fresenius Medical Care AG & Co., KGaA, ADR	1,104	40,197
Fresenius SE & Co., KGaA	707	35,858
Lonza Group AG*	182	55,797
Notre Dame Intermedica Participacoes SA	20,439	213,560
Sonic Healthcare Ltd.	2,543	46,032
		1,215,263
Holding Companies-Diversification — 0.1%
CK Hutchison Holdings, Ltd.	6,000	56,672
Jardine Matheson Holdings Ltd., ADR	237	15,301
Jardine Matheson Holdings, Ltd.	293	18,816
Keppel Corp., Ltd.	9,000	39,546
Swire Pacific, Ltd., Class A	2,443	28,907
		159,242
Home Builders — 0.6%
Daiwa House Industry Co., Ltd.	730	21,811
Sekisui Chemical Co., Ltd.	58,400	854,392
		876,203
Home Furnishings — 0.1%
Electrolux AB	972	21,058
Panasonic Corp.	20	158
Sharp Corp.	3,000	26,983
Sony Corp., SP ADR	1,269	60,912
		109,111
Household Products/Wares — 0.4%
Reckitt Benckiser Group, SP ADR	5,160	83,282
Societe BIC SA	6,561	513,403
		596,685
Housewares — 0.0%
Zhejiang Supor Co., Ltd., Class A	4,586	47,378
Insurance — 6.1%
AIA Group, Ltd.	95,185	894,188
AIA Group, Ltd., SP ADR	3,872	145,897
Allianz SE, SP ADR	4,090	90,716
Aon, PLC	14,800	2,665,036
Assic Generali SpA	2,795	48,962
AXA SA	709	17,456
AXA SA, SP ADR	764	18,756
Cathay Financials Holdings Co., Ltd.	38,000	49,086
China Life Insurance Co., Ltd., ADR	4,936	57,356
China Pacific Insurance Group Co. Ltd.	12,200	45,203
Fosun International Ltd.	25,500	32,867
Hannover Rueck SE	286	42,810
Japan Post Holdings Co., Ltd.	1,215	13,456
Lancashire Holdings, Ltd.	204,889	1,818,061
Legal & General Group PLC	24,158	78,280
Manulife Finanical Corp.	2,746	46,105
MS&AD Insurance Group Holdings, Inc.	1,600	50,581
Muenchener Rueckversicherungs-Gesellschaft AG	293	70,658
NN Group NV	245	9,300
Ping An Insurance Group Co., of China Ltd.	50,257	557,662
Prudential, PLC, ADR	1,822	72,734
QBE Insurance Group Ltd., SP ADR	4,276	34,657
Sampo, PLC	24,746	1,069,959
Samsung Fire & Marine Insurance Co. Ltd.	553	125,840
SCOR SE	784	32,255
Sompo Holdings, Inc.	1,000	37,722
Sun Life Financial, Inc.	1,261	49,003
Suncorp Group, Ltd.	6,125	55,172
Swiss Life Holding AG	124	56,399
Swiss Re AG	569	53,987
Tokio Marine Holdings, Inc.	1,150	56,992

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Topdanmark AS	17,182	919,758
		9,316,914
Internet — 2.7%
58.com, Inc., ADR*	439	25,036
Alibaba Group Holdings, Ltd., SP ADR*	5,256	784,511
China Literature Ltd.* (a)	6,400	24,633
Ctrip.com International, Ltd., ADR	1,543	53,326
Facebook, Inc., Class A*	1,069	189,715
JD.com, Inc., ADR*	2,393	61,644
LINE Corp.*	99	2,883
Meituan Dianping, Class B*	12,932	99,823
Mercadolibre, Inc.*	418	238,477
Naspers, Ltd.	1,167	263,102
Naspers, Ltd., SP ADR	465	20,911
Naver Corp.	466	43,594
Rakuten, Inc.	2,559	26,459
Tencent Holdings, Ltd.	44,954	1,874,476
Tencent Holdings, Ltd., ADR	7,294	304,597
Yandex NV, Class A*	2,254	80,964
YY, Inc., ADR*	269	18,413
		4,112,564
Investment Companies — 2.6%
Groupe Bruxelles Lambert SA	25,190	2,346,206
Kinnevik AB, Class B	849	21,623
Melrose Industries, PLC	789,924	1,631,250
		3,999,079
Iron/Steel — 0.1%
Nippon Steel & Sumitomo Metal Corp.	2,568	42,468
Posco, SP ADR	1,248	62,063
thyssenkrupp AG	2,008	25,353
Vale SA, SP ADR*	4,565	56,926
		186,810
Leisure Time — 0.1%
Giant Manufacturing Co. Ltd.	16,897	120,148
Shimano, Inc.	236	36,027
TUI AG	2,749	25,348
		181,523
Lodging — 1.0%
City Developments Ltd.	2,005	12,025
Galaxy Entertainment Group Ltd.	5,151	31,188
InterContinental Hotels Group PLC	21,206	1,366,070
Melco Resorts & Entertainment Ltd. ADR	988	19,068
Sands China, Ltd.	8,636	39,137
Whitbread PLC, SP ADR	964	14,258
Whitbread, PLC	139	8,124
		1,489,870
Machinery-Construction & Mining — 0.1%
Hitachi Ltd.	1,901	64,012
Komatsu, Ltd.	1,700	37,318
Mitsubishi Electical Corp.	3,000	37,260
Mitsubishi Heavy Industries, Ltd.	948	41,446
		180,036
Machinery-Diversified — 2.4%
Amada Co., Ltd.	58,400	598,855
Atlas Copco AB, Class A	1,701	45,652
Fanuc Corp., ADR	3,060	51,438
GEA Group AG	32,946	903,232
Keyence Corp.	307	172,489
KION Group AG	316	17,187
Kone Corp., Class B	14,433	786,375
SMC Corp.	110	35,855
Spirax-Sarco Engineering, PLC	10,401	1,097,090
		3,708,173
Media — 1.7%
Grupo Televisa SAB, SP ADR	1,838	17,075
Informa, PLC	5,071	49,701
Liberty Media Corp-Liberty Formula One*	3,575	133,455
MultiChoice Group Ltd., ADR*	93	774
Shaw Communications, Inc.	3,088	62,717
Sky, PLC	4,730	103,303
Thomson Reuters Corp.	976	62,162
Vivendi SA	1,715	46,179

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Wolters Kluwer	29,350	2,047,559
		2,522,925
Mining — 0.6%
Anglo American, PLC	1,881	45,000
Barrick Gold Corp.	6,196	76,954
BHP Billiton Ltd., SP ADR	2,130	110,568
Franco-Nevada Corp.	398	30,722
Glencore, PLC*	51,917	166,118
Newcrest Mining Ltd.	1,769	33,617
Rio Tinto PLC	1,944	111,475
Rio Tinto, PLC, SP ADR	1,536	88,981
South32 Ltd.	8,340	19,128
Southern Copper Corp.	731	24,657
Teck Resources, Ltd., Class B	1,067	21,671
Vedanta, Ltd., ADR	8,503	78,568
Wheaton Precious Metals Corp.	4,422	97,726
		905,185
Miscellaneous Manufacturing — 1.3%
Pidilite Industries Ltd.	5,850	108,535
Siemens AG, SP ADR	2,052	116,471
Smiths Group, PLC	94,103	1,709,800
Sunny Optical Technology Group Co. Ltd.	9,837	83,984
Toshiba Corp.	1,047	33,209
		2,051,999
Office/Business Equipment — 0.0%
Canon, Inc., SP ADR	2,272	63,661
Oil & Gas — 3.6%
BP, PLC, SP ADR	4,537	184,747
Canadian Natural Resources, Ltd.	2,143	57,840
Cenovus Energy, Inc.	2,381	19,500
CNOOC, Ltd., SP ADR	167	27,116
DCC, PLC	33,250	2,788,950
Drilling Co. of 1972 A/S, (The)*	60	3,833
Ecopetrol SA, SP ADR	3,252	53,300
Encana Corp.	270	1,423
Eni SpA	33,119	498,859
Eni SpA, SP ADR	3,209	96,174
Galp Energia SGPS SA	2,782	41,790
Gazprom PJSC, SP ADR	11,174	72,631
Idemitsu Kosan Co., Ltd.	58	1,629
Inpex Corp.	2,538	20,424
JXTG Holdings, Inc.	6,600	31,363
Lukoil , PJSC, SP ADR	2,408	191,990
Novatek PJSC, SP GDR	1,881	382,026
Petroleo Brasileiro, SP ADR	5,533	79,841
Reliance Industries Ltd.	15,100	289,613
Royal Dutch Shell, PLC, Class A, SP ADR	4,104	253,668
Suncor Energy, Inc.	5,173	159,328
Total SA, SP ADR	3,408	175,512
Woodside Petroleum, Ltd.	2,311	56,559
		5,488,116
Oil & Gas Services — 0.0%
John Wood Group PLC	4,304	21,212
Packaging & Containers — 0.0%
Amcor Ltd.	4,109	46,911
Pharmaceuticals — 6.7%
Alfresa Holdings Corp.	66,800	1,670,378
AstraZeneca, PLC, SP ADR	3,070	114,757
Bayer AG	1,297	76,697
Chugai Pharmaceutical Co., Ltd.	700	46,511
CSPC Pharmaceutical Group, Ltd.	12,000	19,362
Daiichi Sankyo Co., Ltd.	916	44,184
Dr. Reddy's Laboratories, Ltd., ADR	1,755	66,883
Eisai Co., Ltd.	92	5,390
Glaxosmithkline, PLC	61,290	1,183,267
Glaxosmithkline, PLC, SP ADR	3,248	125,503
Kobayashi Pharmaceutical Co. Ltd.	471	34,879
Merck KGaA	587	56,647
Novartis AG	18,529	1,592,344
Novartis AG, SP ADR	15,677	1,342,578
Novo-Nordisk AS, SP ADR	2,422	114,319
Orion Corporation, Class B	672	21,980

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Recordati SpA	15,342	633,750
Roche Holdings AG	3,547	931,627
Roche Holdings AG, SP ADR	5,336	175,448
Sanofi	18,565	1,499,268
Sanofi, ADR	4,424	178,862
Shionogi & Co., Ltd.	227	12,377
Sinopharm Group Co., Ltd.	5,600	20,990
Sumitomo Dainippon Pharma Co. Ltd.	1,000	20,433
Takeda Pharmaceutical Co., Ltd., SP ADR	1,932	32,786
UCB SA	21	1,606
Wuxi Biologics Cayman, Inc.* (a)	18,632	176,287
		10,199,113
Pipelines — 0.1%
Enbridge, Inc.	3,425	126,280
TC Energy Corp.	1,622	78,959
		205,239
Private Equity — 0.2%
3i Group, PLC	3,463	45,972
Macquarie Korea Infrastructure Fund	15,512	155,654
Partners Group Holding AG	66	46,264
		247,890
Real Estate — 1.1%
Aeon Mall Co., Ltd.	2,300	33,749
CapitaLand, Ltd.	5,654	13,267
China Evergrande Group	7,111	18,938
China Overseas Land & Investment, Ltd.	13,605	47,139
China Resources Land Ltd.	1,714	6,972
CK Asset Holdings Ltd.	1,638	11,855
Country Garden Holdings Co., Ltd.	31,000	41,893
Country Garden Services Holdings Co., Ltd.*	79,204	162,330
Great Eagle Holdings, Ltd.	193,662	857,565
Longfor Group Holdings, Ltd.	6,500	23,945
Mitsubishi Estate Co., Ltd.	2,000	36,686
Mitsui Fudosan Co., Ltd.	2,000	48,320
REA Group Ltd.	633	38,860
Shanghai Industrial Holdings Ltd.	20,000	41,696
SM Prime Holdings, Inc.	146,659	112,135
Sun Hung Kai Properties Ltd.	472	7,472
Sunac China Holdings Ltd.	261	1,126
UOL Group, Ltd.	8,000	39,407
Vonovia SE	1,036	54,281
Wharf Real Estate Investment Co. Ltd.	3,319	22,712
Wheelock & Co., Ltd.	4,000	26,405
		1,646,753
REITS — 1.1%
Dexus	2,676	23,949
Fonciere Des Regions	362	37,974
Goodman Group	6,677	62,116
Japan Prime Realty Investment Corp.	15	64,228
Klepierre SA	900	30,639
Land Securities Group PLC	2,885	30,180

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Link	4,903	58,669
Merlin Properties Socimi SA	94,010	1,250,478
Nippon Building Fund Inc.	10	68,390
Segro, PLC	5,434	47,838
		1,674,461
Retail — 3.0%
Ace Hardware Indonesia Tbk PT	655,651	79,717
ANTA Sports Products Ltd.	561	3,455
Bidvest Group, Ltd., (The)	2,077	29,492
BK Brasil Operacao e Assessoria a Restaurantes SA	15,215	77,743
Cie Financiere Richemont SA	198	14,565
Clicks Group, Ltd.	9,034	118,254
CP ALL PCL, NVDR	151,325	382,226
FamilyMart UNY Holdings Co., Ltd.	1,300	31,221
Fast Retailing Co., Ltd.	147	84,513
Hennes & Mauritz AB	1,600	23,916
Industria de Diseno Textil SA	1,252	33,435
Lojas Renner SA	29,196	327,381
Magazine Luiza SA	3,145	156,459
Next, PLC	448	32,657
Nitori Holdings Co., Ltd.	3	356
Pan Pacific International Holdings Corp.	500	30,836
Raia Drogasil SA	13,264	233,881
Swatch Group AG, (The)	4,461	1,121,652
Titan Co., Ltd.	10,260	182,201
Tsuruha Holdings	12,400	989,795
USS Co., Ltd.	2,140	40,466
Wal-Mart de Mexico SAB de CV	116,768	328,580
Wal-Mart de Mexico SAB de CV, SP ADR	2,313	65,273
Yum China Holdings, Inc.	5,751	230,097
		4,618,171
Semiconductors — 2.7%
ASE Technology Holding Co., Ltd. ADR*	6,033	22,201
ASM Pacific Technology Ltd.	9	87
ASML Holding NV	415	78,041
Infineon Technologies AG	1,224	21,800
Mediatek, Inc.	10,000	98,342
NXP Semiconductors NV	544	47,959
Rohm Co., Ltd.	40	2,452
Samsung Electronic Co., Ltd.	20,577	732,579
Samsung Electronic Co., Ltd., GDR	1,000	890,114
SK Hynix, Inc.	2,382	130,228
SUMCO Corp.	34	371
Taiwan Semiconductor Manufacturing Co., Ltd.	110,000	812,938
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	29,630	1,136,310
Tokyo Electron, Ltd.	400	53,834
United Microelectronics Corp., SP ADR	16,362	32,233
		4,059,489
Software — 2.2%
Amadeus IT Holdings SA	10,541	804,068
CD Projekt SA*	3,139	170,499
Linx SA	6,177	54,073
Momo, Inc., SP ADR	749	20,650
NetEase, Inc., ADR	58	14,419
Nexon Co. Ltd.	2,300	34,115
Open Text Corp.	1,373	54,536
Ping An Healthcare and Technology Co. Ltd.* (a)	18,235	81,825
Playtech, PLC	192,146	982,955
SAP SE	6,970	858,612
SAP SE, SP ADR	1,120	137,850
Sea, Ltd., ADR*	7,174	204,029
		3,417,631
Telecommunications — 4.1%
America Movil SAB de CV, SP ADR	1,689	23,697
Belgacom SA	23,680	683,153
China Mobile, Ltd.	83,500	729,369
China Mobile, Ltd., SP ADR	440	19,281
Chunghwa Telecom Co., Ltd., SP ADR	4,171	148,863
Deutsche Telekom AG	5,699	95,949
Elisa OYJ	619	27,605
GDS Holdings Ltd., ADR*	2,279	74,045
Hellenic Telecommunications Organization SA	7,808	107,018

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
KDDI Corp.	62,410	1,598,504
MTN Group, Ltd.	4,952	35,057
Nice Sys Ltd., SP ADR	1,345	188,098
Nippon Telegraph & Telephone Corp. ADR	492	21,953
Nokia OYJ, SP ADR	3,479	17,569
NTT DOCOMO, Inc.	703	16,159
Orange SA, SP ADR	3,273	49,193
PLDT, Inc., SP ADR	2,300	58,190
Rogers Communications, Inc., Class B	894	47,015
Singapore Telecommunications Ltd.	16,000	37,311
SK Telecom Ltd., SP ADR	3,144	73,035
Softbank Group Corp., ADR	2,136	99,110
Swisscom AG	80	38,265
Tele2 AB	1,551	21,416
Telefonaktiebolaget LM Ericsson	136,989	1,318,066
Telefonaktiebolaget LM Ericsson, SP ADR	2,495	24,127
Telefonica SA, SP ADR	85	674
Telekomunikasi Indonesia Persero Tbk PT	475,807	130,358
Telekomunikasi Indonesia Persero Tbk PT, SP ADR	663	17,881
Telenor ASA	1,910	39,310
Turkcell Iletisim Hizmetleri AS, ADR	6,168	30,532
Vodafone Group, PLC	297,746	486,108
Vodafone Group, PLC, SP ADR	3,700	59,977
		6,316,888
Toys/Games/Hobbies — 0.0%
Bandai Namco Holdings, Inc.	500	24,480
Nintendo, Ltd., ADR	912	40,251
		64,731
Transportation — 0.3%
Canadian National Railway Co.	910	80,617
Canadian Pacific Railway, Ltd.	211	46,291
Central Japan Railway Co.	252	52,379
Deutsche Post AG	1,395	41,042
DSV AS	413	36,855
East Japan Railway Co.	991	93,898
Hankyu Hanshin Holdings, Inc.	1,000	35,868
Rumo SA*	11,339	56,031
West Japan Railway Co.	760	59,451
		502,432
Water — 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,713	19,237
United Utilities Group, PLC	92,665	935,394
		954,631
TOTAL COMMON STOCKS
(Cost $133,183,494)		129,360,985
EXCHANGE-TRADED FUNDS - 0.7%
Diversified Financial Services — 0.2%
Ishares MSCI India ETF	7,135	256,717
Other Investment Pools and Funds — 0.5%
Invesco India Exchange-Traded Fund Trust	23,070	591,746
iShares MSCI South Korea ETF	2,625	145,871
		737,617
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,001,045)		994,334
PREFERRED STOCKS - 1.6%
Auto Manufacturers — 0.1%
Bayerische Motoren Werke AG, 6.610%	722	42,723
Banks — 0.2%
Banco Bradesco SA, ADR, 2.707%	31,385	293,763
Bancolombia SA, SP ADR, 2.787%	463	21,747
Itau Unibanco Holdings, SP ADR, 7.061%	3,292	29,299
		344,809
Chemicals — 0.4%
Braskem SA, SP ADR*	876	18,939
Fuchs Petrolub SE, 2.727%	15,077	588,787
		607,726
Cosmetics/Personal Care — 0.5%
LG Household & Health Care, Ltd., 1.274%	1,220	747,289
Electric — 0.0%
Cia Energetica de Minas Gerais, SP ADR, 4.169%	8,794	32,890
Iron/Steel — 0.0%
Gerdau SA, SP ADR, 2.235%	7,353	25,588

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Semiconductors — 0.4%
Samsung Electronic Co., Ltd., 4.083%	20,744	604,461
TOTAL PREFERRED STOCKS
(Cost $2,847,829)		2,405,486
SHORT-TERM INVESTMENTS - 12.9%
First American Government Obligations Fund Class X, 2.32% (b)	19,754,839	19,754,839
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,754,839)		19,754,839
TOTAL INVESTMENTS - 99.7%
(Cost $156,787,207)		152,515,644
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		531,855
NET ASSETS - 100.0%		$153,047,499

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of May 31, 2019, total market value of Rule 144A securities is $1,552,290 and represents 1.01% of net assets.
(b)	Seven-day yield as of May 31, 2019.

ADR American Depositary Receipt

GDR Global Depositary Receipt

NVDR Non-Voting Depositary Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

SP ADR Sponsored ADR

SP GDR Sponsored GDR

The accompanying notes are an integral part of the portfolio of investments.

ALTAIR ADVISERS, LLC

NOTES TO PORTFOLIO OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying funds are valued at the Adara Smaller Companies Fund and the Aquarius International Fund (each a "Fund", collectively the "Funds") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2019, in valuing each Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
ADARA SMALLER COMPANIES FUND
Common Stocks	$268,398,771	$268,398,771	$-	$-
Short-Term Investments	17,895,075	17,895,075	–	–
Total Investments*	$286,293,846	$286,293,846	$-	$-

AQUARIUS INTERNATIONAL FUND
Common Stocks	$129,360,985	$26,164,022	$103,196,963	$-
Exchange-Traded Funds	994,334	994,334	–	–
Preferred Stocks	2,405,486	422,226	1,983,260	–
Short-Term Investments	19,754,839	19,754,839	–	–
Total Investments*	$152,515,644	$47,335,421	$105,180,223	$-

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2019, the Funds had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS—98.6%
COMMERCIAL SERVICES—4.9%
Bandwidth, Inc., Class A*	6,584	$477,801
Cardtronics PLC, Class A*	7,000	211,400
Conduent, Inc.*	84,371	750,902
FTI Consulting, Inc.*	2,197	184,372
Insperity, Inc.	5,248	597,747
Resideo Technologies, Inc.*	28,284	556,629
Vectrus, Inc.*	17,572	620,116
		3,398,967
COMMUNICATIONS—0.3%
ATN International, Inc.	3,754	219,609
CONSUMER DURABLES—3.8%
Beazer Homes USA, Inc.*	68,387	620,954
frontdoor, Inc.*	13,964	561,493
GoPro, Inc., Class A*	91,368	575,618
Taylor Morrison Home Corp., Class A*	42,524	849,204
		2,607,269
CONSUMER NON-DURABLES—4.5%
Central Garden & Pet Co., Class A*	28,123	719,105
Coca-Cola Consolidated, Inc.	1,968	594,356
Cott Corp.	49,831	648,800
Inter Parfums, Inc.	9,892	640,804
PVH Corp.	5,686	484,390
		3,087,455
CONSUMER SERVICES—4.5%
Career Education Corp.*	40,421	758,702
Everi Holdings, Inc.*	71,715	798,905
K12, Inc.*	29,804	911,108
Unifirst Corp.	4,014	637,343
		3,106,058
DISTRIBUTION SERVICES—2.6%
Core-Mark Holding Co, Inc.	26,045	960,540
World Fuel Services Corp.	28,759	838,037
		1,798,577
ELECTRONIC TECHNOLOGY—10.2%
Acacia Communications, Inc.*	12,674	590,608
Astronics Corp.*	8,900	361,963
Audiocodes Ltd.	49,677	743,168
Benchmark Electronics, Inc.	25,652	566,653
Comtech Telecommunications Corp.	29,620	626,463
EchoStar Corp., Class A*	16,549	707,966
Extreme Networks, Inc.*	89,330	502,928
Kaiser Aluminum Corp.	6,863	611,631
Kaman Corp.	3,240	180,176
Lattice Semiconductor Corp.*	60,332	772,250
ManTech International Corp., Class A	9,852	604,617
Radware Ltd.*	32,575	759,649
		7,028,072
ENERGY MINERALS—3.2%
Arch Coal, Inc., Class A	6,980	615,287
CONSOL Energy, Inc.*	22,358	586,227
Delek US Holdings, Inc.	18,375	562,459
HollyFrontier Corp.	11,100	421,578
		2,185,551

The accompanying notes are an integral part of the portfolio of investments.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
FINANCE—22.7%
Aaron's, Inc.	12,442	662,661
Alleghany Corp.*	772	512,068
Ambac Financial Group, Inc.*	38,407	583,786
Argo Group International Holdings Ltd.	8,499	599,094
Athene Holding Ltd., Class A*	11,800	479,670
Axis Capital Holdings Ltd.	10,727	639,115
Brightsphere Investment Group PLC	52,112	559,683
Cowen, Inc.*	7,923	120,033
Credit Acceptance Corp.*	977	445,893
Ellington Financial, Inc.	1,528	26,511
Employers Holdings, Inc.	5,000	207,700
Erie Indemnity Co., Class A	3,271	695,644
Essent Group Ltd.*	16,649	781,671
Evercore, Inc., Class A	2,159	166,740
H&E Equipment Services, Inc.	17,295	420,441
INTL FCStone, Inc.*	16,934	588,626
LPL Financial Holdings, Inc.	4,500	360,990
McGrath RentCorp	13,976	785,870
Mercury General Corp.	3,218	185,518
Meta Financial Group, Inc.	31,734	830,479
Mr Cooper Group, Inc.*	83,854	634,775
National General Holdings Corp.	26,242	596,218
Nelnet, Inc., Class A	9,885	585,686
NMI Holdings, Inc., Class A*	5,652	154,073
On Deck Capital, Inc.*	123,574	496,767
PennyMac Financial Services, Inc.	29,013	615,366
Radian Group, Inc.	7,184	161,281
Rent-A-Center, Inc.*	35,578	848,891
SEI Investments Co.	10,659	535,615
Third Point Reinsurance Ltd.*	63,402	644,164
Walker & Dunlop, Inc.	13,916	699,557
		15,624,586
HEALTH SERVICES—1.4%
Chemed Corp.	1,900	623,086
Triple-S Management Corp., Class B*	12,811	313,869
		936,955
HEALTH TECHNOLOGY—8.8%
Assertio Therapeutics, Inc.*	65,375	191,549
CareDx, Inc.*	1,806	57,106
Collegium Pharmaceutical, Inc.*	18,051	207,767
Cutera, Inc.*	31,595	532,376
Fluidigm Corp.*	34,537	452,089
Genomic Health, Inc.*	11,026	576,108
Horizon Therapeutics PLC*	25,762	613,908
Iveric Bio, Inc.*	11,071	15,278
Jazz Pharmaceuticals PLC*	4,256	534,341
Meridian Bioscience, Inc.*	1,456	16,453
NanoString Technologies, Inc.*	21,808	620,220
NewLink Genetics Corp.*	15,742	27,706
OraSure Technologies, Inc.*	67,063	556,623
Pacira BioSciences, Inc.*	15,477	673,404
Puma Biotechnology, Inc.*	35,244	521,259
Solid Biosciences, Inc.*	770	4,258
Veracyte, Inc.*	19,858	449,982
		6,050,427
INDUSTRIAL SERVICES—3.9%
Basic Energy Services, Inc.*	15,620	29,834
Clean Harbors, Inc.*	9,112	584,262
Comfort Systems USA, Inc.	12,801	603,951
EMCOR Group, Inc.	10,168	819,134
Great Lakes Dredge & Dock Corp.*	62,919	669,458
		2,706,639
NON-ENERGY MINERALS—2.7%
Boise Cascade Co.	26,417	586,457
Materion Corp.	12,119	732,594
Moog, Inc., Class A	6,863	565,648
		1,884,699

The accompanying notes are an integral part of the portfolio of investments.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
PROCESS INDUSTRIES—5.6%
Albany International Corp., Class A	8,198	574,434
Braskem SA, SP ADR*	29,201	631,326
CF Industries Holdings, Inc.	11,700	470,808
Cosan Ltd., Class A	70,640	892,183
Darling Ingredients, Inc.*	30,519	576,809
Resolute Forest Products, Inc.	13,545	87,094
Silgan Holdings, Inc.	20,455	592,991
		3,825,645
PRODUCER MANUFACTURING—7.7%
American Superconductor Corp.*	13,095	127,414
BMC Stock Holdings, Inc.*	31,157	624,075
Builders FirstSource, Inc.*	41,488	584,151
Carlisle Cos, Inc.	4,086	544,705
Crane Co.	7,600	581,096
DMC Global, Inc.	11,008	744,581
Installed Building Products, Inc.*	11,311	581,838
Luxfer Holdings PLC	5,695	136,509
Napco Security Technologies, Inc.*	2,413	64,475
PGT Innovations, Inc.*	45,971	687,726
TriMas Corp.*	21,221	607,982
		5,284,552
RETAIL TRADE—3.8%
America's Car-Mart, Inc.*	4,341	373,760
Cia Brasileira de Distribuicao Class A, SP ADR	31,773	701,548
Conn's, Inc.*	30,525	547,924
Lithia Motors, Inc., Class A	5,789	660,814
PCM, Inc.*	11,565	295,486
		2,579,532
TECHNOLOGY SERVICES—5.6%
Blucora, Inc.*	14,588	451,790
Dropbox, Inc., Class A*	21,420	483,235
Euronet Worldwide, Inc.*	4,006	621,090
SPS Commerce, Inc.*	6,459	658,366
Stamps.com, Inc.*	9,140	306,556
TriNet Group, Inc.*	8,621	546,399
Workiva, Inc., Class A*	14,647	814,959
		3,882,395
TRANSPORTATION—1.8%
Gol Linhas Aereas Inteligentes SA, ADR*	49,876	684,299
Grupo Aeroportuario del Centro Norte SAB de CV SP ADR	7,067	343,386
YRC Worldwide, Inc.*	48,040	204,650
		1,232,335
UTILITIES—0.6%
Pampa Energia SA, SP ADR*	15,334	387,644
TOTAL COMMON STOCKS
(Cost $70,458,780)		67,826,967
SHORT-TERM INVESTMENTS—1.4%
Fidelity Investments Money Market Funds - Government Portfolio, 2.27% (a)		974,776
TOTAL SHORT-TERM INVESTMENTS
(Cost $974,776)		974,776
TOTAL INVESTMENTS—100.0%
(Cost $71,433,556)		68,801,743
OTHER ASSETS IN EXCESS OF LIABILITIES—0.0%		29,991
NET ASSETS—100.0%		$68,831,734

*	Non-income producing security.
(a)	Seven-day yield as of May 31, 2019.

ADR - American Depositary Receipt

PLC - Public Limited Company

SP ADR - Sponsored American Depositary Receipt

The accompanying notes are an integral part of the portfolio of investments.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Bogle Investment Management Small Cap Growth Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by RBB's Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2019, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stocks	$67,826,967	$67,826,967	$-	$-
Short-Term Investments	974,776	974,776	-	-
Total Investments*	$68,801,743	$68,801,743	$-	$-

*	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

CAMPBELL ADVANTAGE FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

MUTUAL FUNDS — 11.0%	PAR	VALUE
CAMPBELL ADVANTAGE OFFSHORE LIMITED FUND	$27,500	$275,000
TOTAL MUTUAL FUNDS
(Cost $275,000)		275,000
TOTAL INVESTMENTS — 11.0%
(Cost $275,000)		275,000

OTHER ASSETS IN EXCESS OF LIABILITIES — 89.0%		2,224,674
NET ASSETS — 100.0%		$2,499,674

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL ADVANTAGE FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

Futures contracts outstanding as of May 31, 2019 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10 Year Mini Japanese Government Bond	Jun-19	10	$922,807	$(222)
3-Month Euro Euribor	Jun-20	19	21,225,967	(122)
90-DAY Bank Bill	Sep-19	7	4,855,884	92
90-Day Euro	Jun-20	20	20,000,000	2,544
90-Day Sterling	Jun-20	14	8,849,781	(237)
Amsterdam Index	Jun-19	1	223	507
Australian 10-Year Bond	Jun-19	4	277,479	942
Australian 3-Year Bond	Jun-19	13	901,807	202
CAC40 10 Euro	Jun-19	2	22	338
Canadian 10-Year Bond	Sep-19	5	369,932	789
Cocoa	Jul-19	1	10	(363)
Euro BUXL 30-Year Bond Futures	Sep-19	2	223,431	(516)
Euro Stoxx 50	Jun-19	3	34	242
Euro-Bobl	Sep-19	9	1,005,441	(569)
Euro-BTP	Sep-19	1	111,716	792
Euro-Bund	Sep-19	4	446,862	(262)
Euro-Oat	Sep-19	5	558,578	866
Euro-Schatz	Sep-19	18	2,010,881	(440)
FTSE 100 Index	Jun-19	1	13	195
Gasoline RBOB	Jul-19	1	42,000	(1,174)
Long Gilt	Sep-19	3	379,276	(977)
OMX Stockholm 30 Index	Jun-19	6	63	(89)
S&P 500 E-Mini	Jun-19	1	50	(110)
S&P/TSX 60 Index	Jun-19	2	296	174
SPI 200 Index	Jun-19	1	17	207
U.S. Treasury 10-Year Notes	Sep-19	6	600,000	1,412
U.S. Treasury 2-Year Notes	Sep-19	11	2,200,000	2,053
U.S. Treasury 5-Year Notes	Sep-19	9	900,000	2,056
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-19	3	300,000	1,182
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Sep-19	2	200,000	1,278
				$10,790

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
Cattle Feeder Futures	Aug-19	3	$(150,000)	$6,503
Coffee	Jul-19	3	(112,500)	(4,040)
Cotton No.2	Jul-19	2	(100,000)	1,239
Live Cattle	Aug-19	2	(80,000)	1,674
London Metals Exchange Aluminum	Sep-19	2	(50)	(349)
Natural Gas	Jul-19	2	(20,000)	715
Platinum	Jul-19	1	(50)	(32)
Silver	Jul-19	2	(10,000)	(475)
Soybean	Jul-19	4	(20,000)	1,976
Sugar No. 11 (World)	Jul-19	4	(448,000)	(1,020)
Wheat	Jul-19	2	(10,000)	457
				$6,648
				$17,438

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL ADVANTAGE FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

Forward foreign currency contracts outstanding as of May 31, 2019 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
USD	400,000	AUD	276,746	Jun 19 2019	UBS	$(902)
USD	600,000	CAD	443,514	Jun 19 2019	UBS	(623)
USD	150,000	CHF	149,409	Jun 19 2019	UBS	(685)
USD	750,000	EUR	836,694	Jun 19 2019	UBS	(2,552)
USD	300,000	GBP	378,623	Jun 19 2019	UBS	(1,033)
USD	4,200,000	NOK	479,197	Jun 19 2019	UBS	(1,067)
USD	350,000	NZD	228,040	Jun 19 2019	UBS	(1,028)
USD	7,800,000	SEK	818,693	Jun 19 2019	UBS	(4,764)
Total Forward Foreign Currency Contracts						$(12,654)

AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	USD	United States Dollar
GBP	British Pound

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL ADVANTAGE FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Advantage Program will be achieved by the Fund investing up to 25% of its total assets in the Campbell Advantage Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $280,110, which represented 11.21% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Mutual Funds	$275,000	$-	$275,000	$-
Commodity Contracts
Futures Contracts	12,565	12,565	-	-
Equity Contracts
Futures Contracts	1,662	1,662	-	-
Interest Rate Contracts
Futures Contracts	14,208	14,208	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	-	-	-	-
Total Assets	$303,435	$28,435	$275,000	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Mutual Funds	$-	$-	$-	$-
Commodity Contracts
Futures Contracts	(7,453)	(7,453)	-	-
Equity Contracts
Futures Contracts	(199)	(199)	-	-
Interest Rate Contracts
Futures Contracts	(3,345)	(3,345)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(12,654)	-	(12,654)	-
Total Liabilities	$(23,650)	$(10,997)	$(12,654)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31,2019, the Fund had no Level 3 transfers.

CAMPBELL ADVANTAGE FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

The following table lists the fair values of the Fund’s derivative holdings as of May 31, 2019, grouped by contract type and risk exposure category.

DERIVATIVE TYPE	COMMODITY CONTRACTS	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts (a)	$12,565	$1,662	$14,208	$-	$28,435
Forward Contracts (a)	-	-	-	-	-
Total Value - Assets	$12,565	$1,662	$14,208	$-	$28,435

Liability Derivatives
Futures Contracts (a)	$(7,453)	$(199)	$(3,345)	$-	$(10,997)
Forward Contracts (a)	-	-	-	(12,654)	(12,654)
Total Value - Liabilities	$(7,453)	$(199)	$(3,345)	$(12,654)	$(23,651)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward and futures contracts as reported in the Consolidated Portfolio of Investments.

For the period ended May 31,2019, the Fund’s quarterly average volume of derivatives was as follows:

LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS-PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS- RECEIVABLE (VALUE AT TRADE DATE)
$66,382,570	$(950,600)	$(3,623,569)	$3,610,916

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an off setting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to significant accounting policies, see the most recent Campbell Advantage Fund prospectus filed with the Securities and Exchange Commission.

CAMPBELL DYNAMIC TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

	COUPON*	MATURITY DATE	PAR	VALUE
SHORT-TERM INVESTMENTS — 78.0%
U.S. TREASURY OBLIGATIONS — 78.0%
United States Treasury Bill	2.474%	06/20/19	$2,915,000	$2,911,900
United States Treasury Bill	2.429%	07/18/19	2,570,000	2,562,643
United States Treasury Bill	2.439%	08/15/19	3,685,000	3,668,000
United States Treasury Bill	2.349%	01/02/20	2,935,000	2,896,058
United States Treasury Bill	2.279%	02/27/20	3,000,000	2,950,000
United States Treasury Bill	2.438%	09/26/19	3,545,000	3,518,940
				18,507,541
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,503,034)				18,507,541
TOTAL INVESTMENTS — 78.0%
(Cost $18,503,034)				18,507,541

OTHER ASSETS IN EXCESS OF LIABILITIES — 22.0%				5,209,184
NET ASSETS — 100.0%				$23,716,725

*	Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL DYNAMIC TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

Futures contracts outstanding as of May 31, 2019 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10 Year Mini Japanese Government Bond	Jun-19	68	$6,275,089	$27,746
3-Month Euro Euribor	Jun-20	307	85,741,736	102,499
90-DAY Bank Bill	Sep-19	182	126,252,992	94,655
90-Day Euro	Jun-20	66	16,500,000	99,532
90-Day Sterling	Jun-20	135	21,334,294	40,364
Amsterdam Index	Jun-19	5	1,117	(3,194)
Australian 10-Year Bond	Jun-19	33	2,289,203	129,512
Australian 3-Year Bond	Jun-19	119	8,255,003	97,276
Brent Crude	Sep-19	2	2,000	(14,103)
CAC40 10 Euro	Jun-19	9	101	(5,069)
Canadian 10-Year Bond	Sep-19	22	1,627,701	24,861
Cocoa	Jul-19	4	40	(122)
DAX Index	Jun-19	1	28	(16,117)
DJIA Mini E-CBOT	Jun-19	2	10	(15,529)
Euro BUXL 30-Year Bond Futures	Sep-19	6	670,294	(1,213)
Euro-Bobl	Sep-19	49	5,474,065	(2,246)
Euro-BTP	Sep-19	8	893,725	6,068
Euro-Bund	Sep-19	20	2,234,312	(3,821)
Euro-Oat	Sep-19	25	2,792,890	5,836
Euro-Schatz	Sep-19	120	13,405,874	(4,830)
Euro-Stoxx 50	Jun-19	13	145	(17,757)
FTSE 100 Index	Jun-19	4	51	(12,805)
FTSE/JSE TOP 40	Jun-19	1	1	(2,711)
FTSE/MIB Index	Jun-19	2	11	(18,092)
Gasoline RBOB	Jul-19	3	126,000	(17,622)
IBEX 35 Index	Jun-19	2	22	(1,421)
Lean Hogs	Jul-19	2	80,000	(2,546)
London Metals Exchange Aluminum	Jun-19	16	400	(29,634)
London Metals Exchange Copper	Jun-19	3	75	(47,558)
London Metals Exchange Copper	Sep-19	1	25	(9,915)
London Metals Exchange Nickel	Jun-19	4	24	(32,052)
London Metals Exchange Nickel	Sep-19	1	6	(987)
London Metals Exchange Zinc	Jun-19	7	175	(36,854)
London Metals Exchange Zinc	Sep-19	4	100	(21,057)
Long Gilt	Sep-19	10	1,264,254	3,693
Low Sulphur Gasoil G Futures	Jul-19	2	200	(11,153)
MSCI Singapore Exchange ETS	Jun-19	4	291	(2,083)
MSCI Taiwan Index	Jun-19	4	400	1,992
Nasdaq 100 E-Mini	Jun-19	2	40	(20,664)
Nikkie 225 (Osaka Securities Exchange)	Jun-19	1	5	(7,406)
OMX Stockholm 30 Index	Jun-19	28	295	(24,310)
Palladium	Sep-19	2	200	5,335
S&P 500 E-Mini	Jun-19	2	100	(17,557)
S&P/TSX 60 Index	Jun-19	6	888	(7,023)
SPI 200 Index	Jun-19	9	156	25,375
U.S. Treasury 10-Year Notes	Sep-19	22	2,200,000	26,948
U.S. Treasury 2-Year Notes	Sep-19	38	7,600,000	33,195
U.S. Treasury 5-Year Notes	Sep-19	34	3,400,000	24,385
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-19	8	800,000	27,236
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Sep-19	5	500,000	22,999
				$392,056

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL DYNAMIC TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
Cattle Feeder Futures	Aug-19	7	$(350,000)	$41,654
Coffee	Jul-19	13	(487,500)	(39,733)
Corn	Jul-19	1	(5,000)	(2,940)
Cotton No.2	Jul-19	15	(750,000)	18,825
Live Cattle	Aug-19	6	(240,000)	9,212
London Metals Exchange Aluminum	Sep-19	11	(275)	9,447
London Metals Exchange Aluminum	Jun-19	16	(400)	37,057
London Metals Exchange Copper	Jun-19	3	(75)	24,441
London Metals Exchange Copper	Sep-19	3	(75)	13,237
London Metals Exchange Nickel	Sep-19	2	(12)	1,995
London Metals Exchange Nickel	Jun-19	4	(24)	8,077
London Metals Exchange Zinc	Sep-19	4	(100)	6,212
London Metals Exchange Zinc	Jun-19	7	(175)	22,817
Natural Gas	Jul-19	5	(50,000)	8,638
Platinum	Jul-19	3	(150)	713
Russell 2000 E-Mini	Jun-19	1	(50)	1,743
Silver	Jul-19	5	(25,000)	4,953
Soybean	Jul-19	13	(65,000)	(12,875)
Sugar No. 11 (World)	Jul-19	15	(1,680,000)	(1,445)
Topix Index	Jun-19	1	(92)	2,854
Wheat	Jul-19	9	(45,000)	(22,213)
				$132,669
Total Futures Contracts				$524,725

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL DYNAMIC TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

Forward foreign currency contracts outstanding as of May 31, 2019 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	1,450,000	USD	1,029,370	Jun 19 2019	UBS	$(22,896)
CAD	1,000,000	USD	747,795	Jun 19 2019	UBS	(7,567)
CHF	350,000	USD	348,487	Jun 19 2019	UBS	1,733
EUR	1,150,000	USD	1,303,808	Jun 19 2019	UBS	(16,965)
GBP	500,000	USD	660,715	Jun 19 2019	UBS	(27,955)
JPY	297,000,000	USD	2,707,239	Jun 19 2019	UBS	37,799
NOK	14,550,000	USD	1,705,120	Jun 19 2019	UBS	(41,349)
NZD	650,000	USD	446,358	Jun 19 2019	UBS	(20,945)
SEK	19,800,000	USD	2,135,812	Jun 19 2019	UBS	(45,499)
USD	3,306,729	AUD	4,700,000	Jun 19 2019	UBS	44,365
USD	2,810,746	CAD	3,750,000	Jun 19 2019	UBS	34,894
USD	1,199,490	CHF	1,200,000	Jun 19 2019	UBS	(1,262)
USD	5,180,701	EUR	4,550,000	Jun 19 2019	UBS	89,278
USD	2,266,752	GBP	1,750,000	Jun 19 2019	UBS	52,090
USD	3,190,748	JPY	354,000,000	Jun 19 2019	UBS	(81,116)
USD	4,054,951	NOK	34,950,000	Jun 19 2019	UBS	58,470
USD	2,368,077	NZD	3,550,000	Jun 19 2019	UBS	44,668
USD	5,966,259	SEK	55,500,000	Jun 19 2019	UBS	107,048
Total Forward Foreign Currency Contracts						$204,791

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL DYNAMIC TREND FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Dynamic Trend Program will be achieved by the Fund investing up to 25% of its total assets in the Campbell Core Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $393,846, which represented 1.66% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$18,507,541	$18,507,541	$-	$-
Commodity Contracts
Futures Contracts	212,613	212,613	-	-
Equity Contracts
Futures Contracts	31,964	31,964	-	-
Interest Rate Contracts
Futures Contracts	766,805	766,805	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	470,345	-	470,345	-
Total Assets	$19,989,268	$19,518,923	$470,345	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$-	$-	$-	$-
Commodity Contracts
Futures Contracts	(302,809)	(302,809)	-	-
Equity Contracts
Futures Contracts	(171,738)	(171,738)	-	-
Interest Rate Contracts
Futures Contracts	(12,110)	(12,110)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(265,554)	-	(265,554)	-
Total Liabilities	$(752,211)	$(486,657)	$(265,554)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31,2019, the Fund had no Level 3 transfers.

CAMPBELL DYNAMIC TREND FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

The following table lists the fair values of the Fund’s derivative holdings as of May 31, 2019, grouped by contract type and risk exposure category.

DERIVATIVE TYPE	COMMODITY CONTRACTS	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts (a)	$212,613	$31,964	$766,805	$-	$1,011,382
Forward Contracts (a)	-	-	-	470,345	470,345
Total Value - Assets	$212,613	$31,964	$766,805	$470,345	$1,481,727

Liability Derivatives
Futures Contracts (a)	$(302,809)	$(171,738)	$(12,110)	$-	$(486,657)
Forward Contracts (a)	-	-	-	(265,554)	(265,554)
Total Value - Liabilities	$(302,809)	$(171,738)	$(12,110)	$(265,554)	$(752,211)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward and futures contracts as reported in the Consolidated Portfolio of Investments.

For the period ended May 31,2019, the Fund’s quarterly average volume of derivatives was as follows:

LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS-PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS- RECEIVABLE (VALUE AT TRADE DATE)
$234,424,252	$(39,137,512)	$(52,361,852)	$52,465,033

FUTURES CONTRACTS — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an off setting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

MFAM GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Common Stocks — 98.5%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc. (United States) (a)*	150,000	$10,017,000
Air Freight & Logistics — 1.4%
XPO Logistics, Inc. (United States) (a)*	124,000	6,459,160
Banks — 3.8%
Bank of Georgia Group PLC (Georgia)	263,132	5,450,066
HDFC Bank., Ltd., ADR (India)	92,000	11,422,720
		16,872,786
Beverages — 1.3%
Anheuser-Busch InBev SA/NV, SP ADR (Belgium) (a)	70,500	5,738,700
Capital Markets — 0.7%
Georgia Capital PLC (Georgia)*	263,132	3,216,878
Consumer Finance — 1.4%
Gentera SAB de CV (Mexico)	7,200,000	6,351,834
Diversified Financial Services — 1.5%
Banco Latinoamerico de Comercio Exterior SA, Class E (Panama)	343,129	6,845,424
Diversified Telecommunication Services — 1.4%
Vivendi SA (France)	225,000	6,058,475
Electronic Equipment, Instruments & Components — 2.7%
IPG Photonics Corp. (United States) (a)*	72,000	9,012,240
Lagercrantz Group AB, Class B (Sweden)	29,296	378,792
NLight, Inc. (United States) (a)*	155,000	2,896,950
		12,287,982
Equity Real Estate Investment Trusts (REITs) — 8.1%
American Tower Corp. (United States)	64,000	13,361,280
Equinix, Inc. (United States)	20,000	9,715,800
SBA Communications Corp. (United States)*	60,000	12,984,600
		36,061,680
Food & Staples Retailing — 2.1%
Costco Wholesale Corp. (United States)	40,000	9,583,200
Food Products — 1.1%
Nippon Indosari Corpindo Tbk PT (Indonesia)	54,234,800	4,996,935
Health Care Equipment & Supplies — 9.4%
Align Technologies, Inc. (United States) (a)*	40,500	11,516,175
Medtronic PLC (Ireland)	205,272	19,004,082
ResMed, Inc. (United States) (a)	102,000	11,640,240
		42,160,497
Health Care Providers & Services — 2.8%
NMC Health PLC (United Arab Emirates)	435,482	12,364,620
Hotels, Restaurants & Leisure — 4.8%
Starbucks Corp. (United States)	195,000	14,831,700
Yum China Holdings, Inc. (China) (a)	171,251	6,851,752
		21,683,452
Interactive Media & Services — 2.2%
Alphabet, Inc., Class C (United States)*	9,024	9,959,157
Internet & Direct Marketing Retail — 11.8%
Amazon.com, Inc. (United States)*	14,150	25,117,241
Ctrip.com International Ltd., ADR (China)	200,752	6,937,989
GrubHub, Inc. (United States) (a)*	50,000	3,257,500
MercadoLibre, Inc. (Argentina) (a)*	23,287	13,285,699
Zooplus AG (Germany)*	33,200	3,538,346
		52,136,775
IT Services — 7.6%
Mastercard, Inc., Class A (United States)	93,300	23,464,017
PayPal Holdings, Inc. (United States)*	94,900	10,415,275
		33,879,292

The accompanying notes are an integral part of the schedule of investments.

MFAM GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Life Sciences Tools & Services — 1.0%
Horizon Discovery Group PLC (United Kingdom)*	2,135,499	4,524,311
Machinery — 0.6%
Fanuc Corp. (Japan)	16,000	2,698,164
Media — 2.1%
System1 Group PLC (United Kingdom)	700,000	2,097,398
Tencent Holding Ltd. (China)	180,000	7,505,578
		9,602,976
Multiline Retail — 1.7%
Mitra Adiperkasa Tbk PT (Indonesia)	123,010,000	7,584,432
Real Estate Management & Development — 0.8%
Jones Lang LaSalle, Inc. (United States) (a)	30,000	3,733,500
Semiconductors & Semiconductor Equipment — 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR (Taiwan)	215,000	8,245,250
Software — 13.8%
Atlassian Corp., PLC, Class A (Australia)*	132,000	16,616,160
Douzone Bizon Co., Ltd. (South Korea)	149,798	8,235,702
Everbridge, Inc. (United States) (a)*	150,000	11,796,000
Paycom Software, Inc. (United States) (a)*	65,000	13,786,500
Splunk, Inc. (United States)*	93,300	10,635,267
		61,069,629
Trading Companies & Distributors — 4.9%
Fastenal Co. (United States) (a)	248,000	7,586,320
Watsco, Inc. (United States)	90,000	14,165,100
		21,751,420
Transportation Infrastructure — 2.2%
International Container Terminal Services, Inc. (Philippines)	3,750,000	9,777,420
Wireless Telecommunication Services — 3.3%
SoftBank Group Corp. (Japan)	160,000	14,845,205
Total Common Stocks (Cost $277,321,716)		440,506,154

Investments Purchased with Proceeds from Securities Lending Collateral — 16.7%
Mount Vernon Liquid Assets Portfolio, LLC, 2.54%	74,545,672	74,545,672
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $74,545,672)		74,545,672

Short-Term Investments — 1.4%
U.S. Bank Money Market Deposit Account, 2.38% (United States) (b)	6,421,778	6,421,778
Total Short-Term Investments (Cost $6,421,778)		6,421,778

Total Investments (Cost $358,289,166) — 116.6%		521,473,604
Liabilities in Excess of Other Assets — (16.6)%		(74,239,529)
NET ASSETS — 100.0%
(Applicable to 18,643,293 shares outstanding)		$447,234,075

*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored ADR
(a)	All or a portion of the security is on loan. At May 31, 2019, the market value of securities on loan was $72,194,399.
(b)	The rate shown is as of May 31, 2019.

The accompanying notes are an integral part of the schedule of investments.

MFAM MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Common Stocks — 98.5%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc. (United States) (a)*	90,000	$6,010,200
Air Freight & Logistics — 5.5%
C.H. Robinson Worldwide, Inc. (United States) (a)	46,000	3,662,980
XPO Logistics, Inc. (United States) (a)*	215,000	11,199,350
		14,862,330
Auto Components — 6.2%
Gentex Corp. (United States) (a)	300,000	6,408,000
LCI Industries (United States) (a)	124,670	10,331,403
		16,739,403
Automobiles — 2.2%
Thor Industries, Inc. (United States) (a)	115,000	5,938,600
Banks — 0.8%
SVB Financial Group (United States)*	10,000	2,014,000
Biotechnology — 2.2%
Ionis Pharmaceuticals, Inc. (United States) (a)*	89,100	5,844,960
Capital Markets — 1.7%
Diamond Hill Investment Group, Inc. (United States)	32,539	4,669,346
Electronic Equipment, Instruments & Components — 2.3%
IPG Photonics Corp. (United States) (a)*	49,500	6,195,915
Equity Real Estate Investment Trusts — 6.6%
SBA Communications Corp. (United States)*	55,000	11,902,550
STAG Industrial, Inc. (United States)	195,000	5,690,100
		17,592,650
Food Products — 2.0%
McCormick & Co., Inc. (United States) (a)	34,000	5,305,360
Health Care Equipment & Supplies — 18.6%
Align Technologies, Inc. (United States) (a)*	41,000	11,658,350
Cooper Companies, Inc. (The) (United States)	46,400	13,817,456
NuVasive, Inc. (United States) (a)*	81,549	4,726,580
ResMed, Inc. (United States)	99,000	11,297,880
Varian Medical Systems, Inc. (United States) (a)*	67,000	8,459,420
		49,959,686
Health Care Technology — 1.6%
Teladoc, Inc. (United States) (a)*	75,000	4,359,000
Hotels, Restaurants & Leisure — 3.0%
Texas Roadhouse, Inc. (United States) (a)	154,929	7,941,661
Household Products — 3.9%
Church & Dwight Co., Inc. (United States) (a)	141,600	10,536,456
Insurance — 3.1%
Markel Corp. (United States) (a)*	7,900	8,365,073
Internet & Direct Marketing Retail — 2.2%
GrubHub, Inc. (United States) (a)*	90,000	5,863,500
IT Services — 2.6%
Broadridge Financial Solutions, Inc. (United States) (a)	55,000	6,867,850
Leisure Products — 2.4%
Hasbro, Inc. (United States) (a)	68,615	6,528,031
Machinery — 1.5%
Proto Labs, Inc. (United States) (a)*	40,000	4,014,000
Real Estate Management & Development — 3.8%
Jones Lang LaSalle, Inc. (United States)	72,500	9,022,625
Newmark Group, Inc., Class A (United States)	137,237	1,095,151
		10,117,776
Software — 17.6%
Alarm.com Holdings, Inc. (United States) (a)*	80,000	4,664,800
Everbridge, Inc. (United States) (a)*	60,000	4,718,400

The accompanying notes are an integral part of the schedule of investments.

MFAM MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Paycom Software, Inc. (United States) (a)*	70,000	14,847,000
Paylocity Holding Corp. (United States)*	131,000	13,128,820
Splunk, Inc. (United States)*	87,000	9,917,130
		47,276,150
Specialty Retail — 1.7%
Tractor Supply Co. (United States)	44,800	4,514,944
Trading Companies & Distributors — 4.8%
Fastenal Co. (United States) (a)	193,500	5,919,165
Watsco, Inc. (United States) (a)	45,000	7,082,550
		13,001,715
Total Common Stocks (Cost $162,644,064)		264,518,606

Investments Purchased with Proceeds from Securities Lending Collateral — 33.2%
Mount Vernon Liquid Assets Portfolio, LLC, 2.54%	89,221,873	89,221,873
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $89,221,873)		89,221,873

Short-Term Investments — 1.6%
U.S. Bank Money Market Deposit Account, 2.38% (United States) (b)	4,274,307	4,274,307
Total Short-Term Investments (Cost $4,274,307)		4,274,307

Total Investments (Cost $256,140,244) — 133.3%		358,014,786
Liabilities in Excess of Other Assets — (33.3)%		(89,523,617)
NET ASSETS — 100.0%
(Applicable to 11,507,936 shares outstanding)		$268,491,169

*	Non-income producing security.
(a)	All or a portion of the security is on loan. At May 31, 2019, the market value of securities on loan was $86,271,499.
(b)	The rate shown is as of May 31, 2019.

The accompanying notes are an integral part of the schedule of investments.

MFAM EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Common Stocks — 97.1%
Banks — 10.1%
Bank of Georgia Group PLC (Georgia)	30,000	$621,369
Credicorp Ltd. (Peru)	5,000	1,119,000
HDFC Bank., Ltd., ADR (India)	13,350	1,657,536
		3,397,905
Beverages — 0.3%
Coca-Cola Icecek AS (Turkey)	20,000	93,609
Capital Markets — 1.1%
Georgia Capital PLC (Georgia)*	30,000	366,760
Consumer Finance — 3.6%
Gentera SAB de CV (Mexico)	1,350,000	1,190,969
Diversified Financial Services — 2.1%
Banco Latinoamerico de Comercio Exterior SA, Class E (Panama)	35,900	716,205
Diversified Telecommunication Services — 1.9%
Telkom SA SOC Ltd. (South Africa)	100,000	632,065
Food & Staples Retailing — 1.4%
CP ALL PCL, NVDR (Thailand)	190,000	479,914
Food Products — 2.8%
Nippon Indosari Corpindo Tbk PT (Indonesia)	10,022,700	923,444
Health Care Equipment & Supplies — 5.7%
Top Glove Corp., Bhd (Malaysia)	1,600,000	1,926,217
Health Care Providers & Services — 9.4%
Georgia Healthcare Group PLC (Georgia) (a)*	90,000	284,457
NMC Health PLC (United Arab Emirates)	50,000	1,419,648
Odontoprev SA (Brazil)	350,000	1,453,892
		3,157,997
Hotels, Restaurants & Leisure — 5.2%
Yum China Holdings, Inc. (China)	43,500	1,740,435
Interactive Media & Services — 1.4%
Baidu, Inc., SP ADR (China)*	4,250	467,500
Internet & Direct Marketing Retail — 15.1%
Alibaba Group Holding Ltd., SP ADR (China) (b)*	7,200	1,074,672
Ctrip.com International Ltd., ADR (China) (b)	33,300	1,150,848
MercadoLibre, Inc. (Argentina) (b)*	5,000	2,852,600
		5,078,120
Media — 5.7%
Tencent Holding Ltd. (China)	45,600	1,901,413
Multiline Retail — 4.3%
Mitra Adiperkasa Tbk PT (Indonesia)	23,420,000	1,444,008
Real Estate Management & Development — 0.7%
Lippo Karawaci Tbk PT (Indonesia)	10,000,000	225,343
Semiconductors & Semiconductor Equipment — 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR (Taiwan)	27,500	1,054,625
Software — 6.2%
Douzone Bizon Co., Ltd. (South Korea)	38,000	2,089,191
Transportation Infrastructure — 12.5%
DP World Ltd., PLC (United Arab Emirates)	42,000	718,620
Grupo Aeroportuario del Pacifico SAB de CV, ADR (Mexico)	9,500	929,860
Grupo Aeroportuario del Sureste SAB de CV, ADR (Mexico)	5,400	856,332
International Container Terminal Services, Inc. (Philippines)	645,000	1,681,716
		4,186,528

The accompanying notes are an integral part of the schedule of investments.

MFAM EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Wireless Telecommunication Services — 4.5%
Safaricom Ltd., PLC (Kenya)	4,000,000	1,084,980
Vodacom Group Ltd. (South Africa)	50,000	408,030
		1,493,010
Total Common Stocks (Cost $24,584,695)		32,565,258

Investments Purchased with Proceeds from Securities Lending Collateral — 15.1%
Mount Vernon Liquid Assets Portfolio, LLC, 2.54%	5,084,994	5,084,994
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $5,084,994)		5,084,994

Short-Term Investments — 2.8%
U.S. Bank Money Market Deposit Account, 2.38% (United States) (c)	924,276	924,276
Total Short-Term Investments (Cost $924,276)		924,276

Total Investments (Cost $30,593,965) — 115.0%		38,574,528
Liabilities in Excess of Other Assets — (15.0)%		(5,040,835)
NET ASSETS — 100.0%
(Applicable to 2,381,785 shares outstanding)		$33,533,693

*	Non-income producing security.
ADR	American Depositary Receipt
NVDR	Non-Voting Depository Receipt
PLC	Public Limited Company
SP ADR	Sponsored ADR
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of May 31, 2019, the total market value of Rule 144A securities was $284,457 and represents 0.9% of net assets.
(b)	All or a portion of the security is on loan. At May 31,2019, the market value of securities on loan was $4,924,799.
(c)	The rate shown is as of May 31, 2019.

The accompanying notes are an integral part of the schedule of investments.

MFAM FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS

May 31, 2019

(UNAUDITED)

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Funds' investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
GLOBAL OPPORTUNITIES FUND
Common Stocks	$440,506,154	$378,445,241	$62,060,913	$-	$-
Investments Purchased with Proceeds From Securities Lending Collateral	74,545,672	-	-	-	74,545,672
Short-Term Investments	6,421,778	6,421,778	-	-	-
Total Investments*	$521,473,604	$384,867,019	$62,060,913	$-	$74,545,672

MID-CAP GROWTH FUND
Common Stocks	$264,518,606	$264,518,606	$-	$-	$-
Investments Purchased with Proceeds From Securities Lending Collateral	89,221,873	-	-	-	89,221,873
Short-Term Investments	4,274,307	4,274,307	-	-	-
Total Investments*	$358,014,786	$268,792,913	$-	$-	$89,221,873

EMERGING MARKETS FUND
Common Stocks	$32,565,258	$22,768,459	$9,796,799	$-	$-
Investments Purchased with Proceeds From Securities Lending Collateral	5,084,994	-	-	-	5,084,994
Short-Term Investments	924,276	924,276	-	-	-
Total Investments*	$38,574,528	$23,692,735	$9,796,799	$-	$5,084,994

*	Please refer to Schedule of Investments for further details.
^	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2019, the Funds had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

MOTLEY FOOL 100 INDEX ETF

SCHEDULE OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Common Stocks — 99.8%
Aerospace & Defense — 2.0%
Boeing Co. (The) (United States)	9,089	$3,104,893
TransDigm Group, Inc. (United States)*	828	365,107
		3,470,000
Air Freight & Logistics — 0.4%
FedEx Corp. (United States)	4,332	668,341
Airlines — 0.6%
Delta Air Lines, Inc. (United States) (a)	10,960	564,440
Southwest Airlines Co. (United States)	8,948	425,925
		990,365
Automobiles — 0.6%
Ford Motor Co. (United States)	63,490	604,425
Tesla, Inc. (United States) (a)*	2,743	507,894
		1,112,319
Beverages — 0.4%
Monster Beverage Corp. (United States)*	9,946	615,260
Biotechnology — 4.5%
AbbVie, Inc. (United States)	24,676	1,892,896
Amgen, Inc. (United States)	10,310	1,718,677
Biogen, Inc. (United States)*	4,512	989,436
BioMarin Pharmaceutical, Inc. (United States)*	2,883	237,098
Celgene Corp. (United States)*	10,806	1,013,495
Gilead Sciences, Inc. (United States)	21,043	1,309,927
Vertex Pharmaceuticals, Inc. (United States)*	4,287	712,413
		7,873,942
Capital Markets — 2.6%
BlackRock, Inc. (United States)	2,674	1,111,207
Charles Schwab Corp. (The) (United States)	23,439	975,297
CME Group, Inc. (United States)	6,103	1,172,508
Intercontinental Exchange, Inc. (United States)	9,208	756,990
Moody's Corp. (United States)	3,046	557,053
		4,573,055
Chemicals — 0.9%
Ecolab, Inc. (United States)	4,665	858,780
Sherwin-Williams Co. (The) (United States)	1,482	621,625
		1,480,405
Commercial Services & Supplies — 0.2%
Cintas Corp. (United States)	1,769	392,417
Communications Equipment — 0.2%
Arista Networks, Inc. (United States)*	1,158	283,235
Consumer Finance — 1.2%
American Express Co. (United States)	14,427	1,654,921
Synchrony Financial (United States)	12,094	406,721
		2,061,642
Diversified Financial Services — 4.7%
Berkshire Hathaway, Inc., Class B (United States)*	41,745	8,241,298
Electric Utilities — 0.9%
NextEra Energy, Inc. (United States) (a)	7,822	1,550,399
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc. (United States)	13,482	388,821
Entertainment — 3.9%
Activision Blizzard, Inc. (United States)	12,423	538,786
Electronic Arts, Inc. (United States)*	4,893	455,440
Netflix, Inc. (United States)*	7,306	2,508,004
Walt Disney Co. (The) (United States)	25,003	3,301,396
		6,803,626
Equity Real Estate Investment Trusts (REITs) — 1.9%
Alexandria Real Estate Equities, Inc. (United States)	1,714	250,947
American Tower Corp. (United States)	7,025	1,466,609
Crown Castle International Corp. (United States)	6,677	868,077
Equinix, Inc. (United States)	1,334	648,044
		3,233,677
Food & Staples Retailing — 1.0%
Costco Wholesale Corp. (United States)	7,076	1,695,268
Food Products — 0.2%
McCormick & Co., Inc. (United States) (a)	2,035	317,541
Health Care Equipment & Supplies — 1.5%
Align Technologies, Inc. (United States)*	1,173	333,542
Becton Dickinson and Co. (United States)	4,331	1,011,029
IDEXX Laboratories, Inc. (United States)*	1,405	350,927

The accompanying notes are an integral part of the schedule of investments.

MOTLEY FOOL 100 INDEX ETF

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Intuitive Surgical, Inc. (United States)*	1,873	870,664
		2,566,162
Health Care Providers & Services — 3.6%
CVS Health Corp. (United States) (a)	22,620	1,184,609
HCA Healthcare, Inc. (United States)	5,906	714,390
McKesson Corp. (United States) (a)	3,259	398,054
UnitedHealth Group, Inc. (United States)	16,331	3,948,836
		6,245,889
Health Care Technology — 0.4%
Cerner Corp. (United States)	5,168	361,605
Veeva Systems, Inc., Class A (United States)*	2,273	350,701
		712,306
Hotels, Restaurants & Leisure — 1.4%
Chipotle Mexican Grill, Inc. (United States)*	421	277,847
Marriott International, Inc., Class A (United States)	5,592	698,105
Starbucks Corp. (United States) (a)	19,647	1,494,351
		2,470,303
Industrial Conglomerates — 1.2%
3M Co. (United States)	9,476	1,513,791
Roper Technologies, Inc. (United States)	1,632	561,277
		2,075,068
Insurance — 0.4%
Aflac, Inc. (United States)	12,192	625,450
Interactive Media & Services — 12.2%
Alphabet, Inc., Class C (United States)*	11,593	12,794,382
Facebook, Inc., Class A (United States)*	45,274	8,034,777
Twitter, Inc. (United States)*	12,097	440,815
		21,269,974
Internet & Direct Marketing Retail — 9.6%
Altaba, Inc. (United States)*	9,351	553,580
Amazon.com, Inc. (United States)*	7,925	14,067,430
Booking Holdings, Inc. (United States)*	746	1,235,540
eBay, Inc. (United States)	14,742	529,680
Expedia, Inc. (United States)	2,478	284,970
		16,671,200
IT Services — 7.6%
Cognizant Technology Solutions Corp., Class A (United States)	9,437	584,434
Mastercard, Inc., Class A (United States)	16,513	4,152,854
PayPal Holdings, Inc. (United States)*	18,591	2,040,362
Square, Inc., Class A (United States)*	6,941	429,995
Twilio, Inc., Class A (United States)*	2,068	272,955
Visa, Inc., Class A (United States) (a)	35,983	5,805,138
		13,285,738
Life Sciences Tools & Services — 0.4%
Illumina, Inc. (United States) (a)*	2,410	739,653
Machinery — 0.2%
Cummins, Inc. (United States)	2,584	389,564
Media — 0.4%
Discovery, Inc., Class A (United States) (a)*	11,725	319,623
Sirius XM Holdings, Inc. (United States) (a)	83,599	443,911
		763,534
Metals & Mining — 0.1%
Nucor Corp. (United States)	5,213	250,224
Oil, Gas & Consumable Fuels — 0.4%
Kinder Morgan, Inc. (United States)	36,816	734,479
Pharmaceuticals — 3.3%
Johnson & Johnson (United States)	43,152	5,659,385
Professional Services — 0.2%
CoStar Group, Inc. (United States)*	583	297,120
Road & Rail — 1.1%
Union Pacific Corp. (United States)	11,783	1,965,169
Semiconductors & Semiconductor Equipment — 2.3%
Applied Materials, Inc. (United States)	15,847	613,120
Broadcom, Inc. (United States)	6,382	1,605,966
Lam Research Corp. (United States)	2,529	441,589
NVIDIA Corp. (United States)	9,410	1,274,679
		3,935,354
Software — 13.9%
Adobe Systems, Inc. (United States)*	7,811	2,116,000
Intuit, Inc. (United States)	4,217	1,032,533
Microsoft Corp. (United States)	126,575	15,654,796
Palo Alto Networks, Inc. (United States) (a)*	1,496	299,409
Salesforce.com, Inc. (United States) (a)*	13,064	1,978,020
ServiceNow, Inc. (United States)*	2,910	762,216
Splunk, Inc. (United States)*	2,513	286,457
SS&C Technologies Holdings, Inc. (United States)	4,109	228,666
VMware, Inc., Class A (United States) (a)*	6,882	1,217,976
Workday, Inc., Class A (United States)*	3,558	726,259
		24,302,332

The accompanying notes are an integral part of the schedule of investments.

MOTLEY FOOL 100 INDEX ETF

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Specialty Retail — 3.6%
AutoZone, Inc. (United States)*	394	404,681
Home Depot, Inc. (The) (United States)	17,844	3,387,683
Lowe's Cos, Inc. (United States)	12,327	1,149,863
TJX Cos, Inc. (The) (United States)	19,783	994,887
Ulta Beauty, Inc. (United States)*	947	315,711
		6,252,825
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc. (United States)	77,281	13,529,585
Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B (United States)	27,039	2,085,788
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. (United States)*	15,018	1,102,922
Total Common Stocks (Cost $164,362,686)		173,681,635

Investments Purchased with Proceeds from Securities Lending Collateral — 7.0%
Mount Vernon Liquid Assets Portfolio, LLC, 2.54%	12,216,287	12,216,287
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $12,216,287)		12,216,287

Short-Term Investments — 0.1%
First American Treasury Obligations Fund Class X, 2.33% (United States) (b)	202,605	202,605
Total Short-Term Investments (Cost $202,605)		202,605

Total Investments (Cost $176,781,578) — 106.9%		186,100,527
Liabilities in Excess of Other Assets — (6.9)%		(12,067,238)
NET ASSETS — 100.0%
(Applicable to 8,325,000 shares outstanding)		$174,033,289

*	Non-income producing security.
(a)	All or a portion of the security is on loan. At May 31, 2019, the market value of securities on loan was $11,802,994.
(b)	The rate shown is as of May 31, 2019.

The accompanying notes are an integral part of the schedule of investments.

MFAM SMALL-CAP GROWTH ETF

SCHEDULE OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Common Stocks — 99.3%
Aerospace & Defense — 2.9%
Axon Enterprise, Inc. (United States) (a)*	30,048	$2,006,605
Auto Components — 2.8%
Fox Factory Holding Corp. (United States)*	28,877	1,935,336
Biotechnology — 13.1%
Akcea Therapeutics, Inc. (United States) (a)*	64,625	1,359,710
Editas Medicine, Inc. (United States)*	36,253	744,999
Ionis Pharmaceuticals, Inc. (United States)*	39,625	2,599,400
Miragen Therapeutics, Inc. (United States)*	179,750	426,008
Spark Therapeutics, Inc. (United States)*	36,648	3,994,632
		9,124,749
Building Products — 3.2%
Trex Co, Inc. (United States)*	36,758	2,198,864
Electronic Equipment, Instruments & Components — 4.9%
NLight, Inc. (United States) (a)*	182,875	3,417,934
Equity Real Estate Investment Trusts — 3.0%
STAG Industrial, Inc. (United States)	71,500	2,086,370
Health Care Equipment & Supplies — 9.2%
Globus Medical, Inc., Class A (United States)*	38,131	1,498,548
iRhythm Technologies, Inc. (United States)*	33,289	2,278,965
Penumbra, Inc. (United States) (a)*	18,375	2,622,113
		6,399,626
Health Care Providers & Services — 5.0%
BioTelemetry, Inc. (United States)*	30,518	1,460,591
HealthEquity, Inc. (United States)*	31,205	2,039,559
		3,500,150
Health Care Technology — 3.7%
Teladoc, Inc. (United States) (a)*	44,375	2,579,075
Hotels, Restaurants & Leisure — 3.8%
Shake Shack, Inc., Class A (United States) (a)*	43,250	2,653,387
Insurance — 1.9%
Goosehead Insurance, Inc., Class A (United States)	35,858	1,313,479
Internet & Direct Marketing Retail — 3.3%
GrubHub, Inc. (United States) (a)*	35,000	2,280,250
Machinery — 4.9%
John Bean Technologies Corp. (United States)	18,000	1,845,900
Proto Labs, Inc. (United States)*	15,796	1,585,129
		3,431,029
Real Estate Management & Development — 6.9%
Jones Lang LaSalle, Inc. (United States) (a)	18,875	2,348,993
Newmark Group, Inc., Class A (United States)	302,662	2,415,243
		4,764,236

The accompanying notes are an integral part of the schedule of investments.

MFAM SMALL-CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Road & Rail — 2.5%
Landstar System, Inc. (United States)	18,125	1,744,531
Software — 23.9%
Alarm.com Holdings, Inc. (United States)*	30,433	1,774,548
Everbridge, Inc. (United States) (a)*	50,006	3,932,472
Paylocity Holding Corp. (United States)*	46,875	4,697,812
Q2 Holdings, Inc. (United States)*	35,750	2,618,330
Smartsheet, Inc., Class A (United States)*	53,174	2,285,419
Zuora, Inc., Class A (United States)*	90,500	1,266,095
		16,574,676
Trading Companies & Distributors — 4.3%
Watsco, Inc. (United States)	19,000	2,990,410
Total Common Stocks (Cost $64,974,688)		69,000,707

Investments Purchased with Proceeds from Securities Lending Collateral — 23.6%
Mount Vernon Liquid Assets Portfolio, LLC, 2.54%	16,413,761	16,413,761
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $16,413,761)		16,413,761

Short-Term Investments — 0.7%
First American Treasury Obligations Fund Class X, 2.33% (United States) (b)	461,230	461,230
Total Short-Term Investments (Cost $461,230)		461,230

Total Investments (Cost $81,849,679) — 123.6%		85,875,698
Liabilities in Excess of Other Assets — (23.6)%		(16,398,542)
NET ASSETS — 100.0%
(Applicable to 3,125,000 shares outstanding)		$69,477,156

*	Non-income producing security.
(a)	All or a portion of the security is on loan. At May 31, 2019, the market value of securities on loan was $15,800,679.
(b)	The rate shown is as of May 31, 2019.

The accompanying notes are an integral part of the schedule of investments.

MOTLEY FOOL ETFS

NOTES TO THE SCHEDULE OF INVESTMENTS

May 31, 2019

(UNAUDITED)

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2019, in valuing the Funds' investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
FOOL 100 FUND
Common Stocks	$173,681,635	$173,681,635	$-	$-	$-
Investments Purchased with Proceeds From Securities Lending Collateral	12,216,287	-	-	-	12,216,287
Short-Term Investments	202,605	202,605	-	-	-
Total Investments*	$186,100,527	$173,884,240	$-	$-	$12,216,287

SMALL-CAP GROWTH FUND
Common Stocks	$69,000,707	$69,000,707	$-	$-	$-
Investments Purchased with Proceeds From Securities Lending Collateral	16,413,761	-	-	-	16,413,761
Short-Term Investments	461,230	461,230	-	-	-
Total Investments*	$85,875,698	$69,461,937	$-	$-	$16,413,761

*	Please refer to Schedule of Investments for further details.
^	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers in and out of each level is disclosed when a Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2019, the Funds had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 4.6%
Energy - 2.7%
Buckeye Partners LP (a)	110,000	$4,483,600
Energy Transfer Equity LP (a)	195,000	2,679,300
		7,162,900

Financials - 0.3%
Weyerhaeuser Co.	40,000	912,000
Real Estate - 1.6%
American Finance Trust, Inc.	70,000	732,200
Brookfield Property Partners LP	170,000	3,141,600
Summit Industrial Income REIT (b)	50,000	471,293
		4,345,093

TOTAL COMMON STOCKS		12,419,993
(Cost $12,375,882)

REITS - 58.4%
Financials - 28.0%
AGNC Investment Corp. - Series C, 7.00% (3 Month LIBOR USD + 5.11%) (a)(c)	58,526	1,508,215
AGNC Investment Corp. - Series D, 6.88% (3 Month LIBOR USD + 4.33%) (c)	65,000	1,643,850
Annaly Capital Management, Inc. - Series F, 6.95% (3 Month LIBOR USD + 4.99%) (a)(c)	164,481	4,136,697
Annaly Capital Management, Inc. - Series G, 6.50% (3 Month LIBOR USD + 4.17%) (c)	34,270	830,705
Apollo Commercial Real Estate Finance, Inc.	319,939	5,880,479
Arbor Realty Trust, Inc. (a)	266,685	3,282,892
ARMOUR Residential REIT, Inc. - Series B, 7.88%	88,337	2,188,991
Blackstone Mortgage Trust, Inc.	50,000	1,763,000
Cherry Hill Mortgage Investment Corp.	2,491	40,603
Chimera Investment Corp. - Series A, 8.00% (a)	106,825	2,693,058
Chimera Investment Corp. - Series B, 8.00% (3 Month LIBOR USD + 5.80%) (a)(c)	121,888	3,091,080
Chimera Investment Corp. - Series C, 7.75% (3 Month LIBOR USD + 4.74%) (c)	135,468	3,355,542
Chimera Investment Corp. - Series D, 8.00% (3 Month LIBOR USD + 5.38%) (a)(c)	176,447	4,441,171
Colony Credit Real Estate, Inc.	100,422	1,527,419
CorEnergy Infrastructure Trust, Inc.	33,150	1,279,259
Exantas Capital Corp.	72,448	789,683
Exantas Capital Corp., 8.63% (3 Month LIBOR USD + 5.93%) (c)	60,000	1,559,400
Granite Point Mortgage Trust, Inc.	198,771	3,695,153
Invesco Mortgage Capital, Inc. - Series C, 7.50% (3 Month LIBOR USD + 5.29%) (c)	117,639	2,991,560
KKR Real Estate Finance Trust, Inc.	50,000	989,000
Ladder Capital Corp.	93,257	1,482,786
National Retail Properties, Inc. - Series E, 5.70%	2,965	75,341
New Residential Investment Corp.	235,000	3,583,750
New York Mortgage Trust, Inc. - Series D, 8.00% (3 Month LIBOR USD + 5.70%) (c)	13,819	338,842
PennyMac Mortgage Investment Trust - Series A, 8.13% (3 Month LIBOR USD + 5.83%) (a)(c)	88,379	2,251,897
PennyMac Mortgage Investment Trust - Series B, 8.00% (3 Month LIBOR USD + 5.99%) (a)(c)	162,406	4,131,609

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Ready Capital Corp.	60,137	876,196
Realty Income Corp.	27,000	1,892,160
Redwood Trust, Inc.	18,000	286,740
RLJ Lodging Trust	15,906	273,106
Starwood Property Trust, Inc.	167,500	3,693,375
TPG RE Finance Trust, Inc.	136,200	2,610,954
Two Harbors Investment Corp. - Series A, 8.13% (3 Month LIBOR USD + 5.66%) (a)(c)	77,466	2,083,835
Two Harbors Investment Corp. - Series B, 7.63% (3 Month LIBOR USD + 5.35%) (c)	2,700	68,499
Two Harbors Investment Corp. - Series C, 7.25% (3 Month LIBOR USD + 5.01%) (a)(c)	77,619	1,917,189
Two Harbors Investment Corp. - Series D, 7.75%	5,500	137,940
Two Harbors Investment Corp. - Series E, 7.50% (a)	93,366	2,267,860
Western Asset Mortgage Capital Corp.	15,000	145,350
		75,805,186

Real Estate - 30.4%
American Homes 4 Rent - Series D, 6.50%	29,399	792,303
American Homes 4 Rent - Series E, 6.35%	16,181	433,327
American Homes 4 Rent - Series F, 5.88%	5,100	125,766
American Homes 4 Rent - Series G, 5.88%	5,191	131,280
American Homes 4 Rent - Series H, 6.25%	19,659	507,595
Ashford Hospitality Trust, Inc. - Series D, 8.45% (a)	31,700	810,252
Ashford Hospitality Trust, Inc. - Series F, 7.38% (a)	121,412	2,878,679
Ashford Hospitality Trust, Inc. - Series H, 7.50%	174,975	4,066,419
Ashford Hospitality Trust, Inc. - Series I, 7.50% (a)	173,340	4,016,288
Bluerock Residential Growth REIT, Inc. (a)	125,000	1,430,000
Bluerock Residential Growth REIT, Inc. - Series C, 7.63%	6,174	160,280
Bluerock Residential Growth REIT, Inc. - Series D, 7.13%	53,100	1,344,450
Braemar Hotels & Resorts, Inc.	5,000	52,200
Braemar Hotels & Resorts, Inc. - Series D, 8.25%	34,700	878,951
CBL & Associates Properties, Inc. - Series D, 7.38% (a)	35,000	298,200
City Office REIT, Inc. (a)	140,000	1,650,600
City Office REIT, Inc. - Series A, 6.63%	61,600	1,570,184
Colony Capital, Inc.	245,000	1,271,550
Colony Capital, Inc. - Series B, 8.25%	30,000	725,700
Colony Capital, Inc. - Series E, 8.75% (a)	171,865	4,210,692
Colony Capital, Inc. - Series G, 7.50%	58,007	1,250,051
Colony Capital, Inc. - Series H, 7.13% (a)	163,222	3,391,753
Colony Capital, Inc. - Series I, 7.15% (a)	120,800	2,544,048
Colony Capital, Inc. - Series J, 7.13%	131,048	2,720,556
Digital Realty Trust, Inc. - Series G, 5.88%	6,600	166,716
Digital Realty Trust, Inc. - Series K, 5.85%	50,000	1,291,000
Global Medical REIT, Inc. - Series A, 7.50% (a)	10,000	260,200
Global Net Lease, Inc.	100,000	1,841,000
Global Net Lease, Inc. - Series A, 7.25% (a)	117,780	3,017,524
Hersha Hospitality Trust - Series E, 6.50% (a)	83,583	2,026,052
Independence Realty Trust, Inc. (a)	75,030	823,829
Investors Real Estate Trust - Series C, 6.63% (a)	67,500	1,719,225
Iron Mountain, Inc.	35,000	1,072,750
iStar, Inc. - Series D, 8.00% (a)	103,258	2,654,763
iStar, Inc. - Series I, 7.50%	55,000	1,408,000
Jernigan Capital, Inc. - Series B, 7.00%	25,484	662,839
Kimco Realty Corp. - Series K, 5.63%	567	14,345
Kimco Realty Corp. - Series L, 5.13%	5,000	117,150
Kimco Realty Corp. - Series M, 5.25%	5,602	133,328
Monmouth Real Estate Investment Corp. - Series C, 6.13%	47,202	1,147,009
National Retail Properties, Inc. - Series F, 5.20%	6,617	161,653
National Storage Affiliates Trust - Series A, 6.00%	100,000	2,552,000
Office Properties Income Trust, 5.88%	16,200	405,324
Pebblebrook Hotel Trust - Series C, 6.50%	10,282	261,163

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Pebblebrook Hotel Trust - Series D, 6.38%	6,144	161,894
Pebblebrook Hotel Trust - Series E, 6.38%	46,780	1,182,131
Pennsylvania Real Estate Investment Trust	257,400	1,649,934
Pennsylvania Real Estate Investment Trust - Series B, 7.38%	2,548	56,846
Pennsylvania Real Estate Investment Trust - Series C, 7.20%	18,430	400,115
Preferred Apartment Communities, Inc.	5,000	78,500
QTS Realty Trust, Inc. - Series A, 7.13%	88,528	2,292,875
QTS Realty Trust, Inc. - Series B, 6.50%	10,085	1,120,847
Rexford Industrial Realty, Inc. - Series A, 5.88%	800	20,212
Rexford Industrial Realty, Inc. - Series B, 5.88%	2,600	65,026
RLJ Lodging Trust - Series A, 1.95%	177,477	4,577,132
Sabra Health Care REIT, Inc.	30,000	578,700
Seritage Growth Properties - Series A, 7.00%	56,000	1,355,200
SL Green Realty Corp. - Series I, 6.50%	3,400	88,536
Spirit Realty Capital, Inc. - Series A, 6.00%	3,000	74,430
Summit Hotel Properties, Inc. - Series E, 6.25%	45,125	1,110,075
UMH Properties, Inc. - Series C, 6.75%	70,300	1,749,767
UMH Properties, Inc. - Series D, 6.38% (a)	73,964	1,769,959
VEREIT, Inc.	85,000	754,800
Vornado Realty Trust - Series M, 5.25%	13,018	311,651
Washington Prime Group, Inc.	745,000	3,054,500
Washington Prime Group, Inc. - Series H, 7.50%	27,975	551,387
WPT Industrial Real Estate Investment Trust (b)	12,300	167,262
		82,168,773

TOTAL REITS		157,973,959
(Cost $153,009,991)

PREFERRED STOCKS - 29.1%
Consumer Discretionary - 1.1%
Ford Motor Co., 6.20%	120,000	3,000,000
Energy - 8.7%
DCP Midstream LP - Series B, 7.88% (3 Month LIBOR USD + 4.92%) (a)(c)	95,000	2,275,250
DCP Midstream LP - Series C, 7.95% (3 Month LIBOR USD + 4.88%) (c)	4,800	119,280
Energy Transfer Partners LP - Series C, 7.38% (3 Month LIBOR USD + 4.53%) (a)(c)	149,605	3,491,781
Energy Transfer Partners LP - Series D, 7.63% (3 Month LIBOR USD + 4.74%) (a)(c)	181,118	4,363,133
Energy Transfer Partners LP - Series E, 7.60% (3 Month LIBOR USD + 5.16%) (c)	36,500	900,090
GasLog Partners LP - Series A, 8.63% (3 Month LIBOR USD + 6.31%) (a)(c)	41,500	1,027,125
GasLog Partners LP - Series B, 8.20% (3 Month LIBOR USD + 5.84%) (a)(c)	46,000	1,088,820
GasLog Partners LP - Series C, 8.50% (3 Month LIBOR USD + 5.32%) (c)	25,000	608,250
NGL Energy Partners LP - Series B, 9.00% (3 Month LIBOR USD + 7.21%) (c)	99,760	2,320,417
NuStar Energy LP - Series A, 8.50% (3 Month LIBOR USD + 6.77%) (a)(c)	60,000	1,371,000
NuStar Energy LP - Series B, 7.63% (3 Month LIBOR USD + 5.64%) (a)(c)	25,000	502,000
NuStar Energy LP - Series C, 9.00% (3 Month LIBOR USD + 6.88%) (a)(c)	50,000	1,172,500
Teekay LNG Partners LP - Series B, 8.50% (3 Month LIBOR USD + 6.24%) (a)(c)	105,673	2,567,854
Tsakos Energy Navigation Ltd. - Series E, 9.25% (3 Month LIBOR USD + 6.88%) (c)	26,300	542,569
Tsakos Energy Navigation Ltd. - Series F (T-BILL 1MO + 6.54%) (c)	59,256	1,252,079
		23,602,148

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Financials - 11.5%
Affiliated Managers Group, Inc., 5.88%	65,000	1,667,250
AG Mortgage Investment Trust, Inc. - Series A, 8.25%	11,000	282,150
AG Mortgage Investment Trust, Inc. - Series B, 8.00%	41,819	1,089,385
AGNC Investment Corp. - Series B, 7.75% (a)	60,491	1,560,063
American International Group, Inc. - Series A, 5.85%	21,920	577,592
Annaly Capital Management, Inc. - Series C, 7.63%	17,082	430,466
Annaly Capital Management, Inc. - Series D, 7.50%	37,684	947,376
Apollo Commercial Real Estate Finance, Inc. - Series C, 8.00% (a)	150,695	3,800,528
Arbor Realty Trust, Inc. - Series A, 8.25%	24,800	642,692
Arbor Realty Trust, Inc. - Series B, 7.75%	18,323	462,106
Arbor Realty Trust, Inc. - Series C, 8.50% (a)	28,000	725,900
Capstead Mortgage Corp. - Series E, 7.50%	45,293	1,153,613
Carlyle Group LP - Series A, 5.88%	52,452	1,228,426
Cowen, Inc., 7.35%	40,000	1,018,000
GMAC Capital Trust I - Series 2, 8.30% (3 Month LIBOR USD + 5.79%) (c)	104,000	2,685,280
Invesco Mortgage Capital, Inc. - Series A, 7.75% (a)	77,700	2,014,761
Invesco Mortgage Capital, Inc. - Series B, 7.75% (3 Month LIBOR USD + 5.18%) (a)(c)	152,692	4,095,199
KeyCorp - Series G, 5.63%	45,000	1,147,050
MFA Financial, Inc. - Series B, 7.50% (a)	59,000	1,464,380
Oaktree Capital Group LLC - Series A, 6.63%	25,000	637,750
Oaktree Capital Group LLC - Series B , 6.55%	60,000	1,522,200
Ready Capital Corp., 7.00%	49,941	1,310,452
Wells Fargo Real Estate Investment Corp. - Series A, 6.38%	30,374	785,775
		31,248,394

Industrials - 0.7%
Seaspan Corp. - Series H, 7.88%	44,575	1,084,510
Seaspan Corp. - Series I, 8.00% (3 Month LIBOR USD + 5.01%) (c)	30,000	729,000
		1,813,510

Real Estate - 6.9%
Ashford Hospitality Trust, Inc. - Series G, 7.38% (a)	169,831	3,890,828
Bluerock Residential Growth REIT, Inc. - Series A, 8.25%	67,991	1,803,801
Brookfield Property Partners LP - Series A, 6.50%	60,200	1,502,592
Hersha Hospitality Trust - Series D, 6.50%	78,444	1,898,345
iStar, Inc. - Series G, 7.65%	53,525	1,352,577
Landmark Infrastructure Partners LP - Series B, 7.90%	51,884	1,303,326
Summit Hotel Properties, Inc. - Series D, 6.45%	11,879	302,320
UMH Properties, Inc. - Series B, 8.00% (a)	40,190	1,037,304
VEREIT, Inc. - Series F, 6.70% (a)	222,547	5,590,381
		18,681,474

Utilities - 0.2%
CMS ENERGY Corp., 5.88%	25,000	648,250

TOTAL PREFERRED STOCKS		78,993,776
(Cost $76,290,201)

CONVERTIBLE PREFERRED STOCKS - 0.9%
Real Estate - 0.9%
CorEnergy Infrastructure Trust, Inc. - Series A, 7.38%	100,597	2,544,098

TOTAL CONVERTIBLE PREFERRED STOCKS		2,544,098
(Cost $2,501,118)

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT
CORPORATE BONDS - 0.3%
Real Estate - 0.3%
CBL & Associates Properties, Inc.
5.25%, 12/01/2023	$1,000,000	695,000

TOTAL CORPORATE BONDS		695,000
(Cost $889,475)

EXCHANGE TRADED FUNDS - 0.8%
JPMorgan Alerian MLP ETF	75,000	1,820,250
NETLease Corporate Real Estate ETF	10,000	255,919

TOTAL EXCHANGE TRADED FUNDS		2,076,169
(Cost $2,167,824)

MUTUAL FUNDS - 3.4%	NUMBER OF SHARES
Brookfield Real Assets Income Fund, Inc.	64,500	1,366,110
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	46,243	1,085,786
Cohen & Steers Quality Income Realty Fund, Inc.	96,050	1,285,629
Cohen & Steers Select Preferred and Income Fund, Inc.	30,425	858,898
Nuveen Preferred Income Opportunities Fund	305,783	2,895,765
Oaktree Specialty Lending Corp.	319,200	1,698,144

TOTAL MUTUAL FUNDS		9,190,332
(Cost $8,267,376)

SHORT-TERM INVESTMENTS - 2.2%	NUMBER OF SHARES
First American Treasury Obligations Fund, 2.31% (d)	6,078,804	6,078,804

TOTAL SHORT-TERM INVESTMENTS		6,078,804
(Cost $6,078,804)

TOTAL INVESTMENTS
(Cost $261,580,671) - 99.7%		269,972,131
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		603,066

TOTAL NET ASSETS - 100.0%		$270,575,197

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security has been segregated for open short positions.
(b)	U.S. traded security of a foreign issuer or corporation.
(c)	Variable Rate Security. The rate shown represents the rate at May 31, 2019.
(d)	Seven-day yield as of May 31, 2019.

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF SECURITIES SOLD SHORT

May 31, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE
EXCHANGE TRADED FUNDS - (16.7%)
Finance and Insurance - (8.5%)
Energy Select Sector SPDR ETF	(175,000)	(10,284,750)
Invesco Preferred ETF	(100,000)	(1,457,000)
iShares Mortgage Real Estate ETF	(270,000)	(11,132,100)
		(22,873,850)
Real Estate - (8.2%)
Vanguard REIT ETF	(255,000)	(22,156,950)
		(22,156,950)

TOTAL EXCHANGE TRADED FUNDS		(45,030,800)
(Proceeds $45,584,195)

REITS - (2.4%)
Real Estate - (2.4%)
CBL & Associates Properties, Inc.	(195,201)	(158,952)
Colony Capital, Inc.	(100,000)	(519,000)
Macerich Co. (The)	(100,000)	(3,633,000)
Taubman Centers, Inc.	(50,000)	(2,218,000)
		(6,528,952)

TOTAL REITS		(6,528,952)
(Proceeds $6,428,319)

TOTAL SECURITIES SOLD SHORT		$(51,559,752)
(Proceeds $52,012,514) - (19.1%)

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are

The input and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of May 31, 2019, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Common Stocks
Energy	$7,162,900	$7,162,900	$-	$-
Financials	912,000	912,000	-	-
Real Estate	4,345,093	4,345,093	-	-
Total Common Stocks	12,419,993	12,419,993	-	-
REITs
Financials	75,805,186	75,805,186	-	-
Real Estate	82,168,773	79,766,497	2,402,276	-
Total REITs	157,973,959	155,571,683	2,402,276	-
Preferred Stocks
Consumer Discretionary	3,000,000	-	3,000,000	-
Energy	23,602,148	23,602,148	-	-
Financials	31,248,394	31,248,394		-
Industrials	1,813,510	1,813,510	-	-
Real Estate	18,681,474	18,681,474		-
Utilities	648,250	648,250	-	-
Total Preferred Stocks	78,993,776	75,993,776	3,000,000	-
Convertible Preferred Stocks
Real Estate	2,544,098	2,544,098	-	-
Total Convertible Preferred Stocks	2,544,098	2,544,098	-	-
Corporate Bonds
Real Estate	695,000	-	695,000	-
Total Corporate Bonds	695,000	-	695,000	-
Exchange Traded Funds	2,076,169	2,076,169	-	-
Mutual Funds	9,190,332	9,190,332	-	-
Short-Term Investments	6,078,804	6,078,804	-	-
Total Investments in Securities	$269,972,131	$263,874,855	$6,097,276	$-
Total Assets	$269,972,131	$263,874,855	$6,097,276	$-
Liabilities
Securities Sold Short	$(51,559,752)	$(51,559,752)	$-	$-
Total Liabilities	$(51,559,752)	$(51,559,752)	$-	$-

ORINDA INCOME OPPORTUNITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair value pricing are categorized as Level 2 in the hierarchy.

For the period ending May 31, 2019, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS — 99.9%
Auto Parts & Equipment — 5.6%
Adient PLC*	90,749	$1,566,328
Banks — 8.7%
HomeStreet, Inc.*	30,510	868,009
KeyCorp	26,983	430,919
MidWestOne Financial Group, Inc.	41,201	1,147,036
		2,445,964
Chemicals — 7.7%
Koppers Holdings, Inc.*	35,862	956,081
Univar, Inc.*	19,066	381,510
Venator Materials PLC*	191,045	831,046
		2,168,637
Commercial Services — 6.6%
Herc Holdings, Inc.*	43,407	1,477,140
Hudson Global, Inc.*	299,138	382,897
		1,860,037
Depository Credit Intermediation — 0.2%
Synovus Financial Corp.	1,435	45,863
Industrial Machinery Manufacturing — 0.4%
Kulicke & Soffa Industries, Inc.	5,250	101,797
Insurance — 9.6%
Assured Guaranty Ltd.	26,926	1,100,466
Brighthouse Financial, Inc.*	44,709	1,586,722
		2,687,188
Machinery - Diversified — 8.5%
Intevac, Inc.*	446,433	2,366,095
Manufacturing — 4.1%
Intrepid Potash, Inc.*	111,380	351,961
Manitowoc Company, Inc., (The)*	29,176	398,252
McDermott International, Inc.*(a)	9,702	58,600
Olin Corp.(a)	15,710	308,073
REV Group, Inc.	3,000	33,240
		1,150,126
Mining — 9.8%
C&J Energy Services, Inc.*	95,164	1,126,742
Transocean Ltd.	261,965	1,624,183
		2,750,925
Oil & Gas — 9.7%
Chesapeake Energy Corp.*(a)	809,845	1,554,903
Halcon Resources Corp.*(a)	746,965	159,701
MRC Global, Inc.*	8,439	124,897
SM Energy Co.	22,000	255,860
Whiting Petroleum Corp.*(a)	34,050	625,839
		2,721,200
Pharmaceuticals — 0.5%
Mallinckrodt PLC*	16,936	147,174
Plastics Product Manufacturing — 2.8%
Newell Brands, Inc.	58,793	789,002
Real Estate Investment Trust — 7.9%
Alexander & Baldwin, Inc.	30,562	705,065
Boardwalk Real Estate Investment Trust	49,991	1,504,979
		2,210,044

The accompanying notes are an integral part of the portfolio of investments.

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Retail — 0.9%
Tuesday Morning Corp.*(a)	167,751	254,982
Telecommunications — 8.8%
Aviat Networks, Inc.*	183,441	2,393,905
UTStarcom Holdings Corp.*	17,355	54,668
		2,448,573
Transportation — 8.0%
Ardmore Shipping Corp.*	52,863	372,156
Scorpio Tankers, Inc.	66,045	1,719,151
Stolt-Nielsen Ltd.	11,875	134,959
		2,226,266
TOTAL COMMON STOCKS
(Cost $39,674,342)		27,940,201
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL — 8.3%
Mount Vernon Liquid Assets Portfolio, LLC, 2.54%	2,308,995	2,308,995
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $2,308,995)		2,308,995
SHORT-TERM INVESTMENTS — 0.1%
First American Government Obligations Fund, Class X, 2.32% (b)	20,336	20,336
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,336)		20,336
TOTAL INVESTMENTS — 108.2%
(Cost $42,003,673)		30,269,532
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2)%		(2,301,645)
NET ASSETS — 100.0%		$27,967,887

*	Non-income producing security.
PLC	Public Limited Company
(a)	All or a portion of the security is on loan. At May 31, 2019, the market value of securities on loan was $1,939,836.
(b)	Seven day yield as of May 31, 2019.

The accompanying notes are an integral part of the portfolio of investments.

THE SCHNEIDER FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — Prices are determined using quoted prices in active markets for identical securities.
•	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stocks	$27,940,201	$27,940,201	$-	$-	$-
Investments Purchased with Proceeds from Securities Lending Collateral	2,308,995	-	-	-	2,308,995
Short-Term Investments	20,336	20,336	-	-	-
Total**	$30,269,532	$27,960,537	$-	$-	$2,308,995

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
**	Please refer to the Portfolio of Investments for further details.

THE SCHNEIDER FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

At the end of each period, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

SGI U.S. LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS - 98.1%
Aerospace/Defense — 0.2%
Lockheed Martin Corp.	3,100	$1,049,474
Apparel — 0.4%
Kontoor Brands, Inc.*	3,600	105,480
VF Corp.	25,200	2,063,376
		2,168,856
Auto Parts & Equipment — 0.2%
Lear Corp.	6,300	749,889
Banks — 2.5%
Comerica, Inc.	86,100	5,925,402
Commerce Bancshares, Inc.	2,640	151,352
Northern Trust Corp.	44,200	3,779,984
Regions Financial Corp.	55,800	771,714
Umpqua Holdings Corp.	54,600	871,962
		11,500,414
Beverages — 1.6%
PepsiCo, Inc.	57,600	7,372,800
Building Materials — 0.3%
Masco Corp.	35,800	1,250,136
Chemicals — 2.1%
Air Products & Chemicals, Inc.	16,900	3,440,671
Axalta Coating Systems Ltd.*	269,100	6,326,541
		9,767,212
Commercial Services — 4.5%
Ecolab, Inc.	5,200	957,268
MarketAxess Holdings, Inc.	3,900	1,161,498
Robert Half International, Inc.	105,800	5,677,228
S&P Global, Inc.	59,700	12,768,636
		20,564,630
Computers — 3.6%
Accenture PLC, Class A, (Ireland)	23,900	4,255,873
Amdocs Ltd.	25,500	1,515,210
Apple, Inc.	18,900	3,308,823
Cognizant Technology Solutions Corp.	122,400	7,580,232
		16,660,138
Cosmetics & Personal Care — 2.5%
Colgate-Palmolive Co.	90,400	6,293,648
Estee Lauder Cos, Inc., (The), Class A	14,200	2,286,626
Procter & Gamble Co., (The)	30,000	3,087,300
		11,667,574
Distribution & Wholesale — 0.4%
Fastenal Co.	28,200	862,638
HD Supply Holdings, Inc.*	21,600	896,184
		1,758,822
Diversified Financial Services — 2.0%
Cboe Global Markets, Inc.	65,800	7,141,932
T Rowe Price Group, Inc.	22,700	2,295,878
		9,437,810

The accompanying notes are an integral part of the portfolio of investments.

SGI U.S. LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Electric — 5.3%
Consolidated Edison, Inc.	11,600	1,001,080
Evergy, Inc.	154,500	8,982,630
OGE Energy Corp.	159,700	6,637,132
Pinnacle West Capital Corp.	18,400	1,727,944
Sempra Energy	8,200	1,077,890
Xcel Energy, Inc.	88,100	5,051,654
		24,478,330
Electronics — 2.8%
Garmin Ltd., (Switzerland)	21,900	1,674,912
Mettler-Toledo International, Inc.*	3,600	2,603,124
National Instruments Corp.	167,300	6,456,107
TE Connectivity Ltd., (Switzerland)	24,800	2,088,904
		12,823,047
Environmental Control — 1.0%
Republic Services, Inc.	37,700	3,189,043
Waste Management, Inc.	13,500	1,476,225
		4,665,268
Food — 7.6%
Flowers Foods, Inc.	276,000	6,174,120
Hershey Co., (The)	88,000	11,612,480
Ingredion, Inc.	111,300	8,476,608
Sysco Corp.	134,100	9,228,762
		35,491,970
Gas — 1.7%
National Fuel Gas Co.	146,400	7,804,584
Hand & Machine Tools — 0.7%
Snap-on, Inc.	19,500	3,040,440
Healthcare-Products — 1.9%
Baxter International, Inc.	62,400	4,582,656
IDEXX Laboratories, Inc.*	16,200	4,046,274
		8,628,930
Healthcare-Services — 1.8%
Chemed Corp.	2,900	951,026
Humana, Inc.	3,000	734,580
UnitedHealth Group, Inc.	27,100	6,552,780
		8,238,386
Home Builders — 2.8%
NVR, Inc.*	4,000	12,806,280
Home Furnishings — 0.2%
Dolby Laboratories, Inc., Class A	14,600	904,762
Household Products & Wares — 0.3%
Clorox Co., (The)	10,000	1,488,100
Housewares — 2.1%
Toro Co., (The)	150,400	9,800,064
Insurance — 2.5%
Allstate Corp., (The)	28,600	2,731,586
American International Group, Inc.	110,400	5,638,128
First American Financial Corp.	48,400	2,499,860
Progressive Corp., (The)	12,800	1,014,784
		11,884,358
Iron & Steel — 0.4%
Nucor Corp.	37,700	1,809,600
Lodging — 2.7%
Choice Hotels International, Inc.	84,400	6,945,276
Extended Stay America, Inc.	315,900	5,414,526
		12,359,802
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	27,900	3,342,699
Machinery-Diversified — 2.3%
Cummins, Inc.	44,600	6,723,896
Graco, Inc.	82,800	3,909,816
		10,633,712
Media — 1.7%
CBS Corp., Class B	19,000	917,320
Comcast Corp., Class A	110,400	4,526,400
Walt Disney Co., (The)	17,700	2,337,108
		7,780,828

The accompanying notes are an integral part of the portfolio of investments.

SGI U.S. LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Mining — 1.2%
Royal Gold, Inc.	61,400	5,402,586
Miscellaneous Manufacturing — 0.2%
Hexcel Corp.	13,300	968,107
Oil & Gas — 0.5%
ConocoPhillips	23,500	1,385,560
Exxon Mobil Corp.	12,300	870,471
		2,256,031
Pharmaceuticals — 7.1%
AbbVie, Inc.	167,200	12,825,911
Bristol-Myers Squibb Co.	268,700	12,190,919
Jazz Pharmaceuticals PLC, (Ireland)*	6,700	841,185
Zoetis, Inc.	68,200	6,891,610
		32,749,625
Real Estate — 1.1%
Jones Lang LaSalle, Inc.	39,400	4,903,330
REITS — 4.3%
American Tower Corp.	16,000	3,340,320
Equity LifeStyle Properties, Inc.	14,400	1,751,904
Liberty Property Trust	19,200	911,424
Public Storage	30,500	7,255,340
Rayonier, Inc.	29,500	830,425
UDR, Inc.	21,500	962,770
Weingarten Realty Investors	49,000	1,381,800
WP Carey, Inc.	39,100	3,245,691
		19,679,674
Retail — 11.3%
Costco Wholesale Corp.	8,500	2,036,430
Darden Restaurants, Inc.	62,700	7,293,264
Dollar General Corp.	28,800	3,665,664
Home Depot, Inc., (The)	26,200	4,974,070
Lowe's Cos, Inc.	10,600	988,768
MSC Industrial Direct Co., Inc.	36,900	2,607,354
Ross Stores, Inc.	13,600	1,264,664
Starbucks Corp.	43,100	3,278,186
Target Corp.	24,200	1,946,890
TJX Cos., Inc., (The)	197,900	9,952,391
Tractor Supply Co.	11,800	1,189,204
Wal-Mart Stores, Inc.	128,700	13,055,328
		52,252,213
Semiconductors — 2.5%
Teradyne, Inc.	270,758	11,409,742
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	4,400	902,528
Software — 7.2%
Aspen Technology, Inc.*	20,500	2,329,005
Cadence Design Systems, Inc.*	53,600	3,407,352
CDK Global, Inc.	77,900	3,770,360
Fidelity National Information Services, Inc.	8,100	974,430
Fiserv, Inc.*	34,500	2,962,170
Intuit, Inc.	26,100	6,390,585
Paychex, Inc.	43,100	3,697,549
Synopsys, Inc.*	86,500	10,072,060
		33,603,511
Telecommunications — 1.9%
Cisco Systems, Inc.	86,700	4,511,001
T-Mobile US, Inc.*	34,900	2,563,056
Verizon Communications, Inc.	29,400	1,597,890
		8,671,947

The accompanying notes are an integral part of the portfolio of investments.

SGI U.S. LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Transportation — 0.4%
CH Robinson Worldwide, Inc.	11,300	899,819
Norfolk Southern Corp.	4,700	917,158
		1,816,977
Water — 1.4%
American Water Works Co., Inc.	45,200	5,108,504
Aqua America, Inc.	36,000	1,423,440
		6,531,944
TOTAL COMMON STOCKS
(Cost $417,636,289)		453,077,130
EXCHANGE-TRADED FUNDS - 0.8%
iShares Core S&P 500 ETF	6,500	1,802,450
Vanguard S&P 500 ETF	7,000	1,770,090
		3,572,540
TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,668,388)		3,572,540
SHORT-TERM INVESTMENTS - 1.0%
Fidelity Investments Money Market Funds - Government Portfolio, Class I, 2.27% (a)	4,450,174	4,450,174
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,450,174)		4,450,174
TOTAL INVESTMENTS - 99.9%
(Cost $425,754,851)		461,099,844
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		587,592
NET ASSETS - 100.0%		$461,687,436

*	Non-income producing security.
(a)	Seven-day yield as of May 31, 2019.

ETF Exchange-Traded Fund

PLC Public Limited Company

REIT Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SGI U.S. SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense — 0.9%
AAR Corp.	11,000	$330,990
Agriculture — 0.8%
Limoneira Co.	15,300	289,935
Airlines — 0.9%
SkyWest, Inc.	5,700	334,704
Apparel — 1.7%
Movado Group, Inc.	11,400	293,664
Steven Madden Ltd.	10,800	326,808
		620,472
Banks — 10.1%
Bryn Mawr Bank Corp.	9,600	350,976
Carolina Financial Corp.	9,300	308,760
First Bancshares, Inc., (The)	12,100	360,580
First Financial Corp.	9,690	366,573
German American Bancorp, Inc.	11,762	327,807
Great Southern Bancorp, Inc.	6,900	381,018
Heritage Commerce Corp.	27,800	331,098
Old Line Bancshares, Inc.	13,612	335,263
Opus Bank	16,600	333,162
Preferred Bank	7,300	319,521
QCR Holdings, Inc.	10,300	330,424
		3,745,182
Chemicals — 2.8%
Landec Corp.*	39,200	388,864
Materion Corp.	5,620	339,729
Sensient Technologies Corp.	4,400	297,880
		1,026,473
Commercial Services — 7.3%
Carriage Services, Inc.	18,504	337,143
ICF International, Inc.	4,100	298,849
K12, Inc.*	11,500	351,555
Kelly Services, Inc., Class A	15,000	352,500
SP Plus Corp.*	11,800	366,154
TrueBlue, Inc.*	14,431	306,514
Vectrus, Inc.*	9,950	351,136
Willdan Group, Inc.*	10,500	326,760
		2,690,611
Communications Equipment — 0.9%
Comtech Telecommunications Corp.	16,322	345,210
Cosmetics & Personal Care — 0.7%
Edgewell Personal Care Co.*	8,500	242,590
Diversified Financial Services — 0.9%
Provident Financial Services, Inc.	13,300	317,072
Electric — 7.8%
ALLETE, Inc.	4,400	360,316
Avista Corp.	8,300	346,608
El Paso Electric Co.	5,300	308,460
NorthWestern Corp.	4,500	319,230
Otter Tail Corp.	7,700	382,459
PNM Resources, Inc.	7,800	367,458
Portland General Electric Co.	7,200	380,592
Unitil Corp.	6,798	386,534
		2,851,657

The accompanying notes are an integral part of the portfolio of investments.

SGI U.S. SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Electronics — 2.0%
Ituran Location and Control Ltd., (Israel)	11,810	367,409
Universal Electronics, Inc.*	8,900	350,571
		717,980
Energy-Alternate Sources — 0.9%
TerraForm Power, Inc.	23,500	317,250
Food — 2.1%
B&G Foods, Inc.	16,000	351,200
Ingles Markets, Inc., Class A	14,469	431,321
		782,521
Forest Products & Paper — 0.8%
Neenah, Inc.	5,400	308,664
Gas — 1.8%
Chesapeake Utilities Corp.	3,400	308,652
Southwest Gas Holdings, Inc.	4,300	366,102
		674,754
Healthcare-Services — 2.9%
MEDNAX, Inc.*	13,100	323,046
Tivity Health, Inc.*	18,000	329,400
Triple-S Management Corp.*	16,948	415,226
		1,067,672
Home Builders — 1.0%
Taylor Morrison Home Corp.*	19,300	385,421
Insurance — 2.9%
Essent Group Ltd.*	7,400	347,430
FBL Financial Group, Inc., Class A	5,300	326,268
White Mountains Insurance Group Ltd.	400	391,840
		1,065,538
Internet — 1.9%
ePlus, Inc.*	4,310	304,545
HealthStream, Inc.*	15,100	377,500
		682,045
Investment Companies — 5.8%
Apollo Investment Corp.	22,600	350,978
Fidus Investment Corp.	22,348	353,546
Gladstone Capital Corp.	37,595	338,355
Golub Capital BDC, Inc.	19,000	333,070
PennantPark Investment Corp.	56,977	369,781
Solar Capital Ltd.	18,700	383,350
		2,129,080
Leisure Time — 1.0%
Lindblad Expeditions Holdings, Inc.*	21,700	354,144
Lodging — 2.0%
Marcus Corp., (The)	10,500	367,080
Playa Hotels & Resorts NV, (Netherlands)*	45,595	367,040
		734,120
Machinery-Diversified — 1.6%
Applied Industrial Technologies, Inc.	5,500	298,815
Manitowoc Co. Inc., (The)*	21,500	293,475
		592,290
Metal Fabricate/Hardware — 1.0%
Northwest Pipe Co.*	16,533	384,227
Oil & Gas Services — 0.9%
Exterran Corp.*	25,057	345,787
Pharmaceuticals — 1.2%
Phibro Animal Health Corp., Class A	14,300	422,994
Private Equity — 0.9%
Hercules Capital, Inc.	25,800	329,208

The accompanying notes are an integral part of the portfolio of investments.

SGI U.S. SMALL CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
REITS — 21.4%
American Assets Trust, Inc.	7,920	359,489
Apple Hospitality REIT, Inc.	23,100	356,664
Ares Commercial Real Estate Corp.	24,577	360,790
CatchMark Timber Trust, Inc.	38,600	363,226
Cherry Hill Mortgage Investment Corp.	22,200	361,860
Chimera Investment Corp.	18,300	333,792
CoreCivic, Inc.	19,000	416,100
CorEnergy Infrastructure Trust, Inc.	9,725	375,288
Exantas Capital Corp.	34,770	378,993
First Industrial Realty Trust, Inc.	9,100	315,861
Franklin Street Properties Corp.	49,300	356,932
Investors Real Estate Trust	5,900	341,551
iStar, Inc.	44,400	488,844
National Health Investors, Inc.	4,700	369,185
Office Properties Income Trust	12,946	309,539
One Liberty Properties, Inc.	12,200	348,188
PennyMac Mortgage Investment Trust	17,500	364,000
Redwood Trust, Inc.	21,300	339,309
Saul Centers, Inc.	6,382	342,649
TPG RE Finance Trust, Inc.	17,564	336,702
Two Harbors Investment Corp.	26,800	327,496
Western Asset Mortgage Capital Corp.	33,000	319,770
		7,866,228
Retail — 6.4%
Caleres Inc.	13,500	254,610
Foundation Building Materials, Inc.*	26,089	395,770
Genesco, Inc.*	7,700	346,346
Haverty Furniture Cos, Inc.	18,700	325,567
PC Connection, Inc.	11,294	358,471
Ruth's Hospitality Group, Inc.	13,700	313,319
Suburban Propane Partners LP	15,450	353,805
		2,347,888
Semiconductors — 0.9%
Photronics, Inc.*	41,773	338,779
Software — 1.0%
Monotype Imaging Holdings, Inc.	23,200	377,928
Telecommunications — 1.0%
InterDigital, Inc.	5,500	349,360
Textiles — 0.9%
UniFirst Corp.	2,200	349,316
Water — 0.9%
California Water Service Group	6,389	314,467

TOTAL COMMON STOCKS
(Cost $37,081,746)		36,032,557

EXCHANGE-TRADED FUNDS - 0.9%
iShares Russell 2000 ETF	1,200	175,032
Vanguard Russell 2000 ETF	1,500	176,010
		351,042
TOTAL EXCHANGE-TRADED FUNDS
(Cost $361,570)		351,042
SHORT-TERM INVESTMENTS - 1.0%
Fidelity Investments Money Market Funds - Government Portfolio, Class I, 2.27% (a)	356,349	356,349
TOTAL SHORT-TERM INVESTMENTS
(Cost $356,349)		356,349
TOTAL INVESTMENTS - 99.9%
(Cost $37,799,666)		36,739,948
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		31,168
NET ASSETS - 100.0%		$36,771,116

*	Non-income producing security.
(a)	Seven-day yield as of May 31, 2019.

BDC Business Development Company

ETF Exchange-Traded Fund

REIT Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SGI GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Banks — 6.6%
Bank of Montreal, (Canada)	4,700	$341,267
Canadian Imperial Bank of Commerce, (Canada)	4,400	333,432
Royal Bank of Canada, (Canada)	4,600	345,690
Toronto-Dominion Bank, (The), (Canada)	6,500	355,225
		1,375,614
Beverages — 3.6%
Coca-Cola Co., (The)	7,600	373,388
PepsiCo, Inc.	2,900	371,200
		744,588
Chemicals — 3.4%
Linde PLC, (Ireland)	2,100	379,155
Nutrien Ltd., (Canada)	6,800	331,432
		710,587
Computers — 3.4%
Check Point Software Technologies Ltd., (Israel)*	3,090	340,765
Infosys Ltd., (India), SP ADR	34,100	357,027
		697,792
Cosmetics & Personal Care — 3.5%
Procter & Gamble Co., (The)	3,480	358,127
Unilever, (Netherlands)	6,200	372,744
		730,871
Diversified Financial Services — 5.3%
Mastercard, Inc.	1,500	377,235
T Rowe Price Group, Inc.	3,500	353,990
Visa, Inc., Class A	2,280	367,833
		1,099,058
Electric — 3.6%
Fortis Inc., (Canada)	9,800	370,538
Sempra Energy	2,900	381,205
		751,743
Energy-Alternate Sources — 1.8%
Algonquin Power & Utilities Corp., (Canada)	32,600	379,790
Engineering & Construction — 1.7%
Grupo Aeroportuario del Pacifico SAB de CV, (Mexico), ADR	3,600	352,368
Environmental Control — 1.8%
Waste Connections, Inc., (Canada)	3,900	369,096
Food — 1.9%
Hershey Co., (The)	3,000	395,880
Healthcare-Products — 1.9%
Medtronic PLC, (Ireland)	4,200	388,836
Household Products & Wares — 1.7%
Clorox Co., (The), Class A	2,400	357,144
Insurance — 3.4%
Berkshire Hathaway, Inc., Class B*	1,700	335,614
Chubb Ltd.	2,520	368,096
		703,710
Media — 3.5%
Thomson Reuters Corp.	5,900	375,771
Walt Disney Co., (The)	2,700	356,508
		732,279
Oil & Gas — 5.2%
BP PLC, (United Kingdom), SP ADR	8,500	346,120
Enbridge, Inc., (Canada)	10,000	368,700
Royal Dutch Shell PLC, (Netherlands), SP ADR	5,800	358,498
		1,073,318

The accompanying notes are an integral part of the portfolio of investments.

SGI GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

MAY 31, 2019 (UNAUDITED)

	Number of Shares	Value
Pharmaceuticals — 13.8%
Bristol-Myers Squibb Co.	7,900	358,423
Eli Lilly & Co.	3,070	355,936
GlaxoSmithKline PLC, (United Kingdom), SP ADR	9,000	347,760
Merck & Co., Inc.	4,700	372,287
Novartis AG, (Switzerland), SP ADR	4,500	385,380
Novo Nordisk, (Denmark), SP ADR	7,400	349,280
Pfizer, Inc.	9,000	373,680
Sanofi, (France), ADR	8,270	334,356
		2,877,102
Pipelines — 1.8%
TC Energy Corp., (Canada)	7,800	379,704
REITS — 1.9%
Public Storage	1,700	404,396
Retail — 7.1%
McDonald's Corp.	1,920	380,678
Starbucks Corp.	4,900	372,694
TJX Cos., Inc., (The)	6,700	336,943
Wal-Mart Stores, Inc.	3,560	361,126
		1,451,441
Software — 5.2%
Microsoft Corp.	2,800	346,304
Nice Ltd., (Isreal), SP ADR	2,700	377,595
SAP SE, (Germany), SP ADR	2,900	356,932
		1,080,831
Telecommunications — 13.5%
BCE, Inc., (Canada)	8,080	363,843
BT Group PLC, (United Kingdom), SP ADR	24,400	302,560
China Mobile Ltd., (China), SP ADR	7,700	337,414
Orange SA, (France), SP ADR	23,200	348,696
Rogers Communications, Inc., (Canada)	7,200	378,648
Telefonica SA, (Spain), SP ADR	44,400	352,092
TELUS Corp.	10,000	368,900
Verizon Communications, Inc.	6,300	342,405
		2,794,558
Transportation — 3.4%
Canadian National Railway Co., (Canada)	3,900	345,501
CH Robinson Worldwide, Inc.	4,600	366,298
		711,799
TOTAL COMMON STOCKS
(Cost $18,992,836)		20,562,505
SHORT-TERM INVESTMENTS - 0.7%
Fidelity Investments Money Market Funds - Government Portfolio, Class I, 2.27% (a)	149,071	149,071
TOTAL SHORT-TERM INVESTMENTS
(Cost $149,071)		149,071
TOTAL INVESTMENTS - 99.7%
(Cost $19,141,907)		20,711,576
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		62,138
NET ASSETS - 100.0%		$20,773,714

*	Non-income producing security.
(a)	Seven-day yield as of May 31, 2019.

ADR American Depositary Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

SP ADR Sponsored ADR

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS, LLC

PORTFOLIO OF INVESTMENTS

MAY 31, 2019 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying funds are valued at the SGI U.S. Large Cap Equity Fund, the SGI U.S. Small Cap Equity Fund, and the SGI Global Equity Fund (each a "Fund", collectively the "Funds") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2019, in valuing each Fund's investments carried at fair value:

SGI U.S. Large Cap Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stocks	$453,077,130	$453,077,130	$-	$-
Exchange-Traded Funds	3,572,540	3,572,540	-	-
Short-Term Investments	4,450,174	4,450,174	-	-
Total Investments*	$461,099,844	$461,099,844	$-	$-

SGI U.S. Small Cap Equity Fund
Common Stocks	$36,032,557	$36,032,557	$-	$-
Exchange-Traded Funds	351,042	351,042	-	-
Short-Term Investments	356,349	356,349	-	-
Total Investments*	$36,739,948	$36,739,948	$-	$-

SGI Global Equity Fund
Common Stocks	$20,562,505	$20,562,505	$-	$-
Short-Term Investments	149,071	149,071	-	-
Total Investments*	$20,711,576	$20,711,576	$-	$-

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2019, the Funds had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	7/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	7/25/2019

By (Signature and Title)*	/s/ James Shaw
James Shaw, Treasurer
(principal financial officer)

Date	7/25/2019

*	Print the name and title of each signing officer under his or her signature.